UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios	Growth		Balanced		Conservative
December 31, 2010 (Unaudited)

COMMON STOCKS(a)	Growth 55.4%		Balanced 44.2%		Conservative 33.2%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.7%		3.3%		2.5%
African Rainbow Minerals, Ltd.
(South Africa)	28,027	$890,830	--	$--	--	$--
Agrium, Inc. (Canada)	4,251	390,725	3,160	290,447	2,616	240,446
Albemarle Corp.	40,426	2,254,962	30,490	1,700,732	17,666	985,409
AMCOL International Corp.	6,722	208,382	5,368	166,408	3,353	103,943
Andersons, Inc. (The)	20,563	747,465	13,870	504,175	7,391	268,663
AngloGold Ashanti, Ltd. (South
Africa)	11,861	586,581	--	--	--	--
Arafura Resources, Ltd.
(Australia) (NON) (SG) (SB) (SC)	52,613	79,724	41,407	62,744	28,414	43,056
Austevoll Seafood ASA (Norway)	28,828	245,437	24,111	205,277	13,919	118,504
Avalon Rare Metals, Inc. (Canada)
(NON) (SG) (SB)	16,701	104,182	13,337	83,197	8,329	51,957
BASF SE (Germany)	4,164	332,403	3,039	242,597	2,799	223,438
BBMG Corp. (China)	659,000	893,588	265,000	359,334	223,000	302,383
BHP Billiton, Ltd. (Australia)	57,922	2,683,481	29,042	1,345,493	14,316	663,249
Boise, Inc.	32,562	258,217	22,014	174,571	10,668	84,597
Brenntag AG (Germany) (NON)	1,430	145,895	1,045	106,616	870	88,761
Broadwind Energy, Inc. (NON)	31,554	72,890	25,160	58,120	16,334	37,732
Cameco Corp. (Canada)	2,887	116,577	2,334	94,247	1,596	64,446
Canada Lithium Corp. (Canada) (NON)	60,798	121,535	48,552	97,055	30,324	60,618
Carillion PLC (United Kingdom)	92,172	552,563	66,798	400,448	58,442	350,355
Century Aluminum Co. (NON)	8,822	137,006	5,773	89,655	2,952	45,845
China Everbright International,
Ltd. (Hong Kong)	411,000	215,731	324,000	170,066	222,000	116,526
China Green Holdings, Ltd. (China)	264,000	259,143	195,000	191,413	165,000	161,964
China National Building Material
Co., Ltd. (China)	352,000	806,978	--	--	--	--
China National Materials Co., Ltd.
(China)	874,000	705,002	--	--	--	--
China Rare Earth Holdings, Ltd.
(China) (NON)	134,000	62,578	108,000	50,436	74,000	34,558
Clearwater Paper Corp. (NON)	3,543	277,417	2,367	185,336	1,179	92,316
Coeur d'Alene Mines Corp. (NON)	8,516	232,657	5,574	152,282	2,848	77,807
Compagnie de Saint-Goban (France)	5,130	264,094	3,749	193,000	3,054	157,221
Contango Ore, Inc. (NON)	450	4,725	304	3,192	139	1,460
Cytec Industries, Inc.	26,000	1,379,560	19,500	1,034,670	11,200	594,272
Denison Mines Corp. (Canada) (NON)	11,846	40,577	9,025	30,914	6,172	21,142
Elementos, Ltd. (Australia) (NON)	3,980	1,447	3,178	1,155	1,984	721
Energy Resources of Australia,
Ltd. (Australia)	3,992	45,491	3,388	38,608	1,936	22,062
Extract Resources, Ltd.
(Australia) (NON)	3,774	36,322	2,726	26,236	1,864	17,939
Ezz Steel (Egypt) (NON)	28,387	95,846	20,876	70,486	17,450	58,918
Ferro Corp. (NON)	42,983	629,271	28,564	418,177	14,423	211,153
Fletcher Building, Ltd. (New
Zealand)	157,403	938,763	79,389	473,482	36,722	219,013
FMC Corp.	793	63,353	602	48,094	413	32,995
Formosa Chemicals & Fibre Corp.
(Taiwan)	175,000	589,133	--	--	--	--
Fortescue Metals Group, Ltd.
(Australia) (NON)	29,477	197,377	21,704	145,330	18,387	123,119
Freeport-McMoRan Copper & Gold,
Inc. Class B	52,600	6,316,734	39,500	4,743,555	22,600	2,714,034
Fufeng Group, Ltd. (Hong Kong)	124,000	108,638	90,000	78,850	72,000	63,080
Galaxy Resources, Ltd. (Australia)
(NON)	26,691	39,625	20,990	31,161	14,371	21,335
Gibraltar Industries, Inc. (NON)	35,422	480,677	23,674	321,256	11,856	160,886
Golden Star Resources, Ltd.
(Canada) (NON)	35,227	161,692	23,914	109,765	11,680	53,611
Great Western Minerals Group, Ltd.
(Canada) (NON)	86,000	50,105	67,500	39,327	46,000	26,801
Grupo Mexico SAB de CV SA Ser. B
(Mexico)	203,935	839,434	--	--	--	--
Hawkins, Inc.	2,435	108,114	1,650	73,260	807	35,831
Hecla Mining Co. (NON) (SG)	23,694	266,794	15,507	174,609	7,926	89,247
HeidelbergCement AG (Germany)	5,717	358,526	3,745	234,858	3,385	212,281
Hochtief AG (Germany)	2,290	194,564	1,681	142,822	1,409	119,712
Horsehead Holding Corp. (NON)	35,989	469,297	24,266	316,429	11,793	153,781
HQ Sustainable Maritime
Industries, Inc. (NON)	8,221	39,214	6,876	32,799	3,969	18,932
Innophos Holdings, Inc.	10,157	366,465	6,575	237,226	3,374	121,734
Insituform Technologies, Inc. (NON)	8,180	216,852	6,533	173,190	4,555	120,753
International Flavors &
Fragrances, Inc.	33,300	1,851,147	25,000	1,389,750	14,300	794,937
KapStone Paper and Packaging Corp.
(NON)	28,780	440,334	19,079	291,909	9,576	146,513
Koninklijke DSM NV (Netherlands)	19,373	1,103,666	9,892	563,540	4,410	251,235
Koppers Holdings, Inc.	18,016	644,612	11,956	427,786	6,041	216,147
LANXESS AG (Germany)	8,057	636,709	5,879	464,591	5,226	412,988
Layne Christensen Co. (NON)	4,143	142,602	3,341	114,997	2,285	78,650
Lithium Corp. (NON)	24,392	6,220	19,478	4,967	12,165	3,102
Lubrizol Corp. (The)	22,000	2,351,360	16,600	1,774,208	9,500	1,015,360
Lynas Corp., Ltd. (Australia) (NON)	77,649	163,772	60,730	128,088	41,674	87,896
LyondellBasell Industries NV
Class A (Netherlands) (NON)	9,111	313,418	9,111	313,418	6,958	239,355
MeadWestvaco Corp.	69,665	1,822,436	52,377	1,370,182	29,911	782,472
Mechel ADR (Russia) (NON)	20,539	600,355	--	--	--	--
Mexichem SAB de CV (Mexico)	166,700	596,550	--	--	--	--
Minerals Technologies, Inc.	9,815	641,999	6,518	426,342	3,298	215,722
Mitsui Chemicals, Inc. (Japan)	768,000	2,752,993	392,000	1,405,174	185,000	663,156
Mitsui Mining & Smelting Co., Ltd.
(Japan)	287,000	947,475	144,000	475,388	66,000	217,886
Molycorp, Inc. (NON) (SG) (SB) (SC)	9,998	498,900	7,013	349,949	3,824	190,818
Neenah Paper, Inc.	6,098	120,009	4,136	81,396	1,855	36,506
Neo Material Technologies, Inc.
(Canada) (NON)	7,600	59,853	6,100	48,040	4,000	31,502
NewMarket Corp.	1,699	209,606	1,149	141,752	564	69,581
Nitto Denko Corp. (Japan)	76,800	3,618,625	40,000	1,884,701	20,700	975,333
Northwest Pipe Co. (NON)	2,678	64,352	2,098	50,415	1,435	34,483
OCI Co., Ltd. (South Korea)	1,799	529,472	--	--	--	--
OM Group, Inc. (NON)	19,157	737,736	12,791	492,581	6,395	246,271
Orocobre, Ltd. (Australia) (NON)	16,083	54,175	12,843	43,261	8,021	27,018
Paladin Energy, Ltd. (Australia)
(NON)	11,285	56,962	9,079	45,827	6,209	31,340
Parkson Holdings Bhd (Malaysia)	153,924	269,061	113,120	197,735	94,940	165,956
Pescanova SA (Spain)	4,882	160,588	4,083	134,306	2,356	77,498
Petronas Chemicals Group Bhd
(Malaysia) (NON)	484,000	866,444	105,600	189,042	90,700	162,369
PPG Industries, Inc.	40,700	3,421,649	30,600	2,572,542	17,500	1,471,225
PT Borneo Lumbung Energi & Metal
Tbk (Indonesia) (NON)	2,439,500	362,811	--	--	--	--
Quaker Chemical Corp.	3,930	163,763	2,655	110,634	1,297	54,046
Quest Uranium Corp. (Canada) (NON)	12,397	68,865	9,900	54,994	6,183	34,347
Rare Element Resources, Ltd.
(Canada) (NON)	5,761	92,593	4,516	72,583	3,119	50,130
Rayonier, Inc. (R)	58,700	3,082,924	44,100	2,316,132	25,200	1,323,504
Real Gold Mining, Ltd. (China)
(NON) (SG)	365,000	635,803	--	--	--	--
Reliance Steel & Aluminum Co.	5,568	284,525	3,641	186,055	1,924	98,316
Rio Tinto PLC (United Kingdom)	51,703	3,617,618	27,185	1,902,113	15,141	1,059,404
Rio Tinto, Ltd. (Australia)	59,995	5,250,070	34,880	3,052,295	22,118	1,935,512
Rock-Tenn Co. Class A	4,822	260,147	3,246	175,122	1,637	88,316
Rockwood Holdings, Inc. (NON)	1,702	66,582	1,349	52,773	926	36,225
Siam Cement PCL NVDR (Thailand)	55,000	623,711	--	--	--	--
Sigma-Aldrich Corp.	1,273	84,731	1,016	67,625	635	42,266
Silvinit OJSC (Russia) (NON)	803	722,700	--	--	--	--
Sociedad Quimica y Minera de Chile
SA ADR (Chile)	1,177	68,760	924	53,980	634	37,038
Stepan, Co.	2,778	211,878	1,873	142,854	921	70,245
Sterlite Industries (India), Ltd.
(India)	110,228	460,141	--	--	--	--
Sterlite Industries (India), Ltd.
ADR (India)	34,760	574,930	--	--	--	--
STR Holdings, Inc. (NON) (SG) (SB)
(SC)	3,484	69,680	2,796	55,920	1,738	34,760
Syngenta AG (Switzerland)	3,269	957,352	2,395	701,395	2,088	611,487
Tantalus Rare Earths AG (Germany)
(NON)	314	9,237	250	7,354	156	4,589
Tasman Metals, Ltd. (Canada) (NON)	16,400	72,486	12,900	57,017	8,800	38,895
Teck Resources, Ltd. Class B
(Canada)	17,600	1,092,420	12,900	800,694	11,400	707,590
TSRC Corp. (Taiwan)	597,000	1,381,471	131,000	303,137	110,000	254,542
Ucore Rare Metals, Inc. (Canada)
(NON)	65,359	43,988	51,467	34,639	35,340	23,785
UEX Corp. (Canada) (NON)	11,326	25,599	8,191	18,513	5,602	12,661
Umicore NV/SA (Belgium)	7,694	400,410	3,911	203,536	1,809	94,144
Uralkali (Russia) (NON)	26,385	189,252	19,369	138,928	16,427	117,826
Uranium One, Inc. (Canada)	10,378	49,623	7,721	36,918	5,280	25,246
USEC, Inc. (NON)	6,384	38,432	4,941	29,745	3,379	20,342
Vale SA ADR (Preference) (Brazil)	83,285	2,516,873	11,100	335,442	9,400	284,068

Vale SA ADR (Brazil)	57,257	1,991,578	--	--	--	--
Vallourec SA (France)	5,216	548,202	3,829	402,428	3,210	337,371
Vedanta Resources PLC (United
Kingdom)	14,353	563,411	10,538	413,657	8,936	350,773
voestalpine AG (Austria)	33,376	1,591,014	16,814	801,513	7,778	370,773
W.R. Grace & Co. (NON)	37,484	1,316,813	24,761	869,854	12,666	444,957
Western Lithium Canada Corp.
(Canada) (NON)	22,107	31,756	17,654	25,359	11,026	15,838
Xstrata PLC (United Kingdom)	50,384	1,182,967	36,769	863,300	31,295	734,776
Yara International ASA (Norway)	12,000	695,183	6,000	347,592	2,800	162,209
		84,768,018		45,939,088		27,709,906

Capital goods		3.9%		3.1%		2.3%
Abengoa SA (Spain)	1,807	44,398	1,369	33,637	936	22,998
ACCO Brands Corp. (NON)	25,448	216,817	16,677	142,088	8,618	73,425
Aisin Seiki Co., Ltd. (Japan)	99,900	3,535,510	52,700	1,865,079	28,700	1,015,707
Alamo Group, Inc.	13,135	365,416	8,730	242,869	4,432	123,298
Altra Holdings, Inc. (NON)	20,857	414,220	13,906	276,173	6,832	135,684
Amada Co., Ltd. (Japan)	43,000	350,123	31,000	252,414	26,000	211,702
Applied Industrial Technologies,
Inc.	17,270	560,930	11,448	371,831	5,800	188,384
ArvinMeritor, Inc. (NON)	37,275	764,883	24,545	503,663	12,420	254,858
AZZ, Inc.	5,518	220,775	3,793	151,758	1,782	71,298
BHI Co., Ltd. (South Korea)	27,352	511,059	--	--	--	--
Bio-Treat Technology, Ltd. (China)
(NON)	678,000	23,750	536,000	18,776	308,000	10,789
BWT AG (Austria)	1,106	32,536	872	25,652	596	17,533
Calgon Carbon Corp. (NON)	14,667	221,765	11,732	177,388	8,023	121,308
Canon, Inc. (Japan)	51,350	2,663,014	29,500	1,529,872	18,500	959,411
Capstone Turbine Corp. (NON)	55,705	53,466	44,870	43,066	30,721	29,486
China High Precision Automation
Group, Ltd. (China)	379,000	299,377	--	--	--	--
China High Speed Transmission
Equipment Group Co., Ltd. (China)	357,000	552,976	50,000	77,448	34,000	52,664
China Ming Yang Wind Power Group,
Ltd. ADS (China) (NON)	8,308	95,542	6,601	75,912	4,471	51,417
China Valves Technology, Inc.
(China) (NON) (SG) (SB) (SC)	10,867	113,886	8,572	89,835	5,862	61,434
Cookson Group PLC (United Kingdom)
(NON)	22,983	236,027	16,872	173,269	14,309	146,948
Darling International, Inc. (NON)	7,940	105,443	6,194	82,256	4,236	56,254
Doosan Heavy Industries and
Construction Co., Ltd. (South
Korea)	10,324	790,010	--	--	--	--
Dover Corp.	68,637	4,011,833	51,558	3,013,565	29,476	1,722,872
Duoyuan Global Water, Inc. ADR
(China) (NON) (SG) (SB) (SC)	13,215	168,756	10,424	133,114	7,129	91,037
DXP Enterprises, Inc. (NON)	10,301	247,224	6,956	166,944	3,334	80,016
EMCOR Group, Inc. (NON)	13,704	397,142	9,061	262,588	4,613	133,685
Emerson Electric Co.	88,625	5,066,691	66,549	3,804,606	38,117	2,179,149
Energy Conversion Devices, Inc.
(NON)	7,236	33,286	5,726	26,340	3,559	16,371
Energy Recovery, Inc. (NON) (SG)
(SB) (SC)	19,294	70,616	16,163	59,157	9,235	33,800
EnergySolutions, Inc.	9,878	55,020	8,106	45,150	4,631	25,795
EnPro Industries, Inc. (NON)	5,285	219,645	3,469	144,172	1,756	72,979
Epure International, Ltd. (China)
(NON)	245,000	158,292	192,000	124,049	132,000	85,284
Exide Technologies (NON)	10,043	94,505	8,107	76,287	5,551	52,235
Flowserve Corp.	2,860	340,969	2,256	268,960	1,543	183,956
Franklin Electric Co., Inc.	6,920	269,326	4,682	182,223	2,367	92,124
Fuel Systems Solutions, Inc. (NON)	2,052	60,288	1,630	47,889	1,066	31,319
Fuel Tech, Inc. (NON)	6,461	62,736	4,971	48,268	3,400	33,014
Gamesa Corp Tecnologica SA (Spain)
(NON)	7,232	55,237	5,947	45,422	4,067	31,063
GLV, Inc. Class A (Canada) (NON)	3,918	29,793	2,928	22,265	2,002	15,224
Gorman-Rupp Co. (The)	1,148	37,103	971	31,383	664	21,460
GrafTech International, Ltd. (NON)	10,135	201,078	6,839	135,686	3,331	66,087
Graham Packaging Co., Inc. (NON)	22,421	292,370	14,916	194,505	7,374	96,157
Harbin Electric, Inc. (China)
(NON) (SG) (SB) (SC)	7,946	137,863	5,367	93,117	2,576	44,694
Hitachi High-Technologies Corp.
(Japan)	11,700	273,548	8,600	201,069	7,200	168,337
Hyflux, Ltd. (Singapore)	93,000	167,952	73,500	132,737	49,500	89,394
Hyundai Engineering & Construction
Co., Ltd. (South Korea)	1,669	107,620	1,225	78,990	1,037	66,867
Hyundai Mobis (South Korea)	2,583	655,397	--	--	--	--
JinkoSolar Holding Co., Ltd. ADR
(China) (NON) (SG) (SB) (SC)	2,219	44,646	1,835	36,920	1,254	25,230
John Bean Technologies Corp.	14,028	282,384	9,493	191,094	4,811	96,845
Joy Global, Inc.	500	43,375	389	33,746	266	23,076
KEPCO Engineering & Construction
Co., Inc. (South Korea)	9,103	734,735	--	--	--	--
Koito Manufacturing Co., Ltd.
(Japan)	17,000	265,952	13,000	203,375	11,000	172,087
Kurita Water Industries, Ltd.
(Japan)	10,100	318,253	8,000	252,082	5,500	173,306
L-3 Communications Holdings, Inc.	44,700	3,150,903	33,600	2,368,464	19,200	1,353,408
Legrand SA (France)	21,622	881,089	11,040	449,876	4,625	188,467
Lindsay Corp.	2,884	171,396	2,281	135,560	1,560	92,711
Lockheed Martin Corp.	50,153	3,506,196	37,674	2,633,789	21,503	1,503,275
LS Corp. (South Korea)	1,753	166,506	1,309	124,333	1,198	113,790
LSB Industries, Inc. (NON)	9,558	231,877	6,473	157,035	3,137	76,104
Met-Pro Corp.	3,835	45,291	3,457	40,827	1,847	21,813
Mitsubishi Electric Corp. (Japan)	425,000	4,460,458	239,000	2,508,352	146,000	1,532,299
MTU Aero Engines Holding AG
(Germany)	2,441	165,190	1,792	121,270	1,502	101,645
Mueller Water Products, Inc.
Class A	49,681	207,170	38,624	161,062	26,414	110,146
NACCO Industries, Inc. Class A	1,255	136,004	848	91,898	413	44,757
Nalco Holding Co.	68,791	2,197,185	51,962	1,659,666	30,535	975,288
Orascom Construction Industries
(Egypt)	8,512	420,996	6,346	313,867	4,841	239,431
Oshkosh Corp. (NON)	6,241	219,933	4,227	148,959	2,065	72,771
Parker Hannifin Corp.	52,300	4,513,490	39,400	3,400,220	22,500	1,941,750
Pentair, Inc.	8,545	311,978	6,705	244,800	4,586	167,435
Polypore International, Inc. (NON)	5,518	224,748	3,739	152,289	1,818	74,047
Powell Industries, Inc. (NON)	5,029	165,354	3,392	111,529	1,677	55,140
Quantum Fuel Systems Technologies
Worldwide, Inc. (NON) (SG) (SB)
(SC)	81,016	36,457	65,031	29,264	40,424	18,191
Raser Technologies, Inc. (NON)	77,542	12,794	64,104	10,577	39,848	6,575
Raytheon Co.	78,163	3,622,073	58,700	2,720,158	33,631	1,558,461
Regal-Beloit Corp.	33,300	2,223,108	25,000	1,669,000	14,300	954,668
Rentech, Inc. (NON)	47,669	58,156	37,596	45,867	25,711	31,367
Rheinmetall AG (Germany)	3,060	246,196	2,246	180,705	1,905	153,269
Samsung Heavy Industries Co., Ltd.
(South Korea)	31,870	1,171,054	6,160	226,347	5,230	192,175
Satcon Technology Corp. (NON) (SG)
(SB)	18,600	83,700	14,800	66,600	9,700	43,650
Schneider Electric SA (France)	1,199	179,563	881	131,939	746	111,722
SeenTec Co., Ltd. (South Korea)	57,472	581,768	--	--	--	--
SembCorp Industries, Ltd.
(Singapore)	223,000	892,243	113,000	452,123	49,000	196,053
Shaw Group, Inc. (NON)	65,600	2,245,488	49,200	1,684,116	28,200	965,286
Singapore Technologies
Engineering, Ltd. (Singapore)	234,000	622,956	118,000	314,140	54,000	143,759
Sinomem Technology, Ltd.
(Singapore)	80,000	31,137	63,000	24,520	43,000	16,736
SKF AB Class B (Sweden)	97,813	2,792,970	49,044	1,400,411	23,194	662,286
SMA Solar Technology AG (Germany)	410	38,102	323	30,017	221	20,538
Smith (A.O.) Corp.	14,837	564,993	9,907	377,259	4,878	185,754
Smiths Group PLC (United Kingdom)	8,917	173,136	6,510	126,401	6,099	118,421
Societe BIC SA (France)	9,456	813,268	4,741	407,752	2,193	188,610
Standex International Corp.	5,745	171,833	3,879	116,021	1,871	55,962
Sumitomo Heavy Industries, Ltd.
(Japan)	32,000	205,765	23,000	147,894	20,000	128,603
Sunpower Corp. Class A (NON) (SG)
(SB) (SC)	5,953	76,377	4,658	59,762	3,183	40,838
Tenneco Automotive, Inc. (NON)	3,466	142,661	2,685	110,515	1,837	75,611
Tetra Tech, Inc. (NON)	9,571	239,849	6,471	162,163	3,171	79,465
Thomas & Betts Corp. (NON)	10,618	512,849	7,957	384,323	4,402	212,617
Tianjin Capital Environmental
Protection Group Co., Ltd. (China)	154,000	56,663	120,000	44,153	82,000	30,171
Timken Co.	5,991	285,950	3,872	184,811	1,995	95,221
Tri-Tech Holding, Inc. (China)
(NON) (SG) (SB) (SC)	6,197	66,680	4,888	52,595	3,343	35,971
TriMas Corp. (NON)	24,694	505,239	16,373	334,992	8,294	169,695
Trony Solar Holdings Co., Ltd.
(China) (NON)	89,000	64,692	70,000	50,881	48,000	34,890
United Technologies Corp.	10,446	822,309	7,922	623,620	4,516	355,500
Valmont Industries, Inc.	5,767	511,706	3,830	339,836	1,976	175,330
Vinci SA (France)	6,156	334,857	4,493	244,398	4,138	225,088
Weichai Power Co., Ltd. (China)	17,000	104,651	13,000	80,027	11,000	67,715
Westport Innovations, Inc.
(Canada) (NON)	4,239	78,137	3,214	59,243	2,198	40,516
Xinjiang Goldwind Science &
Technology Co., Ltd. (China) (NON)	79,600	164,873	62,400	129,247	43,400	89,893
Xinjiang Tianye Water Saving
Irrigation System Co., Ltd. (Hong
Kong)	200,000	30,104	158,000	23,782	108,000	16,256
Yingli Green Energy Holding Co.,

Ltd. ADR (China) (NON) (SG) (SB)
(SC)	43,736	432,112	5,448	53,826	3,113	30,756
		69,447,791		44,111,770		25,719,957

Communication services		2.4%		1.9%		1.4%
ADTRAN, Inc.	17,307	626,686	11,641	421,521	5,873	212,661
American Tower Corp. Class A (NON)	41,100	2,122,404	31,000	1,600,840	18,000	929,520
Aruba Networks, Inc. (NON)	8,864	185,080	6,005	125,384	2,913	60,823
AT&T, Inc.	131,206	3,854,832	99,440	2,921,547	57,291	1,683,210
Atlantic Tele-Network, Inc.	4,032	154,587	2,640	101,218	1,349	51,721
BCE, Inc. (Canada)	10,782	382,758	7,939	281,833	7,213	256,060
BT Group PLC (United Kingdom)	991,323	2,795,200	497,048	1,401,510	250,429	706,126
China Mobile, Ltd. (China)	134,000	1,330,863	14,500	144,011	13,500	134,080
DIRECTV Class A (NON)	101,381	4,048,143	75,920	3,031,486	44,250	1,766,903
France Telecom SA (France)	74,148	1,546,197	37,070	773,015	17,109	356,771
HSN, Inc. (NON)	7,586	232,435	5,124	156,999	2,537	77,734
IAC/InterActiveCorp. (NON)	105,200	3,019,240	79,000	2,267,300	45,200	1,297,240
InterDigital, Inc. (NON)	6,018	250,590	4,077	169,766	1,977	82,322
Iridium Communications, Inc. (NON)
(SG) (SB)	42,428	350,031	28,650	236,363	13,751	113,446
j2 Global Communications, Inc.
(NON)	7,443	215,475	5,038	145,850	2,549	73,794
Kabel Deutschland Holding AG
(Germany) (NON)	16,845	785,535	12,328	574,893	10,568	492,819
Koninklijke (Royal) KPN NV
(Netherlands)	6,518	95,174	4,794	70,000	4,007	58,509
Loral Space & Communications, Inc.
(NON)	3,153	241,205	2,131	163,022	1,079	82,544
Mobile Telesystems ADR (Russia)	77,235	1,611,894	4,400	91,828	3,700	77,219
NeuStar, Inc. Class A (NON)	13,407	349,252	8,921	232,392	4,417	115,063
NII Holdings, Inc. (NON)	92,064	4,111,578	69,099	3,085,961	39,580	1,767,643
Nippon Telegraph & Telephone (NTT)
Corp. (Japan)	87,900	3,979,213	49,200	2,227,273	29,800	1,349,039
Tele2 AB Class B (Sweden)	46,192	961,007	26,489	551,093	16,027	333,436
Telecity Group PLC (United
Kingdom) (NON)	19,395	142,284	14,240	104,466	12,075	88,584
Telecom Corp. of New Zealand, Ltd.
(New Zealand)	795,710	1,344,401	398,981	674,103	184,553	311,814
Telenet Group Holding NV (Belgium)
(NON)	8,092	318,980	6,109	240,812	4,735	186,650
USA Mobility, Inc.	14,710	261,397	9,625	171,036	4,972	88,352
Verizon Communications, Inc.	169,985	6,082,063	127,625	4,566,423	74,232	2,656,021
Vodafone Group PLC (United Kingdom)	249,452	645,016	181,923	470,404	167,659	433,522
		42,043,520		27,002,349		15,843,626

Conglomerates		1.1%		1.0%		0.7%
3M Co.	6,846	590,810	5,196	448,415	2,951	254,671
General Electric Co.	299,413	5,476,264	224,882	4,113,092	128,615	2,352,368
Honeywell International, Inc.	100,200	5,326,632	75,300	4,002,948	43,100	2,291,196
Marubeni Corp. (Japan)	32,000	225,080	17,000	119,574	8,000	56,270
Mitsui & Co., Ltd. (Japan)	254,400	4,202,395	143,100	2,363,847	88,300	1,458,614
Siemens AG (Germany)	4,141	513,293	3,040	376,820	2,548	315,834
SPX Corp.	36,931	2,640,197	27,839	1,990,210	15,846	1,132,831
Vivendi (France)	6,147	166,033	4,607	124,437	4,209	113,687
		19,140,704		13,539,343		7,975,471

Consumer cyclicals		6.7%		5.4%		4.1%
Advance Auto Parts, Inc.	33,500	2,216,025	25,100	1,660,365	14,400	952,560
Aeropostale, Inc. (NON)	16,215	399,538	10,738	264,584	5,492	135,323
Alliance Data Systems Corp. (NON)
(SG) (SB) (SC)	3,800	269,914	2,434	172,887	1,276	90,634
Amazon.com, Inc. (NON)	3,044	547,920	2,550	459,000	1,457	262,260
American Media Operations, Inc.
144A (NON) (F)	2,148	--	2,679	--	1,397	--
AnnTaylor Stores Corp. (NON)	17,313	474,203	11,560	316,628	5,790	158,588
Bally Technologies, Inc. (NON)	6,064	255,840	4,109	173,359	1,998	84,296
Bayerische Motoren Werke (BMW) AG
(Germany)	4,497	353,875	3,301	259,760	2,767	217,739
Best Buy Co., Inc.	86,900	2,979,801	65,300	2,239,137	37,300	1,279,017
Bunzl PLC (United Kingdom)	46,930	526,234	23,892	267,905	9,895	110,954
Burberry Group PLC (United Kingdom)	106,496	1,866,805	53,378	935,681	23,640	414,394
Cash America International, Inc.	4,995	184,465	3,374	124,602	1,616	59,679
Childrens Place Retail Stores,
Inc. (The) (NON)	3,524	174,931	2,350	116,654	1,153	57,235
Christian Dior SA (France)	4,431	633,373	3,245	463,845	2,794	399,378
Coach, Inc.	74,582	4,125,130	55,962	3,095,258	32,082	1,774,455
Compass Group PLC (United Kingdom)	93,928	851,080	57,093	517,319	36,885	334,214
Cooper Tire & Rubber	14,287	336,887	9,690	228,490	4,704	110,920
Ctrip.com Int'l, Ltd. ADR (China)
(NON)	5,313	214,911	4,209	170,254	2,891	116,941
CyberAgent, Inc. (Japan)	175	381,559	129	281,264	109	237,657
Deckers Outdoor Corp. (NON)	8,819	703,227	5,904	470,785	2,942	234,595
Deluxe Corp.	17,553	404,070	11,984	275,872	5,530	127,301
DG FastChannel, Inc. (NON)	3,819	110,293	2,594	74,915	1,267	36,591
Dress Barn, Inc.	10,752	284,068	7,064	186,631	3,579	94,557
DSW, Inc. Class A (NON) (SG) (SC)	16,095	629,315	10,694	418,135	5,330	208,403
Dun & Bradstreet Corp. (The)	33,600	2,758,224	25,200	2,068,668	14,400	1,182,096
EchoStar Corp. Class A (NON)	40,256	1,005,192	27,095	676,562	13,096	327,007
Edenred (France) (NON)	15,233	360,833	11,256	266,628	10,239	242,537
Electrolux AB Class B (Sweden)	42,665	1,214,449	21,100	600,607	9,148	260,396
Emergency Medical Services Corp.
Class A (NON)	2,728	176,256	1,847	119,335	936	60,475
Expedia, Inc.	78,000	1,957,020	58,600	1,470,274	33,500	840,515
EZCORP, Inc. Class A (NON)	21,908	594,364	14,533	394,280	7,429	201,549
Fiat SpA (Italy)	35,155	725,326	25,585	527,875	22,660	467,526
Foot Locker, Inc.	99,600	1,954,152	74,800	1,467,576	42,800	839,736
GameStop Corp. Class A (NON) (SG)
(SB) (SC)	84,074	1,923,613	62,608	1,432,471	35,346	808,716
Gannett Co., Inc.	15,756	237,758	10,328	155,850	5,325	80,354
Geberit International AG
(Switzerland)	1,295	299,795	1,018	235,669	696	161,126
Genesco, Inc. (NON)	9,292	348,357	6,177	231,576	3,173	118,956
Ghabbour Auto (Egypt)	16,752	125,359	12,616	94,408	10,387	77,728
Great Lakes Dredge & Dock Corp.	37,052	273,073	24,990	184,176	12,505	92,162
Green Dot Corp. Class A (NON)	4,091	232,123	2,775	157,454	1,356	76,939
Helen of Troy, Ltd. (Bermuda) (NON)	10,957	325,861	7,115	211,600	3,730	110,930
Hyundai Department Store Co., Ltd.
(South Korea)	9,059	1,127,073	1,274	158,504	1,078	134,119
Iconix Brand Group, Inc. (NON)	10,936	211,174	7,417	143,222	3,624	69,979
Imperial Holdings, Ltd. (South
Africa)	25,278	487,502	--	--	--	--
Industria de Diseno Textil
(Inditex) SA (Spain)	12,495	936,132	6,263	469,227	2,707	202,810
Interpublic Group of Companies,
Inc. (The) (NON)	200,100	2,125,062	150,300	1,596,186	86,000	913,320
JB Hi-Fi, Ltd. (Australia) (SG)
(SB) (SC)	5,987	109,723	4,340	79,539	4,088	74,920
JD Group, Ltd. (South Africa)	100,879	885,158	--	--	--	--
JHSF Participacoes SA (Brazil)	410,664	866,093	--	--	--	--
Jos. A. Bank Clothiers, Inc. (NON)	10,032	404,490	6,659	268,491	3,361	135,516
Kenneth Cole Productions, Inc.
Class A (NON)	9,035	112,847	6,084	75,989	3,070	38,344
Kia Motors Corp. (South Korea)	37,815	1,706,523	7,410	334,400	6,200	279,795
Kingfisher PLC (United Kingdom)	177,875	730,685	89,189	366,375	41,255	169,470
Kirkland's, Inc. (NON)	8,525	119,606	5,765	80,883	2,793	39,186
Kloeckner & Co., AG (Germany) (NON)	8,834	248,119	6,424	180,430	5,938	166,780
Knology, Inc. (NON)	11,599	181,292	7,845	122,617	3,804	59,457
La-Z-Boy, Inc. (NON)	29,244	263,781	19,146	172,697	10,091	91,021
Landauer, Inc.	1,031	61,829	815	48,876	557	33,403
LG Corp. (South Korea)	2,499	194,571	1,821	141,782	1,709	133,062
Limited Brands, Inc.	87,200	2,679,656	65,500	2,012,815	37,500	1,152,375
M Video OJSC (Russia) (NON)	87,596	765,589	--	--	--	--
M6-Metropole Television (France)	17,655	427,294	8,650	209,351	3,780	91,485
Maidenform Brands, Inc. (NON)	12,847	305,373	8,356	198,622	4,255	101,141
Mediaset SpA (Italy)	460,716	2,789,150	256,269	1,551,439	144,103	872,392
Moody's Corp.	88,938	2,360,415	66,779	1,772,315	38,254	1,015,261
Myer Holdings, Ltd. (Australia)	21,888	79,556	15,951	57,977	14,983	54,458
National CineMedia, Inc.	7,487	149,066	5,060	100,745	2,517	50,113
News Corp. Class A	286,100	4,165,616	214,900	3,128,944	122,900	1,789,424
Next PLC (United Kingdom)	80,258	2,472,036	40,242	1,239,498	19,068	587,316
NGK Spark Plug Co., Ltd. (Japan)	38,000	583,247	19,000	291,624	9,000	138,137
Nintendo Co., Ltd. (Japan)	1,600	469,672	1,100	322,900	1,000	293,545
Nissan Motor Co., Ltd. (Japan)	126,000	1,199,778	92,200	877,933	81,900	779,856
Nortek, Inc. (NON)	3,649	131,364	3,637	130,932	2,902	104,472
Nu Skin Enterprises, Inc. Class A	6,487	196,297	4,377	132,448	2,111	63,879
OfficeMax, Inc. (NON)	26,502	469,085	17,611	311,715	8,939	158,220
Omnicom Group, Inc.	78,400	3,590,720	58,900	2,697,620	33,700	1,543,460
OPAP SA (Greece)	48,287	835,496	24,655	426,599	10,296	178,149
Pandora A/S (Denmark) (NON)	10,692	644,431	7,813	470,907	6,876	414,432
PCD Stores, Ltd. (China)	2,967,500	889,525	654,000	196,040	612,000	183,450
Perry Ellis International, Inc.
(NON)	8,041	220,886	5,423	148,970	2,678	73,565
Persimmon PLC (United Kingdom)	57,119	371,285	41,715	271,156	34,400	223,607
Peugeot SA (France) (NON)	68,774	2,612,616	35,155	1,335,483	16,262	617,768
Phillips-Van Heusen Corp.	3,057	192,622	2,009	126,587	1,035	65,215
Point, Inc. (Japan)	4,990	219,135	3,660	160,728	3,070	134,818
Porsche Automobil Holding SE
(Preference) (Germany)	6,860	547,252	4,578	365,207	4,027	321,251
PPR SA (France)	3,738	594,794	2,764	439,810	2,389	380,140

R. R. Donnelley & Sons Co.	143,300	2,503,451	107,600	1,879,772	61,600	1,076,152
RadioShack Corp.	6,449	119,242	4,188	77,436	2,189	40,475
Randstad Holding NV (Netherlands)
(NON)	4,357	230,126	2,197	116,040	881	46,532
Reed Elsevier PLC (United Kingdom)	18,393	155,328	13,488	113,906	11,312	95,529
Regis Corp.	8,455	140,353	5,735	95,201	2,789	46,297
Ross Stores, Inc.	40,400	2,555,300	30,300	1,916,475	17,400	1,100,550
Scholastic Corp.	7,459	220,339	4,903	144,835	2,527	74,648
Select Comfort Corp. (NON)	20,635	188,398	14,004	127,857	6,842	62,467
Shinsegae Co., Ltd. (South Korea)	1,670	914,497	--	--	--	--
Signet Jewelers, Ltd. (Bermuda)
(NON)	3,807	165,224	2,585	112,189	1,262	54,771
Sinclair Broadcast Group, Inc.
Class A	15,873	129,841	10,767	88,074	5,263	43,051
Sinotruk Hong Kong, Ltd. (China)	758,000	781,112	--	--	--	--
Sonic Automotive, Inc. Class A
(NON)	62,969	833,710	41,698	552,082	21,182	280,450
Sotheby's Holdings, Inc. Class A	3,777	169,965	2,557	115,065	1,244	55,980
Stage Stores, Inc.	15,746	273,036	10,298	178,567	5,310	92,075
Standard Pacific Corp. (NON)	35,396	162,822	23,192	106,683	12,003	55,214
Steven Madden, Ltd. (NON)	14,496	604,773	9,567	399,135	4,733	197,461
Suzuki Motor Corp. (Japan)	64,500	1,589,061	32,300	795,763	15,000	369,549
Swire Pacific, Ltd. (Hong Kong)	183,500	3,017,020	92,000	1,512,621	43,500	715,206
Synergy Co. (Russia) (NON)	42,427	2,121,350	7,227	361,350	6,115	305,750
Team, Inc. (NON)	3,120	75,504	2,453	59,363	1,680	40,656
Tesla Motors, Inc. (NON) (SG) (SB)
(SC)	2,480	66,042	1,903	50,677	1,302	34,672
Time Warner, Inc.	124,167	3,994,452	93,249	2,999,820	53,355	1,716,430
TJX Cos., Inc. (The)	73,900	3,280,421	55,500	2,463,645	31,800	1,411,602
TNS, Inc. (NON)	16,196	336,877	10,972	228,218	5,322	110,698
Toro Co. (The)	3,351	206,556	2,189	134,930	1,110	68,420
Tractor Supply Co.	5,372	260,488	3,682	178,540	1,736	84,179
Trump Entertainment Resorts, Inc.
(NON) (F)	163	2,608	180	2,880	115	1,840
TUI Travel PLC (United Kingdom)	188,989	725,644	138,616	532,232	120,789	463,783
UniFirst Corp.	4,023	221,466	2,717	149,571	1,313	72,281
United Business Media, Ltd. PLC
(Ireland)	12,143	130,670	8,852	95,255	8,299	89,305
Valeo SA (France) (NON)	21,125	1,199,521	10,787	612,508	4,474	254,043
ValueClick, Inc. (NON)	17,211	275,892	11,616	186,204	5,817	93,247
Vertis Holdings, Inc. (F)(NON)	9,156	9	9,315	9	4,364	4
VF Corp.	28,600	2,464,748	21,500	1,852,870	12,300	1,060,014
Visteon Corp. 144A (NON)	5,169	341,154	5,169	341,154	3,973	262,218
Volkswagen AG (Preference)
(Germany)	3,612	586,336	2,304	374,008	1,777	288,460
Wal-Mart Stores, Inc.	141,029	7,605,694	106,002	5,716,688	60,647	3,270,693
Walt Disney Co. (The)	24,000	900,240	18,000	675,180	10,300	386,353
Warnaco Group, Inc. (The) (NON)	9,394	517,328	6,213	342,150	3,102	170,827
Wheelock and Co., Ltd. (Hong Kong)	122,000	493,619	62,000	250,856	29,000	117,336
Whirlpool Corp.	26,400	2,345,112	19,800	1,758,834	11,300	1,003,779
Williams-Sonoma, Inc.	52,900	1,888,001	39,700	1,416,893	22,700	810,163
Wirecard AG (Germany) (SG) (SB)	13,010	178,312	9,538	130,726	8,039	110,181
World Fuel Services Corp.	6,108	220,865	3,969	143,519	2,080	75,213
WPP PLC (Ireland)	62,598	770,747	46,081	567,379	39,004	480,242
Zale Corp. (NON)	29,470	125,542	20,011	85,247	9,778	41,654
		120,257,631		76,728,329		44,606,000

Consumer staples		4.9%		4.2%		3.2%
AFC Enterprises (NON)	50,647	703,993	33,278	462,564	16,698	232,102
Akasha Wira International Tbk PT
(Indonesia) (NON)	145,500	26,161	115,000	20,677	78,500	14,114
Alibaba.com, Ltd. (China) (NON)	84,500	151,541	67,000	120,157	46,000	82,496
Anheuser-Busch InBev NV (Belgium)	15,593	892,388	11,506	658,489	9,862	564,402
Associated British Foods PLC
(United Kingdom)	82,343	1,516,617	41,464	763,696	19,180	353,263
Avis Budget Group, Inc. (NON)	65,798	1,023,817	43,776	681,155	22,285	346,755
Beijing Enterprises Water Group,
Ltd. (Hong Kong) (NON)	344,000	128,784	272,000	101,829	186,000	69,633
BRF - Brasil Foods SA (Brazil)	16,300	268,532	12,000	197,692	10,100	166,391
Britvic PLC (United Kingdom)	30,112	222,267	22,269	164,375	20,207	149,155
Career Education Corp. (NON)	17,167	355,872	11,421	236,757	5,763	119,467
Carlsberg A/S Class B (Denmark)	1,478	148,073	1,087	108,901	914	91,569
CEC Entertainment, Inc. (NON)	6,012	233,446	3,931	152,641	2,041	79,252
Cermaq ASA (Norway) (NON)	20,602	318,270	17,231	266,193	9,947	153,666
Coca-Cola Co. (The)	51,700	3,400,309	38,900	2,558,453	22,200	1,460,094
Coca-Cola Hellenic Bottling Co. SA
(Greece)	34,080	882,237	17,088	442,361	7,904	204,613
Core-Mark Holding Co., Inc. (NON)	6,191	220,338	4,020	143,072	2,041	72,639
Cosan SA Industria e Comercio
(Brazil)	53,178	884,725	--	--	--	--
Cosan, Ltd. Class A (Brazil)	9,915	135,042	7,817	106,468	5,346	72,813
Costco Wholesale Corp.	72,700	5,249,667	54,600	3,942,666	31,200	2,252,952
DineEquity, Inc. (NON)	5,222	257,862	3,527	174,163	1,750	86,415
Domino's Pizza, Inc. (NON)	60,989	972,775	40,931	652,849	20,115	320,834
Dr. Pepper Snapple Group, Inc.	94,200	3,312,072	70,800	2,489,328	40,500	1,423,980
E-Commerce China Dangdang, Inc.
ADR (China) (NON)	5,288	143,146	4,189	113,396	2,877	77,880
Energizer Holdings, Inc. (NON)	2,213	161,328	1,762	128,450	1,205	87,845
Estee Lauder Cos., Inc. (The)
Class A	54,100	4,365,870	40,600	3,276,420	23,200	1,872,240
Genuine Parts Co.	51,000	2,618,340	38,400	1,971,456	21,900	1,124,346
Heckmann Corp. (NON)	37,031	186,266	29,211	146,931	19,977	100,484
Heidrick & Struggles
International, Inc.	5,869	168,147	3,981	114,056	1,945	55,724
Heineken Holding NV (Netherlands)	17,776	773,093	8,698	378,283	3,779	164,352
Henkel AG & Co. KGaA (Germany)	11,559	719,250	8,507	529,342	7,384	459,464
Hershey Co. (The)	69,200	3,262,780	51,900	2,447,085	29,700	1,400,355
Imperial Tobacco Group PLC (United
Kingdom)	16,029	491,961	11,749	360,600	9,897	303,758
Inter Parfums, Inc.	10,673	201,186	7,160	134,966	3,584	67,558
Itron, Inc. (NON)	5,086	282,019	4,012	222,465	2,743	152,099
ITT Educational Services, Inc.
(NON)	5,580	355,390	3,708	236,163	1,906	121,393
Japan Tobacco, Inc. (Japan)	624	2,309,830	387	1,432,539	266	984,639
Kao Corp. (Japan)	37,000	997,241	18,600	501,316	8,600	231,791
Kerry Group PLC Class A (Ireland)	43,670	1,458,082	27,588	921,126	20,201	674,484
Kimberly-Clark Corp.	65,000	4,097,600	48,800	3,076,352	27,900	1,758,816
Koninklijke Ahold NV (Netherlands)	194,038	2,562,406	97,291	1,284,795	46,911	619,492
Leroy Seafood Group ASA (Norway)	5,204	177,314	4,353	148,318	2,513	85,624
Lincoln Educational Services Corp.	15,556	241,274	10,374	160,901	5,172	80,218
Lorillard, Inc.	46,600	3,823,996	35,000	2,872,100	20,000	1,641,200
Marine Harvest (Norway)	573,386	607,263	479,576	507,910	276,848	293,205
McDonald's Corp.	18,662	1,432,495	14,000	1,074,640	7,989	613,236
MEIJI Holdings Co., Ltd. (Japan)	14,400	650,998	7,200	325,499	3,300	149,187
Metro AG (Germany)	6,443	464,190	4,864	350,430	3,767	271,396
National Presto Industries, Inc.	1,696	220,497	1,089	141,581	569	73,976
Nestle SA (Switzerland)	31,600	1,852,554	20,799	1,219,344	15,665	918,363
Nippon Meat Packers, Inc. (Japan)	87,000	1,137,066	44,000	575,068	20,000	261,394
Nutreco Holding NV (Netherlands)	1,395	105,932	1,167	88,618	673	51,105
On Assignment, Inc. (NON)	19,928	162,413	13,516	110,155	6,605	53,831
Papa John's International, Inc.
(NON)	11,022	305,309	7,348	203,540	3,701	102,518
PepsiCo, Inc.	36,443	2,380,821	27,427	1,791,806	15,680	1,024,374
Philip Morris International, Inc.	39,042	2,285,128	29,278	1,713,641	16,795	983,011
Prestige Brands Holdings, Inc.
(NON)	31,566	377,214	20,639	246,636	10,916	130,446
Procter & Gamble Co. (The)	83,923	5,398,767	62,940	4,048,930	36,017	2,316,974
Reckitt Benckiser Group PLC
(United Kingdom)	64,425	3,541,709	36,659	2,015,297	21,957	1,207,067
Revlon, Inc. Class A (NON)	11,479	112,953	7,741	76,171	3,822	37,608
Ruth's Hospitality Group, Inc.
(NON)	10,958	50,736	7,442	34,456	3,635	16,830
Safeway, Inc.	166,380	3,741,886	124,904	2,809,091	71,503	1,608,102
Spectrum Brands Holdings, Inc.
(NON)	4,235	132,005	4,543	141,605	2,366	73,748
SRA International, Inc. Class A
(NON)	7,375	150,819	5,807	118,753	3,987	81,534
Suedzucker AG (Germany)	9,421	251,001	6,893	183,648	6,287	167,503
SunOpta, Inc. (Canada) (NON)	11,544	90,274	9,008	70,443	6,160	48,171
SUPERVALU, Inc.	32,364	311,665	21,276	204,888	10,961	105,554
Tesco PLC (United Kingdom)	38,648	256,162	19,379	128,446	8,964	59,414
Toyo Suisan Kaisha, Ltd. (Japan)	18,000	400,665	13,000	289,369	12,000	267,110
Travis Perkins PLC (United Kingdom)	18,981	313,187	13,858	228,658	12,680	209,220
Unilever NV (Netherlands)	105,590	3,289,719	52,943	1,649,471	25,543	795,807
Unilever PLC (United Kingdom)	6,133	187,755	3,075	94,138	1,422	43,533
USANA Health Sciences, Inc. (NON)	2,452	106,539	1,658	72,040	824	35,803
W.W. Grainger, Inc.	27,900	3,853,269	20,900	2,886,499	12,000	1,657,320
WebMD Health Corp. (NON)	2,296	117,234	1,549	79,092	751	38,346
Wolseley PLC (United Kingdom) (NON)	93,007	2,967,704	46,634	1,488,016	22,990	733,574
		87,957,236		59,869,425		34,809,627

Energy		6.2%		4.8%		3.6%
Alpha Natural Resources, Inc. (NON)	664	39,860	521	31,276	324	19,450
Amyris, Inc. (NON)	2,371	63,258	1,871	49,918	1,280	34,150
Areva SA (France)	1,990	97,124	1,610	78,578	1,100	53,687
Athabasca Oil Sands Corp. (Canada)
(NON)	7,535	114,217	5,917	89,691	4,046	61,330
Atwood Oceanics, Inc. (NON)	6,439	240,625	4,345	162,373	2,174	81,242
Ballard Power Systems, Inc.
(Canada) (NON) (SG) (SB) (SC)	28,726	43,089	21,219	31,829	14,511	21,767

BG Group PLC (United Kingdom)	45,979	929,317	33,752	682,188	28,289	571,771
BP PLC (United Kingdom)	267,382	1,941,323	153,383	1,113,635	98,742	716,915
Cairn Energy PLC (United Kingdom)
(NON)	242,486	1,588,310	99,695	653,013	86,651	567,574
Cal Dive International, Inc. (NON)	23,066	130,784	15,580	88,339	7,575	42,950
Caltex Australia, Ltd. (Australia)	79,851	1,174,826	40,038	589,068	18,520	272,480
Cameron International Corp. (NON)	88,300	4,479,459	66,300	3,363,399	37,900	1,922,667
Canadian Oil Sands Trust (Unit)
(Canada)	4,865	129,261	3,882	103,143	2,655	70,542
Canadian Solar, Inc. (Canada) (NON)	2,713	33,614	2,271	28,138	1,554	19,254
Chevron Corp.	55,385	5,053,881	41,663	3,801,749	23,817	2,173,301
China Coal Energy Co. (China)	25,000	39,045	19,000	29,675	13,000	20,304
China Shenhua Energy Co., Ltd.
(China)	9,500	39,843	7,500	31,455	5,000	20,970
China Sunergy Co., Ltd. ADR
(China) (NON) (SG) (SB) (SC)	5,588	23,358	4,128	17,255	2,823	11,800
Cimarex Energy Co.	47,800	4,231,734	35,900	3,178,227	20,500	1,814,865
Cloud Peak Energy, Inc. (NON)	17,127	397,860	11,472	266,495	5,726	133,015
CNOOC, Ltd. (China)	399,000	946,553	--	--	--	--
Compagnie Generale de
Geophysique-Veritas (France) (NON)	62,719	1,910,019	31,278	952,527	13,521	411,763
Complete Production Services, Inc.
(NON)	15,728	464,762	10,760	317,958	5,102	150,764
Connacher Oil and Gas, Ltd.
(Canada) (NON)	33,520	44,783	28,917	38,633	15,579	20,814
ConocoPhillips	26,379	1,796,410	19,903	1,355,394	11,369	774,229
CONSOL Energy, Inc.	1,210	58,975	996	48,545	569	27,733
Contango Oil & Gas Co. (NON)	4,506	261,033	3,043	176,281	1,458	84,462
Covanta Holding Corp.	7,904	135,870	6,288	108,091	4,300	73,917
E-Ton Solar Tech Co., Ltd.
(Taiwan) (NON)	28,000	45,883	22,000	36,051	14,000	22,941
EDP Renovaveis SA (Spain) (NON)	9,177	53,219	7,279	42,213	4,978	28,869
Enel Green Power SpA (Italy) (NON)	33,465	70,746	27,293	57,698	18,665	39,458
ENI SpA (Italy)	152,233	3,326,144	76,330	1,667,737	36,136	789,537
Eurasia Drilling Co., Ltd. GDR
(Russia)	15,697	510,153	--	--	--	--
Evergreen Solar, Inc. (NON) (SG)
(SB) (SC)	40,234	23,457	31,977	18,643	21,868	12,749
Exxon Mobil Corp.	169,910	12,423,819	127,601	9,330,185	72,978	5,336,151
Fersa Energias Renovables SA
(Spain)	18,967	30,561	15,840	25,522	10,833	17,455
First Solar, Inc. (NON) (SG) (SB)
(SC)	5,839	759,887	4,295	558,951	3,587	466,812
FuelCell Energy, Inc. (NON)	30,116	69,568	23,909	55,230	16,351	37,771
Gazprom OAO (Russia) (NON)	141,238	882,738	--	--	--	--
Gazprom OAO ADR (Russia) (NON)	43,743	1,104,511	--	--	--	--
GCL Poly Energy Holdings, Ltd.
(Hong Kong) (NON)	341,000	125,468	271,000	99,712	177,000	65,125
Gintech Energy Corp. (Taiwan)	18,179	52,038	14,139	40,473	9,089	26,018
Green Plains Renewable Energy,
Inc. (NON) (SG) (SB) (SC)	26,883	302,703	18,584	209,256	10,097	113,692
Gushan Environmental Energy, Ltd.
ADR (China) (NON) (SB) (SC)	9,251	51,343	7,029	39,011	4,807	26,679
Halliburton Co.	137,483	5,613,431	103,381	4,221,046	59,107	2,413,339
Headwaters, Inc. (NON)	13,603	62,302	10,569	48,406	7,228	33,104
Helix Energy Solutions Group, Inc.
(NON)	33,403	405,512	22,203	269,544	11,399	138,384
Iberdrola Renovables SA (Spain)	20,668	73,402	16,622	59,033	11,368	40,373
Innergex Renewable Energy, Inc.
(Canada)	6,200	61,844	5,000	49,874	3,200	31,920
JA Solar Holdings Co., Ltd. ADR
(China) (NON) (SG) (SB) (SC)	9,120	63,110	7,197	49,803	4,884	33,797
James River Coal Co. (NON) (SG)
(SB) (SC)	11,087	280,834	7,384	187,037	3,722	94,278
Lukoil OAO ADR (Russia)	31,855	1,812,012	--	--	--	--
Magma Energy Corp. (Canada) (NON)	37,537	55,429	28,048	41,417	19,181	28,324
Massey Energy Co.	635	34,068	552	29,615	343	18,402
Murphy Oil Corp.	60,000	4,473,000	45,100	3,362,205	25,800	1,923,390
Nexen, Inc. (Canada)	37,433	857,330	27,417	627,933	24,299	556,522
Nordex AG (Germany) (NON) (SG)
(SB) (SC)	4,212	31,005	3,322	24,453	2,272	16,724
Occidental Petroleum Corp.	8,266	810,895	6,108	599,195	3,545	347,765
Oceaneering International, Inc.
(NON)	49,000	3,607,870	36,800	2,709,584	21,000	1,546,230
OGX Petroleo e Gas Participacoes
SA (Brazil) (NON)	95,600	1,152,120	--	--	--	--
Oil States International, Inc.
(NON)	4,402	282,124	2,973	190,540	1,423	91,200
Oilsands Quest, Inc. (Canada) (NON)	28,742	12,075	24,795	10,416	13,358	5,612
OPTI Canada, Inc. (Canada) (NON)	36,488	24,557	28,183	18,968	18,539	12,477
Patterson-UTI Energy, Inc.	163,100	3,514,805	122,400	2,637,720	70,100	1,510,655
Peabody Energy Corp.	78,784	5,040,600	59,150	3,784,417	33,945	2,171,801
Petrofac, Ltd. (United Kingdom)	32,158	795,912	16,124	399,070	7,458	184,586
Petroleo Brasileiro SA ADR
(Preference) (Brazil)	89,007	3,041,369	12,100	413,457	10,100	345,117
Petroleo Brasileiro SA ADR (Brazil)	75,966	2,874,553	8,100	306,504	7,600	287,584
Petroleum Development Corp. (NON)	21,143	892,446	14,038	592,544	6,808	287,366
Petroquest Energy, Inc. (NON)	10,885	81,964	7,360	55,421	3,561	26,814
PT Adaro Energy Tbk (Indonesia)	1,897,500	537,028	--	--	--	--
Ram Power Corp. (Canada) (NON)	24,799	55,303	19,572	43,646	13,384	29,847
Rosetta Resources, Inc. (NON)	15,072	567,310	9,841	370,415	5,044	189,856
Royal Dutch Shell PLC Class B
(United Kingdom)	92,977	3,066,798	53,500	1,764,670	35,848	1,182,428
Saipem SpA (Italy)	49,550	2,440,863	25,274	1,245,013	12,049	593,541
Sasol, Ltd. ADR (South Africa)	5,068	263,789	3,950	205,598	2,701	140,587
Schlumberger, Ltd.	15,700	1,310,950	11,800	985,300	6,700	559,450
SK Energy Co., Ltd. (South Korea)	5,280	913,552	--	--	--	--
Solarfun Power Holdings Co., Ltd.
ADR (China) (NON) (SG) (SB) (SC)	4,643	37,933	3,586	29,298	2,387	19,502
SouthGobi Resources, Ltd. (Canada)
(NON)	2,850	36,482	2,250	28,802	1,550	19,841
Stallion Oilfield Holdings, Ltd.	1,034	29,986	923	26,767	720	20,880
Statoil ASA (Norway)	154,721	3,680,925	80,175	1,907,421	43,361	1,031,590
Stone Energy Corp. (NON)	26,432	589,169	17,624	392,839	8,787	195,862
Suncor Energy, Inc. (Canada)	4,150	158,904	3,237	123,945	2,214	84,774
Sunoco, Inc.	84,400	3,402,164	63,400	2,555,654	36,300	1,463,253
Suzlon Energy, Ltd. (India) (NON)	63,610	77,819	50,547	61,838	33,044	40,425
Swift Energy Co. (NON)	9,378	367,149	6,282	245,940	3,210	125,672
Technip SA (France)	7,055	651,861	5,173	477,970	4,376	404,330
TETRA Technologies, Inc. (NON)	16,177	192,021	10,915	129,561	5,270	62,555
Tidewater, Inc.	7,954	428,243	5,289	284,760	2,609	140,469
Total SA (France)	9,047	479,654	6,662	353,206	6,135	325,265
Trina Solar, Ltd. ADR (China) (NON)	3,344	78,316	2,597	60,822	1,775	41,571
Tullow Oil PLC (United Kingdom)	55,970	1,100,702	14,514	285,431	12,221	240,337
Unit Corp. (NON)	5,666	263,356	3,816	177,368	1,922	89,335
Vaalco Energy, Inc. (NON)	32,729	234,340	21,125	151,255	10,349	74,099
Valero Energy Corp.	199,600	4,614,752	149,900	3,465,688	85,800	1,983,696
W&T Offshore, Inc.	15,219	271,964	10,290	183,882	4,979	88,975
Walter Energy, Inc.	24,790	3,169,154	18,430	2,356,091	10,454	1,336,439
Yanzhou Coal Mining Co., Ltd.
(China)	14,000	42,776	12,000	36,665	8,000	24,444
		111,259,263		68,205,602		39,811,760

Financials		8.6%		6.3%		4.7%
3i Group PLC (United Kingdom)	112,322	575,439	56,402	288,954	23,359	119,671
ACE, Ltd.	6,496	404,376	4,739	295,003	4,321	268,982
AerCap Holdings NV (Netherlands)
(NON)	77,281	1,091,208	51,309	724,483	25,877	365,383
Affiliated Managers Group (NON)	46,000	4,564,120	34,600	3,433,012	19,800	1,964,556
African Bank Investments, Ltd.
(South Africa)	155,236	910,031	--	--	--	--
Ageas (Belgium)	169,751	388,140	86,422	197,606	35,792	81,839
Agree Realty Corp. (R)	10,001	261,926	6,924	181,340	3,184	83,389
AIA Group, Ltd. (Hong Kong) (NON)	71,200	200,144	52,000	146,173	45,200	127,058
Allianz SE (Germany)	4,162	494,915	3,038	361,257	2,798	332,718
Allied World Assurance Company
Holdings, Ltd.	49,281	2,929,263	36,588	2,174,791	20,463	1,216,321
American Capital Agency Corp. (R)	7,713	221,672	4,969	142,809	2,561	73,603
American Equity Investment Life
Holding Co.	57,148	717,207	37,464	470,173	19,158	240,433
American Express Co.	110,700	4,751,244	83,100	3,566,652	47,600	2,042,992
American Financial Group, Inc.	6,532	210,918	4,960	160,158	2,823	91,155
American Safety Insurance
Holdings, Ltd. (NON)	16,174	345,800	10,599	226,607	5,477	117,098
Annaly Capital Management, Inc. (R)	175,400	3,143,168	131,700	2,360,064	75,400	1,351,168
Anworth Mortgage Asset Corp. (R)	26,632	186,424	17,214	120,498	8,893	62,251
Arch Capital Group, Ltd. (NON)	6,650	585,533	5,032	443,068	2,856	251,471
Ashford Hospitality Trust, Inc.
(NON)(R)	44,081	425,382	28,899	278,875	14,984	144,596
Aspen Insurance Holdings, Ltd.	10,270	293,927	6,741	192,927	3,295	94,303
Assicurazioni Generali SpA (Italy)	111,598	2,120,463	55,677	1,057,913	26,354	500,750
Assurant, Inc.	60,700	2,338,164	45,600	1,756,512	26,100	1,005,372
Assured Guaranty, Ltd. (Bermuda)	47,906	847,936	35,009	619,659	19,622	347,309
Australia & New Zealand Banking
Group, Ltd. (Australia)	150,879	3,607,049	75,651	1,808,581	35,793	855,700
AXA SA (France)	50,044	833,108	36,666	610,398	32,630	543,208
Banca Intesa SpA RSP (Italy)	274,089	653,466	137,432	327,657	63,570	151,560
Banca Monte dei Paschi di Siena
SpA (Italy) (NON)	563,068	640,723	276,191	314,282	120,029	136,583
Banco Bradesco SA ADR (Brazil)	165,470	3,357,386	29,215	592,772	24,708	501,325
Banco Latinoamericano de
Exportaciones SA Class E (Panama)	32,222	594,818	21,895	404,182	11,085	204,629

Banco Popolare SC (Italy) (SG)
(SB) (SC)	204,144	925,372	101,407	459,672	45,814	207,672
Banco Santander Central Hispano SA
(Spain)	37,185	394,195	27,220	288,557	25,129	266,391
Bank of America Corp.	226,605	3,022,911	170,134	2,269,588	97,361	1,298,796
Bank of Baroda (India)	12,127	243,204	8,861	177,706	7,220	144,796
Bank of the Ozarks, Inc.	11,289	489,378	7,693	333,492	3,885	168,415
Barclays PLC (United Kingdom)	835,911	3,410,987	473,074	1,930,408	299,421	1,221,806
Berkshire Hathaway, Inc. Class B
(NON)	39,500	3,164,345	29,700	2,379,267	17,000	1,361,870
BNP Paribas SA (France)	54,901	3,495,092	31,435	2,001,206	20,332	1,294,370
Broadridge Financial Solutions,
Inc.	116,300	2,550,459	87,400	1,916,682	50,000	1,096,500
Cardtronics, Inc. (NON)	11,803	208,913	7,969	141,051	3,856	68,251
CBL & Associates Properties, Inc.
(R)	25,726	450,205	16,575	290,063	8,640	151,200
CFS Retail Property Trust
(Australia) (R)	102,704	185,070	74,992	135,134	68,184	122,866
Cheung Kong Holdings, Ltd. (Hong
Kong)	37,000	570,732	18,000	277,653	8,000	123,402
China Construction Bank Corp.
(China)	537,000	481,524	393,000	352,401	349,000	312,946
Chuo Mitsui Trust Holdings, Inc.
(Japan)	348,000	1,444,642	175,000	726,472	75,000	311,345
Citigroup, Inc. (NON)	313,830	1,484,416	235,632	1,114,539	134,849	637,836
CNA Surety Corp. (NON)	4,148	98,225	2,726	64,552	1,405	33,270
CNO Financial Group, Inc. (NON)	33,264	225,530	21,700	147,126	11,346	76,926
CommonWealth REIT (R)	39,718	1,013,206	28,526	727,698	16,309	416,043
Community Bank System, Inc.	9,343	259,455	6,124	170,063	3,159	87,725
Corporacion GEO SAB de CV Ser. B
(Mexico) (NON)	274,300	1,006,035	--	--	--	--
Cowen Group, Inc. (NON)	21,984	102,445	14,924	69,546	7,289	33,967
Credit Suisse Group (Switzerland)	42,235	1,703,600	21,072	849,965	9,773	394,206
Danske Bank A/S (Denmark) (NON)	110,800	2,842,198	64,572	1,656,375	41,903	1,074,879
Delek Group, Ltd. (Israel)	2,425	624,080	1,216	312,941	562	144,632
Dexus Property Group (Australia)	155,594	126,647	115,959	94,386	102,517	83,445
Dollar Financial Corp. (NON)	13,928	398,759	9,420	269,695	4,766	136,451
E*Trade Financial Corp. (NON)	24,679	394,864	16,422	262,752	8,505	136,080
E-House China Holdings, Ltd. ADS
(China) (SG) (SB) (SC)	10,100	151,096	7,400	110,704	6,200	92,752
Endurance Specialty Holdings, Ltd.
(Bermuda)	47,500	2,188,325	35,700	1,644,699	20,400	939,828
Evercore Partners, Inc. Class A	5,256	178,704	3,379	114,886	1,779	60,486
Fifth Third Bancorp	116,700	1,713,156	87,700	1,287,436	50,200	736,936
Financial Institutions, Inc.	12,985	246,325	8,495	161,150	4,376	83,013
First Financial Bancorp	14,539	268,681	9,504	175,634	4,938	91,254
First Financial Holding Co., Ltd.
(Taiwan)	532,000	489,688	--	--	--	--
First Industrial Realty Trust
(NON)(R) (SG) (SB) (SC)	17,640	154,526	11,545	101,134	5,900	51,684
Flagstone Reinsurance Holdings SA
(Luxembourg)	23,597	297,322	15,323	193,070	8,034	101,228
Flushing Financial Corp.	22,800	319,200	14,837	207,718	7,555	105,770
Glimcher Realty Trust (R)	37,092	311,573	24,301	204,128	12,549	105,412
Goldman Sachs Group, Inc. (The)	7,404	1,245,057	5,649	949,936	3,200	538,112
Grupo Financiero Banorte SA de CV
(Mexico)	144,252	685,566	--	--	--	--
Hang Lung Group, Ltd. (Hong Kong)	60,000	394,442	29,000	190,647	14,000	92,037
Hartford Financial Services Group,
Inc. (The)	66,900	1,772,181	50,300	1,332,447	28,800	762,912
Host Marriott Corp. (R)	90,100	1,610,087	67,700	1,209,799	38,800	693,356
HSBC Holdings PLC (United Kingdom)	180,403	1,831,854	120,664	1,225,250	96,810	983,031
Huaku Development Co., Ltd.
(Taiwan)	361,000	1,094,014	--	--	--	--
Hudson City Bancorp, Inc.	243,500	3,102,190	182,900	2,330,146	104,700	1,333,878
Huntington Bancshares, Inc.	189,100	1,299,117	142,100	976,227	81,400	559,218
ICICI Bank, Ltd. (India)	32,976	844,525	--	--	--	--
IMMOFINANZ AG (Austria) (NON)	260,289	1,109,917	130,513	556,530	60,370	257,428
Industrial & Commercial Bank
of China (China)	3,806,000	2,835,037	183,000	136,314	166,000	123,651
Industrial Bank of Korea (South
Korea)	26,260	439,130	--	--	--	--
ING Groep NV (Netherlands) (NON)	47,882	466,105	35,048	341,173	30,866	300,464
International Bancshares Corp.	16,352	327,531	11,165	223,635	5,178	103,715
Intesa Sanpaolo SpA (Italy)	981,546	2,664,323	503,179	1,365,836	232,751	631,783
Invesco Mortgage Capital, Inc. (R)	9,720	212,285	6,367	139,055	3,413	74,540
Japan Retail Fund Investment Corp.
(Japan) (R)	149	285,776	108	207,140	100	191,796
JPMorgan Chase & Co.	94,474	4,007,587	70,898	3,007,493	40,582	1,721,488
Kasikornbank PCL NVDR (Thailand)	157,900	659,011	--	--	--	--
KB Financial Group, Inc. (South
Korea)	11,046	591,090	--	--	--	--
Kinnevik Investment AB Class B
(Sweden)	57,467	1,173,312	28,669	585,339	13,261	270,752
KKR & Co. LP	45,892	651,666	30,611	434,676	15,230	216,266
Lexington Realty Trust (R)	37,646	299,286	25,514	202,836	12,016	95,527
Liberty Property Trust (R)	33,532	1,070,341	25,179	803,714	14,425	460,446
Lloyds Banking Group PLC (United
Kingdom) (NON)	3,062,930	3,138,353	1,535,748	1,573,565	726,015	743,893
LSR Group OJSC GDR (Russia) (NON)	126,307	1,163,287	15,196	139,955	12,888	118,698
LTC Properties, Inc. (R)	14,150	397,332	9,171	257,522	4,706	132,144
Maiden Holdings, Ltd. (Bermuda)	21,524	169,179	14,109	110,897	7,304	57,409
Mediobanca SpA (Italy)	126,551	1,126,990	63,454	565,084	29,351	261,383
Merchants Bancshares, Inc.	5,912	162,935	3,866	106,547	2,007	55,313
Metro Bancorp, Inc. (NON)	1,758	19,356	1,194	13,146	583	6,419
Mitsubishi UFJ Financial Group,
Inc. (Japan)	35,100	189,812	25,900	140,060	23,200	125,459
Mizuho Financial Group, Inc.
(Japan)	300,000	565,410	219,600	413,880	193,400	364,501
Nasdaq OMX Group, Inc. (The) (NON)	153,500	3,639,485	115,200	2,731,392	66,000	1,564,860
National Australia Bank, Ltd.
(Australia)	7,597	184,343	5,749	139,501	5,106	123,898
National Bank of Canada (Canada)	7,629	525,102	5,556	382,418	5,122	352,546
National Bank of Greece SA
(Greece) (NON)	7,653	61,911	5,899	47,721	4,969	40,198
National Health Investors, Inc. (R)	15,005	675,525	9,624	433,272	5,060	227,801
Nelnet, Inc. Class A	26,722	633,044	17,446	413,296	8,907	211,007
Newcastle Investment Corp. (NON)(R)	24,734	165,718	16,248	108,862	8,374	56,106
Omega Healthcare Investors, Inc.
(R)	10,637	238,694	6,926	155,419	3,524	79,079
ORIX Corp. (Japan)	9,320	917,305	6,830	672,231	5,950	585,618
Orrstown Financial Services, Inc.	5,430	148,836	3,569	97,826	1,839	50,407
Park National Corp.	1,895	137,710	1,239	90,038	642	46,654
PDG Realty SA Empreendimentos e
Participacoes (Brazil)	253,986	1,554,938	--	--	--	--
Ping An Insurance (Group) Co.
of China, Ltd. (China)	119,000	1,330,387	20,000	223,594	16,500	184,465
Platinum Underwriters Holdings,
Ltd. (Bermuda)	3,196	143,724	2,099	94,392	1,082	48,658
PNC Financial Services Group, Inc.	70,200	4,262,544	52,800	3,206,016	30,200	1,833,744
Popular, Inc. (Puerto Rico) (NON)	49,686	156,014	32,665	102,568	16,829	52,843
Protective Life Corp.	10,044	267,572	6,573	175,105	3,393	90,390
Prudential PLC (United Kingdom)	83,815	873,167	61,446	640,132	53,992	562,478
PS Business Parks, Inc. (R)	6,825	380,289	4,393	244,778	2,299	128,100
PT Bank Pembangunan Daerah Jawa
Barat Dan Banten Tbk (Indonesia)
(NON)	6,766,500	1,088,948	679,000	109,273	565,500	91,007
RenaissanceRe Holdings, Ltd.	14,395	916,818	10,825	689,444	6,206	395,260
Republic Bancorp, Inc. Class A	4,693	111,459	3,059	72,651	1,603	38,071
Resolution, Ltd. (Guernsey)	14,136	51,609	7,030	25,666	3,047	11,124
Rossi Residencial SA (Brazil)	71,066	633,344	--	--	--	--
Saul Centers, Inc. (R)	5,094	241,201	3,317	157,060	1,687	79,879
Sberbank OJSC (Russia) (NON)	1,009,908	3,440,757	146,873	500,396	123,101	419,405
SLM Corp. (NON)	284,300	3,579,337	213,600	2,689,224	122,200	1,538,498
Societe Generale (France)	7,826	420,884	5,796	311,710	5,081	273,257
Soho China, Ltd. (China)	254,000	188,874	190,000	141,284	170,500	126,784
Southside Bancshares, Inc.	11,173	235,415	7,256	152,884	3,799	80,045
St. Joe Co. (The) (NON) (SG) (SB)	18,141	396,381	12,219	266,985	6,046	132,105
Starwood Property Trust, Inc. (R)	7,536	161,873	4,943	106,176	2,550	54,774
Suffolk Bancorp	5,777	142,576	3,798	93,735	1,956	48,274
Sumitomo Mitsui Financial Group,
Inc. (Japan)	14,800	527,243	10,800	384,745	10,000	356,245
Swiss Life Holding AG
(Switzerland) (NON)	12,201	1,766,330	6,047	875,420	2,805	406,078
Symetra Financial Corp.	21,590	295,783	14,191	194,417	7,313	100,188
Tokio Marine Holdings, Inc. (Japan)	82,500	2,466,463	41,400	1,237,716	20,000	597,931
UniCredito Italiano SpA (Italy)	777,635	1,609,633	395,108	817,837	187,337	387,770
Universal Health Realty Income
Trust (R)	3,312	120,987	2,142	78,247	1,106	40,402
Universal Insurance Holdings, Inc.	29,626	144,279	19,081	92,924	9,989	48,646
Uranium Participation Corp.
(Canada) (NON)	4,922	39,158	3,633	28,903	2,485	19,770
Urstadt Biddle Properties, Inc.
Class A (R)	10,548	205,159	6,835	132,941	3,509	68,250
Virginia Commerce Bancorp Inc.
(NON)	31,725	196,061	20,795	128,513	10,729	66,305
Warsaw Stock Exchange (Poland)
(NON)	5,065	83,647	3,724	61,501	3,148	51,988
Wells Fargo & Co.	103,385	3,203,901	77,579	2,404,173	44,383	1,375,429
Westpac Banking Corp. (Australia)	75,670	1,720,714	37,852	860,743	17,509	398,150
Wilshire Bancorp, Inc.	18,842	143,576	12,236	93,238	5,852	44,592
World Acceptance Corp. (NON) (SG)
(SB) (SC)	6,339	334,699	4,163	219,806	2,136	112,781

		153,696,536		89,300,977		51,927,351

Health care		5.1%		4.5%		3.3%
Abbott Laboratories	25,700	1,231,287	19,400	929,454	11,100	531,801
Aetna, Inc.	85,327	2,603,327	64,173	1,957,918	36,679	1,119,076
Affymetrix, Inc. (NON)	3,851	19,371	3,075	15,467	1,920	9,658
Akorn, Inc. (NON)	28,822	174,950	19,451	118,068	9,731	59,067
Alapis Hldg. Industrial and
Commercial SA of Pharmaceutical
Chemical Products (Greece)	136,514	94,921	101,646	70,676	77,797	54,094
Allergan, Inc.	54,600	3,749,382	41,100	2,822,337	23,500	1,613,745
Alliance HealthCare Services, Inc.
(NON)	24,362	103,295	15,821	67,081	8,299	35,188
AMAG Pharmaceuticals, Inc. (NON)	6,692	121,125	5,344	96,726	3,337	60,400
Amedisys, Inc. (NON) (SB)	6,628	222,038	4,427	148,305	2,207	73,935
AmerisourceBergen Corp.	67,400	2,299,688	50,700	1,729,884	29,000	989,480
AMN Healthcare Services, Inc. (NON)	25,279	155,213	16,594	101,887	8,554	52,522
AmSurg Corp. (NON)	7,197	150,777	4,835	101,293	2,294	48,059
Amylin Pharmaceuticals, Inc. (NON)	6,975	102,602	4,710	69,284	2,260	33,245
Astellas Pharma, Inc. (Japan)	24,300	926,441	17,700	674,815	15,200	579,502
AstraZeneca PLC (United Kingdom)	77,958	3,552,550	39,089	1,781,288	18,500	843,046
Auxilium Pharmaceuticals, Inc.
(NON) (SG) (SB) (SC)	7,697	162,407	5,223	110,205	2,552	53,847
Beckman Coulter, Inc.	451	33,929	360	27,083	225	16,927
Bio-Rad Laboratories, Inc. Class A
(NON)	488	50,679	390	40,502	243	25,236
BioInvent International AB
(Sweden) (NON)	6,230	27,575	4,975	22,020	3,107	13,752
BioMarin Pharmaceuticals, Inc.
(NON)	6,516	175,476	4,345	117,011	2,133	57,442
Biotest AG (Preference) (Germany)	5,982	370,666	4,463	276,543	4,257	263,779
Bruker Corp. (NON)	15,818	262,579	11,049	183,413	5,666	94,056
Caliper Life Sciences, Inc. (NON)	3,754	23,800	2,989	18,950	1,944	12,325
Cardinal Health, Inc.	73,000	2,796,630	54,700	2,095,557	31,300	1,199,103
Celera Corp. (NON)	4,519	28,470	3,609	22,737	2,254	14,200
Cephalon, Inc. (NON) (SG)	47,062	2,904,667	35,031	2,162,113	19,930	1,230,080
Cepheid, Inc. (NON)	1,924	43,771	1,537	34,967	960	21,840
Charles River Laboratories
International, Inc. (NON)	1,091	38,774	869	30,884	565	20,080
Coloplast A/S Class B (Denmark)	4,126	561,018	2,061	280,237	954	129,717
Complete Genomics, Inc. (NON)	3,400	25,398	2,700	20,169	1,900	14,193
Compugen, Ltd. (Israel) (NON)	6,146	30,238	4,908	24,147	3,065	15,080
Continucare Corp. (NON)	32,053	150,008	21,671	101,420	10,774	50,422
Cooper Companies, Inc. (The)	6,829	384,746	4,610	259,727	2,242	126,314
Covidien PLC (Ireland)	9,388	428,656	6,866	313,502	5,799	264,782
Cubist Pharmaceuticals, Inc. (NON)	7,129	152,561	4,999	106,979	2,182	46,695
Dendreon Corp. (NON) (SG)	4,900	171,108	3,600	125,712	3,000	104,760
Endo Pharmaceuticals Holdings,
Inc. (NON)	19,091	681,740	12,605	450,125	6,200	221,402
Enzo Biochem, Inc. (NON)	4,997	26,384	3,990	21,067	2,492	13,158
Enzon Pharmaceuticals, Inc. (NON)	20,070	244,252	13,804	167,995	6,510	79,227
Forest Laboratories, Inc. (NON)	109,489	3,501,458	82,232	2,629,779	47,024	1,503,828
Fujirebio, Inc. (Japan)	11,800	475,314	8,600	346,415	8,000	322,247
Gen-Probe, Inc. (NON)	1,057	61,676	844	49,247	527	30,750
Genomic Health, Inc. (NON)	1,577	33,732	1,259	26,930	786	16,813
Gentiva Health Services, Inc. (NON)	10,338	274,991	6,833	181,758	3,470	92,302
Gilead Sciences, Inc. (NON)	117,300	4,250,952	88,100	3,192,744	50,400	1,826,496
GlaxoSmithKline PLC (United
Kingdom)	167,565	3,240,442	84,017	1,624,756	41,426	801,113
Harvard Bioscience, Inc. (NON)	7,741	31,661	6,182	25,284	3,861	15,791
Health Management Associates, Inc.
Class A (NON)	50,727	483,936	33,456	319,170	17,018	162,352
Health Net, Inc. (NON)	41,600	1,135,264	31,300	854,177	17,900	488,491
HealthSouth Corp. (NON)	14,778	306,052	9,988	206,851	4,970	102,929
HealthSpring, Inc. (NON)	13,971	370,651	9,136	242,378	4,705	124,824
Healthways, Inc. (NON)	12,524	139,768	8,212	91,646	4,202	46,894
Hi-Tech Pharmacal Co., Inc. (NON)	12,345	308,008	8,344	208,183	4,135	103,168
Human Genome Sciences, Inc. (NON)	4,392	104,925	2,983	71,264	1,456	34,784
Humana, Inc. (NON)	39,500	2,162,230	29,700	1,625,778	17,000	930,580
Illumina, Inc. (NON)	1,525	96,594	1,218	77,148	760	48,138
Impax Laboratories, Inc. (NON)	7,338	147,567	4,954	99,625	2,473	49,732
Ironwood Pharmaceuticals, Inc.
(NON)	8,836	91,453	5,927	61,344	2,876	29,767
Johnson & Johnson	78,133	4,832,526	58,680	3,629,358	33,609	2,078,717
Kensey Nash Corp. (NON)	8,799	244,876	5,902	164,253	2,849	79,288
Kindred Healthcare, Inc. (NON)	10,750	197,478	7,264	133,440	3,660	67,234
Kinetic Concepts, Inc. (NON)	12,487	522,956	8,450	353,886	4,147	173,676
Laboratory Corp. of America
Holdings (NON)	24,700	2,171,624	18,600	1,635,312	10,600	931,952
LHC Group, Inc. (NON)	4,470	134,100	3,018	90,540	1,446	43,380
Life Technologies Corp. (NON)	1,515	84,083	1,209	67,100	755	41,903
Lincare Holdings, Inc.	15,565	417,609	10,362	278,012	5,122	137,423
Luminex Corp. (NON)	1,693	30,948	1,348	24,641	877	16,032
Magellan Health Services, Inc.
(NON)	12,366	584,664	8,276	391,289	4,134	195,456
Martek Biosciences Corp. (NON)	4,064	127,203	3,097	96,936	2,118	66,293
Medco Health Solutions, Inc. (NON)	65,800	4,031,566	49,400	3,026,738	28,300	1,733,941
Mediceo Paltac Holdings Co., Ltd.
(Japan)	8,700	95,916	6,400	70,559	5,400	59,534
Medicis Pharmaceutical Corp.
Class A	17,831	477,692	11,812	316,443	5,959	159,642
Merck & Co., Inc.	71,818	2,588,321	53,999	1,946,124	30,888	1,113,204
Mettler-Toledo International, Inc.
(NON)	525	79,385	419	63,357	262	39,617
Mitsubishi Tanabe Pharma (Japan)	33,000	557,317	24,000	405,322	20,000	337,768
Momenta Pharmaceuticals, Inc.
(NON) (SG) (SB) (SC)	5,629	84,266	3,805	56,961	1,891	28,308
Nanosphere, Inc. (NON)	6,844	29,840	5,466	23,832	3,414	14,885
Nippon Shinyaku Co., Ltd. (Japan)	30,000	429,416	22,000	314,905	18,000	257,650
Novartis AG (Switzerland)	54,308	3,195,443	30,809	1,812,779	19,654	1,156,427
Obagi Medical Products, Inc. (NON)	26,689	308,258	17,679	204,192	8,914	102,957
OraSure Technologies, Inc. (NON)	32,308	185,771	21,834	125,546	11,002	63,262
Orion Oyj Class B (Finland)	22,938	502,093	11,501	251,747	5,320	116,450
Orthovita, Inc. (NON)	33,391	67,116	22,620	45,466	10,972	22,054
Pacific Biosciences of California,
Inc. (NON)	2,011	31,995	1,584	25,201	1,089	17,326
Pall Corp.	6,642	329,310	5,254	260,493	3,593	178,141
Par Pharmaceutical Cos., Inc. (NON)	26,157	1,007,306	17,525	674,888	8,672	333,959
PerkinElmer, Inc.	2,096	54,119	1,673	43,197	1,045	26,982
Perrigo Co.	44,600	2,824,518	33,500	2,121,555	19,200	1,215,936
Pfizer, Inc.	208,619	3,652,919	156,623	2,742,469	89,669	1,570,104
Providence Service Corp. (The)
(NON)	9,043	145,321	6,032	96,934	2,975	47,808
QIAGEN NV (Netherlands) (NON)	2,693	52,648	2,151	42,052	1,343	26,256
Questcor Pharmaceuticals, Inc.
(NON) (SB) (SC)	20,792	306,266	14,154	208,488	6,693	98,588
Roche Holding AG (Switzerland)	5,141	754,167	2,744	402,536	1,210	177,503
Salix Pharmaceuticals, Ltd. (NON)	5,063	237,758	3,457	162,341	1,624	76,263
Sanofi-Aventis (France)	66,792	4,273,528	36,644	2,344,579	21,426	1,370,892
Sciclone Pharmaceuticals, Inc.
(NON) (SG) (SB) (SC)	26,829	112,145	18,149	75,863	8,795	36,763
Select Medical Holdings Corp. (NON)	29,366	214,665	19,927	145,666	9,738	71,185
Sequenom, Inc. (NON)	29,710	238,274	20,713	166,118	10,735	86,095
Sirona Dental Systems, Inc. (NON)	3,897	162,817	2,599	108,586	1,274	53,228
STAAR Surgical Co. (NON)	29,791	181,725	20,198	123,208	9,793	59,737
Steris Corp.	11,179	407,586	7,467	272,247	3,794	138,329
Suzuken Co., Ltd. (Japan)	19,300	589,603	9,900	302,439	4,200	128,307
Techne Corp.	749	49,187	598	39,271	373	24,495
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	27,139	1,414,756	16,723	871,770	11,444	596,576
Thermo Fisher Scientific, Inc.
(NON)	967	53,533	772	42,738	482	26,684
UCB SA (Belgium)	9,711	333,327	7,328	251,531	6,359	218,270
United Therapeutics Corp. (NON)	4,465	282,277	3,082	194,844	1,456	92,048
UnitedHealth Group, Inc.	115,051	4,154,492	86,476	3,122,648	49,458	1,785,928
Vanda Pharmaceuticals, Inc. (NON)	14,757	139,601	9,839	93,077	4,830	45,692
Viropharma, Inc. (NON)	28,452	492,789	18,907	327,469	9,370	162,288
Waters Corp. (NON)	46,358	3,602,480	34,825	2,706,251	19,928	1,548,605
WellCare Health Plans, Inc. (NON)	6,998	211,480	4,741	143,273	2,299	69,476
West Pharmaceutical Services, Inc.	3,539	145,807	2,360	97,232	1,157	47,668
Young Innovations, Inc.	6,032	193,084	4,082	130,665	2,065	66,101
		91,129,123		63,500,392		36,356,520

Miscellaneous		--%		--%		--%
Silex Systems, Ltd. (Australia)
(NON)	4,306	25,570	3,274	19,442	2,240	13,302
		25,570		19,442		13,302

Technology		9.0%		7.6%		5.7%
A123 Systems, Inc. (NON) (SG) (SB)
(SC)	9,314	88,856	7,289	69,537	4,985	47,557
Accenture PLC Class A	107,800	5,227,222	81,000	3,927,690	46,300	2,245,087
Acxiom Corp. (NON)	12,567	215,524	8,172	140,150	4,292	73,608
Adobe Systems, Inc. (NON)	15,974	491,680	13,382	411,898	7,646	235,344
Advanced Battery Technologies,
Inc. (NON) (SG) (SB) (SC)	13,891	53,480	10,805	41,599	7,389	28,448
Advanced Micro Devices, Inc. (NON)	166,900	1,365,242	125,400	1,025,772	71,800	587,324
Advanced Semiconductor Engineering
Inc. (Taiwan)	586,000	678,008	--	--	--	--
Agilent Technologies, Inc. (NON)	1,647	68,235	1,315	54,480	821	34,014

Akamai Technologies, Inc. (NON)	15,807	743,719	12,534	589,725	8,245	387,927
Altek Corp. (Taiwan)	99,979	151,665	74,474	112,975	68,231	103,504
Amdocs, Ltd. (United Kingdom) (NON)	49,588	1,362,182	37,236	1,022,873	21,313	585,468
Amkor Technologies, Inc. (NON)
(SG) (SB) (SC)	19,131	141,378	12,519	92,515	6,402	47,311
Analog Devices, Inc.	48,100	1,811,927	36,000	1,356,120	21,200	798,604
Anixter International, Inc.	10,155	606,558	6,691	399,653	3,390	202,485
Apple, Inc. (NON)	31,553	10,177,736	23,683	7,639,188	13,517	4,360,044
Applied Materials, Inc.	351,400	4,937,170	264,000	3,709,200	151,000	2,121,550
AsiaInfo-Linkage, Inc. (China)
(NON) (SG)	44,076	730,339	--	--	--	--
Asustek Computer, Inc. (Taiwan)	40,000	379,842	29,000	275,386	27,000	256,394
AU Optronics Corp. (Taiwan) (NON)	557,000	578,577	--	--	--	--
Autonomy Corp. PLC (United
Kingdom) (NON)	4,245	99,635	3,112	73,042	2,623	61,565
Badger Meter, Inc.	4,296	189,969	3,425	151,454	2,403	106,261
Baidu, Inc. ADR (China) (NON)	2,857	275,786	2,263	218,447	1,555	150,104
Bitauto Holdings, Ltd. ADR (China)
(NON)	9,017	79,710	7,143	63,144	4,907	43,378
Black Box Corp.	9,096	348,286	6,043	231,386	3,165	121,188
Blue Coat Systems, Inc. (NON)	15,604	466,091	12,386	369,970	8,504	254,014
BYD Co., Ltd. (China)	32,500	170,800	26,000	136,640	18,000	94,597
CA, Inc.	73,900	1,806,116	56,400	1,378,416	32,600	796,744
CACI International, Inc. Class A
(NON)	4,360	232,824	3,478	185,725	2,388	127,519
Cavium Networks, Inc. (NON)	11,715	441,421	7,927	298,689	4,015	151,285
Check Point Software Technologies,
Ltd. (Israel) (NON) (SG)	11,061	511,682	8,740	404,312	6,001	277,606
Checkpoint Systems, Inc. (NON)	22,242	457,073	15,085	309,997	7,356	151,166
China BAK Battery, Inc. (China)
(NON) (SG) (SC)	18,765	36,216	13,662	26,368	9,344	18,034
China Water Industry Group, Ltd.
(Hong Kong) (NON)	2,136,000	37,372	1,684,000	29,464	1,152,000	20,156
Cirrus Logic, Inc. (NON)	13,106	209,434	8,889	142,046	4,344	69,417
Cisco Systems, Inc. (NON)	199,589	4,037,685	152,318	3,081,393	89,163	1,803,767
Citrix Systems, Inc. (NON)	13,182	901,781	10,467	716,047	7,158	489,679
Computershare Ltd. (Australia)	22,237	245,432	11,146	123,020	5,156	56,907
Concur Technologies, Inc. (NON)	12,995	674,830	10,318	535,814	7,056	366,418
Convergys Corp. (NON)	21,173	278,848	14,396	189,595	6,822	89,846
CSG Systems International, Inc.
(NON)	27,743	525,452	18,190	344,519	9,162	173,528
Cypress Semiconductor Corp. (NON)	178,283	3,312,498	133,814	2,486,264	76,601	1,423,247
DDi Corp.	11,530	135,593	7,779	91,481	3,789	44,559
Dell, Inc. (NON)	204,893	2,776,300	154,224	2,089,735	88,102	1,193,782
Elster Group SE ADR (Germany) (NON)	11,658	197,020	8,824	149,126	5,584	94,370
EMC Corp. (NON)	41,558	951,678	32,977	755,173	22,566	516,761
Ener1, Inc. (NON) (SG) (SB) (SC)	15,746	59,677	12,887	48,842	8,813	33,401
EnerSys (NON)	17,078	548,545	11,721	376,479	6,276	201,585
Entegris, Inc. (NON)	42,099	314,480	28,400	212,148	13,647	101,943
Entropic Communications, Inc.
(NON) (SG) (SB) (SC)	23,227	280,582	15,737	190,103	7,653	92,448
F-Secure OYJ (Finland)	27,097	72,466	21,826	58,369	14,986	40,077
F5 Networks, Inc. (NON)	8,209	1,068,483	6,507	846,951	4,450	579,212
Fair Isaac Corp.	8,806	205,796	5,762	134,658	2,994	69,970
Fairchild Semiconductor Intl.,
Inc. (NON)	44,711	697,939	29,747	464,351	14,702	229,498
FEI Co. (NON)	42,394	1,119,626	33,609	887,614	21,514	568,185
FormFactor, Inc. (NON)	29,308	260,255	19,553	173,631	9,756	86,633
Fortinet, Inc. (NON)	14,092	455,876	11,161	361,058	7,491	242,334
Fujitsu, Ltd. (Japan)	518,000	3,605,198	280,000	1,948,756	158,000	1,099,655
Global Payments, Inc.	10,955	506,231	8,245	381,001	4,705	217,418
Google, Inc. Class A (NON)	8,608	5,112,894	6,559	3,895,849	3,902	2,317,671
Greatbatch, Inc. (NON)	3,906	94,330	3,158	76,266	2,051	49,532
GS Yuasa Corp. (Japan) (SG) (SB)
(SC)	10,000	69,229	8,000	55,383	5,000	34,614
Harris Corp.	82,993	3,759,583	62,461	2,829,483	36,058	1,633,427
Hewlett-Packard Co.	182,444	7,680,892	137,128	5,773,089	81,531	3,432,455
Hitachi, Ltd. (Japan)	557,000	2,970,941	279,000	1,488,137	134,000	714,733
Hon Hai Precision Industry Co.,
Ltd. (Taiwan)	479,200	1,930,271	19,000	76,534	16,000	64,450
Hynix Semiconductor, Inc. (South
Korea) (NON)	25,730	550,742	--	--	--	--
IBM Corp.	40,220	5,902,687	30,215	4,434,353	17,295	2,538,214
Informatica Corp. (NON)	9,940	437,658	6,717	295,750	3,366	148,205
Infospace, Inc. (NON)	32,207	267,318	21,455	178,077	10,715	88,935
Integrated Silicon Solutions, Inc.
(NON)	7,869	63,188	5,150	41,355	2,633	21,143
Intel Corp.	138,853	2,920,079	104,241	2,192,188	59,639	1,254,208
Intuit, Inc. (NON)	16,949	835,586	13,444	662,789	8,843	435,960
Ixia (NON)	18,114	303,953	12,237	205,337	6,071	101,871
Jusung Engineering Co., Ltd.
(South Korea) (NON)	48,197	859,701	8,658	154,435	7,185	128,161
Keyw Holding Corp. (The) (NON)	6,927	101,619	5,485	80,465	3,766	55,247
Lawson Software, Inc. (NON)	45,216	418,248	30,589	282,948	15,475	143,144
LDK Solar Co., Ltd. ADR (China)
(NON) (SG) (SB) (SC)	7,032	71,164	5,531	55,974	3,780	38,254
Lexmark International, Inc.
Class A (NON)	10,151	353,458	6,629	230,822	3,405	118,562
LG Display Co., Ltd. (South Korea)	28,610	1,015,543	--	--	--	--
LivePerson, Inc. (NON)	20,642	233,255	13,999	158,189	6,794	76,772
Longtop Financial Technologies
Ltd. ADR (Hong Kong) (NON)	7,207	260,749	5,300	191,754	4,397	159,083
LTX-Credence Corp. (NON)	14,397	106,538	9,770	72,298	4,773	35,320
Macronix International Co., Ltd.
(Taiwan)	966,000	675,571	--	--	--	--
Magma Design Automation, Inc. (NON)	36,532	183,025	24,743	123,962	11,992	60,080
Mantech International Corp.
Class A (NON)	3,663	151,392	2,936	121,345	2,016	83,321
MedAssets, Inc. (NON)	11,112	224,351	7,533	152,091	3,667	74,037
MediaTek, Inc. (Taiwan)	33,000	472,317	--	--	--	--
MEMC Electronic Materials, Inc.
(NON)	6,828	76,883	5,533	62,302	3,784	42,608
Microsoft Corp.	309,257	8,634,455	234,470	6,546,402	137,988	3,852,625
MicroStrategy, Inc. (NON)	4,831	412,906	3,213	274,615	1,609	137,521
Monotype Imaging Holdings, Inc.
(NON)	11,990	133,089	8,132	90,265	3,946	43,801
Motech Industries, Inc. (Taiwan)	16,199	59,698	13,159	48,495	9,099	33,532
NCI, Inc. (NON)	2,367	54,417	1,766	40,600	1,213	27,887
NetApp, Inc. (NON)	15,565	855,452	12,382	680,515	8,145	447,649
NetEase.com ADR (China) (NON)	4,123	149,046	3,266	118,066	2,244	81,121
Netgear, Inc. (NON)	5,919	199,352	4,000	134,720	1,989	66,990
NetSuite, Inc. (NON) (SB) (SC)	15,022	375,550	12,585	314,625	7,190	179,750
Nokia OYJ (Finland)	24,823	256,907	18,106	187,389	16,926	175,176
Novellus Systems, Inc. (NON)	5,800	187,456	4,200	135,744	3,600	116,352
NVE Corp. (NON)	2,833	163,832	2,285	132,142	1,371	79,285
ON Semiconductor Corp. (NON)	438,600	4,333,368	329,400	3,254,472	188,500	1,862,380
Open Text Corp. (Canada) (NON)	3,700	170,422	2,700	124,362	2,300	105,938
Oracle Corp.	80,138	2,508,319	60,149	1,882,664	34,386	1,076,282
Pacific Online, Ltd. (China)	70,000	31,339	55,000	24,624	38,000	17,013
Pegatron Corp. (Taiwan) (NON)	371,000	534,179	--	--	--	--
Plantronics, Inc.	11,713	435,958	7,911	294,447	3,846	143,148
Polycom, Inc. (NON)	16,923	659,659	11,299	440,435	5,657	220,510
Progress Software Corp. (NON)	7,577	320,659	5,145	217,736	2,513	106,350
QLogic Corp. (NON)	165,988	2,825,116	124,102	2,112,216	70,473	1,199,450
Qualcomm, Inc.	22,194	1,098,381	16,722	827,572	9,605	475,351
Quantum Corp. (NON)	127,565	474,542	84,525	314,433	42,303	157,367
Quest Software, Inc. (NON)	40,350	1,119,309	26,495	734,971	13,585	376,848
Radiant Opto-Electronics Corp.
(Taiwan)	387,910	771,299	--	--	--	--
Renesola, Ltd. ADR (China) (NON)	6,800	59,432	5,300	46,322	3,565	31,158
RF Micro Devices, Inc. (NON)	14,280	104,958	9,698	71,280	4,736	34,810
Riverbed Technology, Inc. (NON)	4,338	152,567	2,934	103,189	1,484	52,192
Rohm Co., Ltd. (Japan)	4,200	274,205	3,100	202,390	2,800	182,804
Saft Groupe SA (France)	1,259	46,380	982	36,175	672	24,755
SAIC, Inc. (NON)	11,373	180,376	9,069	143,834	6,227	98,760
Salesforce.com, Inc. (NON)	6,133	809,556	4,852	640,464	3,313	437,316
Samsung Electronics Co., Ltd.
(South Korea)	3,798	3,214,539	124	104,951	104	88,023
SanDisk Corp. (NON)	74,700	3,724,542	55,800	2,782,188	33,200	1,655,352
SAP AG (Germany)	5,500	280,200	4,000	203,782	3,400	173,214
Seagate Technology (NON)	211,000	3,171,330	158,500	2,382,255	90,700	1,363,221
Shanda Games, Ltd. ADR (China)
(NON) (SG) (SB) (SC)	32,300	208,012	24,200	155,848	18,900	121,716
Silicon Laboratories, Inc. (NON)	22,437	1,032,551	16,490	758,870	9,188	422,832
Simplo Technology Co., Ltd.
(Taiwan)	17,600	127,912	14,300	103,929	8,800	63,956
Sina Corp. (China) (NON)	2,536	174,528	2,009	138,259	1,380	94,972
Skyworks Solutions, Inc. (NON)	10,457	299,384	7,056	202,013	3,437	98,401
SMART Modular Technologies (WWH),
Inc. (NON)	50,418	290,408	33,706	194,147	17,185	98,986
Sohu.com, Inc. (China) (NON)	2,053	130,345	1,626	103,235	1,117	70,918
Solarworld AG (Germany) (SG) (SB)
(SC)	2,549	25,444	1,994	19,904	1,364	13,615
Sourcefire, Inc. (NON)	15,895	412,157	12,674	328,637	8,702	225,643
Spectrum Control, Inc. (NON)	9,714	145,613	6,572	98,514	3,324	49,827
Symantec Corp. (NON)	27,676	463,296	22,029	368,765	13,759	230,326
Synchronoss Technologies, Inc.
(NON)	7,630	203,797	5,167	138,011	2,505	66,909
Taiwan Semiconductor Manufacturing
Co., Ltd. (Taiwan)	550,350	1,339,556	--	--	--	--
Tech Data Corp. (NON)	15,121	665,626	10,091	444,206	5,082	223,710
TeleCommunication Systems, Inc.
Class A (NON)	45,230	211,224	29,623	138,339	15,886	74,188

Tencent Holdings, Ltd. (China)	13,600	295,515	10,700	232,501	7,400	160,795
Teradata Corp. (NON)	109,600	4,511,136	82,300	3,387,468	47,100	1,938,636
Teradyne, Inc. (NON)	103,400	1,451,736	77,700	1,090,908	44,500	624,780
TIBCO Software, Inc. (NON)	60,576	1,193,953	40,455	797,368	19,243	379,280
Trend Micro, Inc. (Japan)	12,100	399,607	9,500	313,741	6,500	214,665
TTM Technologies, Inc. (NON)	44,215	659,246	29,208	435,491	14,565	217,164
Ultralife Batteries, Inc. (NON)	4,978	32,905	3,743	24,741	2,560	16,922
Ultratech, Inc. (NON)	9,106	181,027	7,272	144,567	4,541	90,275
Unisys Corp. (NON)	26,171	677,567	17,383	450,046	8,860	229,385
Valence Technology, Inc. (NON)
(SG) (SB) (SC)	41,700	70,056	36,400	61,152	20,900	35,112
Venture Corp., Ltd. (Singapore)	47,000	338,785	34,000	245,078	32,000	230,662
VeriFone Systems, Inc. (NON)	7,535	290,550	5,110	197,042	2,480	95,629
VeriSign, Inc.	11,001	359,403	8,814	287,953	5,505	179,848
VMware, Inc. Class A (NON)	49,756	4,423,806	37,778	3,358,842	22,106	1,965,444
Watts Water Technologies, Inc.
Class A	6,638	242,884	5,246	191,951	3,588	131,285
Websense, Inc. (NON)	9,262	187,556	7,347	148,777	5,044	102,141
Western Digital Corp. (NON)	45,100	1,528,890	33,900	1,149,210	19,400	657,660
Wistron Corp. (Taiwan)	529,101	1,077,429	59,000	120,144	50,000	101,817
Woongjin Energy Co., Ltd. (South
Korea) (NON)	55,030	922,688	10,850	181,922	9,100	152,580
Xyratex, Ltd. (United Kingdom)
(NON)	37,444	610,712	24,850	405,304	12,628	205,963
Youku.com, Inc. ADR (China) (NON)
(SG) (SB) (SC)	5,443	190,559	4,312	150,963	2,962	103,700
Zix Corp. (NON)	22,499	96,071	17,259	73,696	11,850	50,600
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS
SA (Portugal)	37,023	167,823	27,181	123,210	22,999	104,253
		160,929,743		107,838,256		63,191,459

Transportation		0.9%		0.6%		0.4%
Aeroflot - Russian Airlines OJSC
(Russia)	255,427	664,110	--	--	--	--
Alaska Air Group, Inc. (NON)	7,645	433,395	5,082	288,099	2,579	146,204
CAI International, Inc. (NON)	35,042	686,823	23,625	463,050	11,646	228,262
Central Japan Railway Co. (Japan)	384	3,216,556	196	1,641,784	90	753,880
ComfortDelgro Corp., Ltd.
(Singapore)	354,000	427,120	178,000	214,767	82,000	98,937
Copa Holdings SA Class A (Panama)	7,454	438,593	--	--	--	--
Deutsche Lufthansa AG (Germany)
(NON)	16,345	357,450	12,016	262,779	10,160	222,190
Deutsche Post AG (Germany)	15,182	257,818	11,273	191,436	10,204	173,282
easyJet PLC (United Kingdom) (NON)	57,305	393,228	42,128	289,083	35,621	244,432
HUB Group, Inc. Class A (NON)	8,884	312,184	6,018	211,473	2,943	103,417
Qantas Airways, Ltd. (Australia)
(NON)	963,812	2,506,469	508,633	1,322,740	258,612	672,541
Singapore Airlines, Ltd.
(Singapore)	28,000	333,476	20,000	238,197	19,000	226,287
TAL International Group, Inc.	11,473	354,172	7,748	239,181	3,718	114,775
TAV Havalimanlari Holding AS
(Turkey) (NON)	134,665	653,154	--	--	--	--
TNT NV (Netherlands)	4,913	129,746	3,671	96,946	3,365	88,865
Turk Hava Yollari (Turkey) (NON)	195,187	683,446	39,263	137,479	33,262	116,467
United Continental Holdings, Inc.
(NON) (SG) (SB) (SC)	121,458	2,893,130	90,572	2,157,425	51,539	1,227,659
Wabtec Corp.	11,693	618,443	7,819	413,547	3,819	201,987
		15,359,313		8,167,986		4,619,185

Utilities and power		1.9%		1.5%		1.2%
Alliant Energy Corp.	25,708	945,283	19,323	710,507	11,043	406,051
Ameren Corp.	24,500	690,655	18,400	518,696	10,600	298,814
Ameresco, Inc. Class A (NON)	5,262	75,562	4,138	59,422	2,833	40,682
Atco, Ltd. Class I (Canada)	5,400	320,854	4,000	237,670	3,668	217,943
BKW FMB Energie AG (Switzerland)	1,238	93,722	1,009	76,385	690	52,236
Centrica PLC (United Kingdom)	109,077	564,088	80,516	416,386	71,130	367,847
CEZ AS (Czech Republic)	6,797	284,146	4,993	208,730	4,649	194,350
China Longyuan Power Group Corp.
(China) (NON)	167,000	152,756	130,000	118,912	89,000	81,409
China Power New Energy Development
Co., Ltd. (China) (NON)	11,182,000	963,841	1,210,000	104,297	1,004,000	86,541
China Water Affairs Group, Ltd.
(Hong Kong)	250,000	99,382	200,000	79,506	130,000	51,679
China WindPower Group, Ltd.
(China) (NON)	11,520,000	1,156,002	2,450,000	245,851	2,030,000	203,705
Chubu Electric Power, Inc. (Japan)	15,100	371,269	7,500	184,405	3,200	78,679
Cia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil)	4,789	253,242	3,730	197,242	2,551	134,897
CMS Energy Corp.	48,700	905,820	36,600	680,760	21,000	390,600
DPL, Inc.	54,200	1,393,482	40,656	1,045,266	23,300	599,043
EDF (France)	2,500	102,610	1,963	80,569	1,343	55,122
EDF Energies Nouvelles SA (France)	1,094	46,314	842	35,645	576	24,384
Enel SpA (Italy)	565,652	2,828,792	283,617	1,418,352	134,363	671,941
Energias de Portugal (EDP) SA
(Portugal)	662,891	2,207,984	339,806	1,131,840	157,181	523,545
Energy Development Corp.
(Philippines)	809,200	108,833	621,300	83,561	424,900	57,147
EnerNOC, Inc. (NON) (SG) (SB) (SC)	2,382	56,954	1,873	44,783	1,282	30,653
Entergy Corp.	24,837	1,759,205	18,846	1,334,862	11,036	781,680
Exelon Corp.	99,226	4,131,771	74,662	3,108,926	43,178	1,797,932
FirstEnergy Corp. (SG)	88,250	3,267,015	66,207	2,450,983	37,843	1,400,948
Fortum OYJ (Finland)	13,321	401,308	9,842	296,500	8,408	253,299
GDF Suez (France)	6,077	218,179	4,337	155,709	4,085	146,662
Guangdong Investment, Ltd. (China)	864,000	444,616	646,000	332,433	548,000	282,002
Hokkaido Electric Power Co., Inc.
(Japan)	3,300	67,480	2,600	53,166	1,800	36,807
Hokuriku Electric Power Co. (Japan)	2,200	54,065	1,800	44,235	1,200	29,490
Huaneng Power International, Inc.
(China)	72,000	38,070	58,000	30,668	34,000	17,978
Infigen Energy (Australia)	96,417	52,813	76,402	41,850	52,249	28,620
Kansai Electric Power, Inc. (Japan)	4,600	113,555	3,700	91,338	2,500	61,715
Kyushu Electric Power Co., Inc.
(Japan)	4,300	96,403	3,300	73,984	2,300	51,564
Lanco Infratech, Ltd. (India) (NON)	395,985	561,929	--	--	--	--
Manila Water Co., Inc.
(Philippines)	130,800	57,481	103,200	45,352	70,600	31,026
NextEra Energy, Inc.	4,563	237,230	3,600	187,164	2,462	127,999
NRG Energy, Inc. (NON)	52,500	1,025,850	39,500	771,830	22,600	441,604
Ormat Technologies, Inc.	1,893	55,995	1,643	48,600	939	27,776
Public Power Corp. SA (Greece)	25,229	362,313	12,505	179,584	5,785	83,078
Red Electrica Corp. SA (Spain)	56,420	2,655,559	28,289	1,331,498	13,392	630,330
Severn Trent PLC (United Kingdom)	9,874	227,597	7,794	179,653	5,330	122,857
Shikoku Electric Power Co., Inc.
(Japan)	2,700	79,424	2,100	61,774	1,500	44,124
TECO Energy, Inc.	154,000	2,741,200	115,700	2,059,460	66,200	1,178,360
Toho Gas Co., Ltd. (Japan)	83,000	415,102	41,000	205,051	19,000	95,023
Tokyo Electric Power Co. (Japan)	3,200	78,167	2,400	58,625	2,000	48,854
Tokyo Gas Co., Ltd. (Japan)	73,000	323,725	54,000	239,468	48,000	212,860
Westar Energy, Inc.	35,514	893,532	26,657	670,690	15,231	383,212
		33,981,175		21,732,188		12,883,068

Total common stocks (cost
$828,677,572, $518,296,694 and
$294,767,558)		$989,995,623		$625,955,147		$365,467,232

CORPORATE BONDS AND NOTES(a)	Growth 10.7%		Balanced 17.3%		Conservative 20.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials		1.0%		1.3%		1.5%
Airgas, Inc. sr. unsec. unsub.
notes 2.85s, 2013	$90,000	$90,700	$190,000	$191,477	$255,000	$256,983
ArcelorMittal sr. unsec. unsub.
9.85s, 2019 (France)	285,000	360,536	665,000	841,251	870,000	1,100,584
Associated Materials, LLC 144A
company guaranty sr. notes 9 1/8s,
2017	295,000	308,275	295,000	308,275	235,000	245,575
Atkore International, Inc. 144A
sr. notes 9 7/8s, 2018	270,000	280,800	265,000	275,600	215,000	223,600
BHP Billiton Finance USA, Ltd.
company guaranty sr. unsec. unsub.
notes 6 1/2s, 2019 (Canada)	210,000	249,720	460,000	547,006	565,000	671,866
Celanese US Holdings, LLC 144A
company guaranty sr. notes 6 5/8s,
2018 (Germany)	125,000	129,063	120,000	123,900	95,000	98,088
Chemtura Corp. 144A company
guaranty sr. unsec. notes 7 7/8s,
2018	60,000	63,750	60,000	63,750	45,000	47,813
Clondalkin Acquisition BV 144A
company guaranty sr. notes FRN
2.302s, 2013 (Netherlands)	325,000	311,188	245,000	234,588	75,000	71,813
Compass Minerals International,
Inc. company guaranty sr. unsec.
notes 8s, 2019	360,000	392,400	375,000	408,750	255,000	277,950
Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	230,000	288,247	425,000	532,630	615,000	770,748
Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	67,000	74,182	205,000	226,975	297,000	328,837

E.I. du Pont de Nemours & Co. sr.
notes 3 5/8s, 2021		265,000	256,220	525,000	507,605	630,000	609,126
Ferro Corp. sr. unsec. notes
7 7/8s, 2018		405,000	427,275	400,000	422,000	315,000	332,325
FMG Resources August 2006 Pty,
Ltd. 144A sr. notes 7s, 2015
(Australia)		205,000	210,952	200,000	205,807	160,000	164,645
FMG Resources August 2006 Pty,
Ltd. 144A sr. notes 6 7/8s, 2018
(Australia)		340,000	339,615	335,000	334,621	270,000	269,695
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. notes 8 3/8s, 2017		2,124,000	2,341,710	1,752,000	1,931,580	1,457,000	1,606,343
Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011		--	--	140,000	144,550	140,000	144,550
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 7s, 2015		55,000	57,063	53,000	54,988	33,000	34,238
Graphic Packaging International,
Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		70,000	73,325	65,000	68,088	55,000	57,613
Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)		2,145,000	2,187,900	--	--	--	--
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty sr. notes 8 7/8s, 2018		75,000	80,156	75,000	80,156	60,000	64,125
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC 144A sr.
notes 9s, 2020		125,000	132,188	125,000	132,188	100,000	105,750
Huntsman International, LLC
company guaranty sr. unsec. sub.
notes 8 5/8s, 2020		145,000	157,688	140,000	152,250	105,000	114,188
Huntsman International, LLC 144A
company guaranty sr. unsec. sub.
notes 8 5/8s, 2021		130,000	140,400	130,000	140,400	100,000	108,000
Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015
(United Kingdom)		155,000	165,850	155,000	165,850	115,000	123,050
Ineos Group Holdings PLC company
guaranty sr. unsec. notes Ser.
REGS, 7 7/8s, 2016 (United Kingdom)	EUR	135,000	163,498	135,000	163,498	100,000	121,110
International Paper Co. bonds
7.95s, 2018		$200,000	237,993	$505,000	600,931	$360,000	428,387
International Paper Co. sr. unsec.
notes 9 3/8s, 2019		--	--	--	--	300,000	385,035
Jefferson Smurfit escrow bonds
8 1/4s, 2012		55,000	1,788	25,000	813	30,000	975
Kronos International, Inc. sr.
notes 6 1/2s, 2013 (Germany)	EUR	185,000	247,699	185,000	247,699	145,000	194,143
Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019		$135,000	169,892	$310,000	390,121	$370,000	465,629
Lyondell Chemical Co. sr. notes
11s, 2018		864,579	979,136	874,584	990,466	649,699	735,784
Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		314,000	347,363	310,000	342,938	238,000	263,288
Momentive Performance Materials,
Inc. company guaranty sr. notes
12 1/2s, 2014		125,000	139,531	120,000	133,950	95,000	106,044
Momentive Performance Materials,
Inc. 144A notes 9s, 2021		430,000	453,650	430,000	453,650	340,000	358,700
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		110,000	118,362	105,000	112,982	50,000	53,801
Nalco Co. 144A sr. notes 6 5/8s,
2019		105,000	107,363	105,000	107,363	85,000	86,913
NewPage Corp. company guaranty sr.
notes 11 3/8s, 2014		380,000	357,200	375,000	352,500	300,000	282,000
Novelis, Inc. company guaranty sr.
unsec. notes 7 1/4s, 2015		270,000	277,088	268,000	275,035	215,000	220,644
Novelis, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020		450,000	466,875	445,000	461,688	355,000	368,313
Old All, Inc. company guaranty sr.
unsec. notes 9s, 2014
(In default) (NON)		285,000	1,283	295,000	1,328	135,000	608
Omnova Solutions, Inc. 144A
company guaranty sr. notes 7 7/8s,
2018		85,000	85,638	85,000	85,638	65,000	65,488
PE Paper Escrow GmbH sr. notes
Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	80,000	122,667	70,000	107,334	70,000	107,334
PE Paper Escrow GmbH 144A sr.
notes 12s, 2014 (Austria)		$410,000	474,350	$435,000	503,274	$280,000	323,947
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. notes
9s, 2019 (Australia)		63,000	84,612	145,000	194,742	182,000	244,434
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. notes
8.95s, 2014 (Australia)		15,000	18,161	150,000	181,608	635,000	768,807
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. unsub.
notes 3 1/2s, 2020 (Australia)		145,000	137,644	135,000	128,151	--	--
Rohm & Haas Co. sr. unsec. unsub.
notes 7.85s, 2029		495,000	575,187	495,000	575,187	370,000	429,938
Sealed Air Corp. 144A sr. unsec.
bonds 6 7/8s, 2033		125,000	117,206	125,000	117,206	100,000	93,765
Smurfit Kappa Funding PLC sr. sub.
notes 7 3/4s, 2015 (Ireland)	EUR	30,000	41,078	30,000	41,078	25,000	34,232
Smurfit Kappa Funding PLC sr.
unsec. sub. notes 7 3/4s, 2015
(Ireland)		$475,000	486,875	$490,000	502,250	$390,000	399,750
Solutia, Inc. company guaranty sr.
unsec. notes 8 3/4s, 2017		290,000	317,550	295,000	323,025	205,000	224,475
Solutia, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2020		155,000	165,850	155,000	165,850	110,000	117,700
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
7 3/8s, 2012		55,000	58,025	--	--	115,000	121,325
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		89,000	90,113	795,000	804,938	--	--
Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		271,000	285,905	286,000	301,730	110,000	116,050
Stone Container Corp. escrow bonds
8 3/8s, 2012 (In default) (NON)		35,000	1,138	50,000	1,625	--	--
Teck Resources Limited sr. notes
10 3/4s, 2019 (Canada)		155,000	201,500	135,000	175,500	110,000	143,000
Teck Resources Limited sr. notes
10 1/4s, 2016 (Canada)		215,000	266,063	260,000	321,750	160,000	198,000
TPC Group, LLC 144A sr. notes
8 1/4s, 2017		235,000	246,163	235,000	246,163	190,000	199,025
Tube City IMS Corp. company
guaranty sr. unsec. sub. notes
9 3/4s, 2015		230,000	238,050	230,000	238,050	145,000	150,075
USG Corp. 144A company guaranty
sr. notes 8 3/8s, 2018		105,000	102,900	105,000	102,900	80,000	78,400
Vartellus Specialties, Inc. 144A
company guaranty sr. notes 9 3/8s,
2015		140,000	148,400	140,000	148,400	105,000	111,300
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty
Ser. B, 11 3/8s, 2016		180,000	180,450	180,000	180,450	140,000	140,350
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty sr.
notes FRN Ser. B, 4.037s, 2014		200,000	180,000	210,000	189,000	155,000	139,500
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty sr.
sub. notes Ser. B, 9 1/8s, 2014		140,000	144,200	150,000	154,500	110,000	113,300
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)		--	--	180,000	197,449	195,000	213,903
			17,957,649		18,717,045		16,432,977

Capital goods			0.5%		0.8%		1.0%
ACCO Brands Corp. company guaranty
sr. notes 10 5/8s, 2015		190,000	213,750	190,000	213,750	130,000	146,250
Alliant Techsystems, Inc. company
guaranty sr. unsec. sub. notes
6 7/8s, 2020		60,000	61,650	60,000	61,650	45,000	46,238
Allied Waste North America, Inc.
company guaranty sr. unsec. notes
6 7/8s, 2017		280,000	308,000	595,000	654,500	755,000	830,500
Allison Transmission 144A company
guaranty 11s, 2015		270,000	294,300	270,000	294,300	225,000	245,250
Allison Transmission, Inc. 144A
company guaranty sr. unsec. notes
11 1/4s, 2015 (PIK)		325,800	355,122	334,600	364,714	231,600	252,444
Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016		430,000	455,800	425,000	450,500	325,000	344,500
Ardagh Packaging Finance PLC sr.
notes Ser. REGS, 7 3/8s, 2017
(Ireland)	EUR	205,000	277,265	200,000	270,503	160,000	216,402
Baldor Electric Co. company
guaranty 8 5/8s, 2017		$170,000	190,400	$165,000	184,800	$135,000	151,200
BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		205,000	211,150	205,000	211,150	160,000	164,800
Berry Plastics Corp. 144A sr.

notes 9 3/4s, 2021		315,000	311,850	315,000	311,850	245,000	242,550
Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019		310,000	328,872	770,000	816,876	1,015,000	1,076,791
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s,
2020		210,000	214,200	210,000	214,200	170,000	173,400
Case New Holland, Inc. 144A sr.
notes 7 7/8s, 2017 (Netherlands)		185,000	202,113	190,000	207,575	140,000	152,950
Cleaver-Brooks, Inc. 144A sr.
notes 12 1/4s, 2016		220,000	233,475	220,000	233,475	170,000	180,413
Crown European Holdings SA 144A
sr. notes 7 1/8s, 2018 (France)	EUR	65,000	90,671	60,000	83,696	50,000	69,747
Darling International, Inc. 144A
company guaranty sr. unsec. notes
8 1/2s, 2018		$65,000	67,763	$65,000	67,763	$50,000	52,125
Graham Packaging Co., Inc. company
guaranty sr. unsec. notes 8 1/4s,
2018		45,000	47,250	45,000	47,250	35,000	36,750
John Deere Capital Corp. notes
Ser. MTN, 5 1/4s, 2012		115,000	123,629	390,000	419,265	545,000	585,896
Kratos Defense & Security
Solutions, Inc. company guaranty
sr. notes 10s, 2017		305,000	337,788	305,000	337,788	225,000	249,188
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		830,000	971,500	926,000	1,083,866	626,000	732,722
Mueller Water Products, Inc.
company guaranty sr. unsec. notes
7 3/8s, 2017		200,000	193,000	200,000	193,000	155,000	149,575
Owens-Brockway Glass Container,
Inc. company guaranty 6 3/4s, 2014	EUR	95,000	129,433	50,000	68,122	50,000	68,122
Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		$155,000	157,061	$340,000	344,520	$420,000	425,584
Polypore International, Inc. 144A
sr. notes 7 1/2s, 2017		170,000	173,400	165,000	168,300	130,000	132,600
Raytheon Co. sr. unsec. notes
4 7/8s, 2040		130,000	122,071	275,000	258,227	395,000	370,909
Raytheon Co. sr. unsec. notes
3 1/8s, 2020		60,000	55,064	120,000	110,128	175,000	160,604
Reynolds Group DL Escrow,
Inc./Reynolds Group Escrow, LLC
144A company guaranty sr. notes
7 3/4s, 2016 (Luxembourg)		150,000	158,625	135,000	142,763	100,000	105,750
Reynolds Group Issuer, Inc. 144A
sr. notes 9s, 2019		115,000	119,169	115,000	119,169	100,000	103,625
Reynolds Group Issuer, Inc. 144A
sr. notes 7 1/8s, 2019		195,000	198,413	190,000	193,325	150,000	152,625
Ryerson Holding Corp. sr. disc.
notes zero %, 2015		230,000	105,800	225,000	103,500	175,000	80,500
Ryerson, Inc. company guaranty sr.
notes 12s, 2015		516,000	540,510	520,000	544,700	380,000	398,050
Tenneco, Inc. company guaranty sr.
unsec. notes 8 1/8s, 2015		130,000	137,800	135,000	143,100	100,000	106,000
Tenneco, Inc. 144A company
guaranty sr. notes 6 7/8s, 2020		210,000	214,725	210,000	214,725	165,000	168,713
Tenneco, Inc. 144A sr. notes
7 3/4s, 2018		110,000	116,600	110,000	116,600	85,000	90,100
Terex Corp. sr. unsec. sub. notes
8s, 2017		465,000	469,650	460,000	464,600	370,000	373,700
Thermadyne Holdings Corp. 144A sr.
notes 9s, 2017		225,000	232,031	225,000	232,031	180,000	185,625
Thermon Industries, Inc. 144A
company guaranty sr. notes 9 1/2s,
2017		305,000	324,825	305,000	324,825	220,000	234,300
TransDigm, Inc. 144A sr. sub.
notes 7 3/4s, 2018		315,000	326,025	315,000	326,025	250,000	258,750
United Technologies Corp. sr.
unsec. notes 5 3/8s, 2017		--	--	736,000	832,171	1,082,000	1,223,381
			9,070,750		11,429,302		10,738,629

Communication services			1.3%		1.9%		2.4%
Adelphia Communications Corp.
escrow bonds zero %, 2011		200,000	3,000	270,000	4,050	125,000	1,875
American Tower Corp. sr. unsec.
notes 7s, 2017		195,000	219,192	266,000	299,001	802,000	901,499
AT&T, Inc. sr. unsec. bond 6.55s,
2039		115,000	125,172	--	--	--	--
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018		340,000	377,700	470,000	522,115	195,000	216,622
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038		--	--	183,000	193,253	143,000	151,012
AT&T, Inc. 144A sr. unsec. unsub.
notes 5.35s, 2040		--	--	256,000	240,759	894,000	840,777
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030		345,000	415,677	790,000	951,839	1,285,000	1,548,245
Bresnan Broadband Holdings, LLC
144A company guaranty sr. unsec.
unsub. notes 8s, 2018		105,000	108,150	105,000	108,150	85,000	87,550
Cablevision Systems Corp. sr.
unsec. unsub. notes 8 5/8s, 2017		570,000	620,588	505,000	549,819	240,000	261,300
Cablevision Systems Corp. sr.
unsec. unsub. notes 8s, 2020		80,000	85,600	80,000	85,600	60,000	64,200
Cablevision Systems Corp. sr.
unsec. unsub. notes 7 3/4s, 2018		150,000	157,125	155,000	162,363	110,000	115,225
CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s,
2016		949,194	1,131,914	953,259	1,136,761	711,574	848,552
CCO Holdings, LLC/CCO Holdings
Capital Corp. company guaranty sr.
unsec. notes 7 7/8s, 2018		120,000	124,200	120,000	124,200	90,000	93,150
CenturyLink, Inc. sr. unsec.
unsub. notes Ser. L, 7 7/8s, 2012		290,000	313,646	610,000	659,738	820,000	886,860
Cequel Communications Holdings I
LLC/Cequel Capital Corp. 144A sr.
notes 8 5/8s, 2017		450,000	470,250	455,000	475,475	345,000	360,525
Cincinnati Bell, Inc. company
guaranty sr. unsec. notes 7s, 2015		130,000	129,025	125,000	124,063	90,000	89,325
Cincinnati Bell, Inc. company
guaranty sr. unsec. sub. notes
8 3/4s, 2018		295,000	279,513	295,000	279,513	220,000	208,450
Clearwire Communications,
LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s,
2017		40,000	41,400	40,000	41,400	35,000	36,225
Clearwire Communications,
LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s,
2015		665,000	716,538	680,000	732,700	500,000	538,750
Comcast Cable Holdings LLC debs.
9.8s, 2012		--	--	--	--	536,000	583,400
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6.95s, 2037		588,000	665,068	920,000	1,040,583	216,000	244,311
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015		--	--	--	--	63,000	71,680
Cox Communications, Inc. 144A
notes 5 7/8s, 2016		--	--	561,000	625,508	1,069,000	1,191,922
Cricket Communications, Inc.
company guaranty sr. unsec. unsub.
notes 10s, 2015		535,000	573,119	716,000	767,015	--	--
Cricket Communications, Inc. 144A
company guaranty sr. unsec. notes
7 3/4s, 2020		420,000	400,050	420,000	400,050	590,000	561,975
Crown Castle Towers, LLC 144A
company guaranty sr. notes 4.883s,
2020		--	--	75,000	72,081	115,000	110,524
CSC Holdings LLC sr. notes 6 3/4s,
2012		17,000	17,659	6,000	6,233	4,000	4,155
CSC Holdings LLC sr. unsec. unsub.
notes 8 1/2s, 2014		--	--	45,000	49,444	80,000	87,900
Deutsche Telekom International
Finance BV company guaranty
8 3/4s, 2030 (Germany)		540,000	725,732	841,000	1,130,261	198,000	266,102
Deutsche Telekom International
Finance BV company guaranty sr.
unsec. unsub. notes 6s, 2019
(Germany)		--	--	--	--	1,000,000	1,131,248
Digicel Group, Ltd. 144A sr. notes
10 1/2s, 2018 (Jamaica)		170,000	187,000	165,000	181,500	120,000	132,000
Digicel Group, Ltd. 144A sr. notes
8 1/4s, 2017 (Jamaica)		350,000	358,750	345,000	353,625	275,000	281,875
France Telecom notes 8 1/2s, 2031
(France)		--	--	20,000	27,189	--	--
Frontier Communications Corp. sr.
unsec. notes 8 1/2s, 2020		430,000	469,775	425,000	464,313	310,000	338,675
Frontier Communications Corp. sr.
unsec. notes 8 1/4s, 2017		190,000	208,525	185,000	203,038	125,000	137,188
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)		130,000	136,500	--	--	--	--
Intelsat Intermediate Holding Co.,
Ltd. company guaranty sr. unsec.
notes 9 1/4s, 2015 (Luxembourg)		95,000	96,900	75,000	76,500	30,000	30,600
Intelsat Jackson Holding Co.

company guaranty sr. unsec. notes
11 1/4s, 2016 (Bermuda)		260,000	280,150	275,000	296,313	180,000	193,950
Intelsat Jackson Holdings SA 144A
sr. unsec. notes 7 1/4s, 2020
(Bermuda)		325,000	328,250	320,000	323,200	250,000	252,500
Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s,
2017 (Luxembourg) (PIK)		315,000	348,075	315,000	348,075	250,000	276,250
Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s,
2017 (Luxembourg)		1,280,000	1,395,200	1,280,000	1,395,200	970,000	1,057,300
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		815,000	808,888	830,000	823,775	625,000	620,313
Mediacom LLC/Mediacom Capital
Corp. sr. unsec. notes 9 1/8s, 2019		145,000	147,900	155,000	158,100	105,000	107,100
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s,
2018		540,000	558,900	535,000	553,725	420,000	434,700
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 6 5/8s,
2020		115,000	109,538	115,000	109,538	95,000	90,488
Nextel Communications, Inc. sr.
notes Ser. E, 6 7/8s, 2013		545,000	545,000	--	--	--	--
NII Capital Corp. company guaranty
sr. unsec. unsub. notes 10s, 2016		520,000	575,900	520,000	575,900	375,000	415,313
PAETEC Escrow Corp. 144A sr.
unsec. notes 9 7/8s, 2018		230,000	236,325	230,000	236,325	185,000	190,088
PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		260,000	277,550	260,000	277,550	205,000	218,838
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015		95,000	98,325	100,000	103,500	70,000	72,450
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014		180,000	182,250	115,000	116,438	55,000	55,688
Qwest Corp. sr. notes FRN 3.552s,
2013		1,475,000	1,541,375	--	--	--	--
Qwest Corp. sr. unsec. unsub.
notes 8 7/8s, 2012		646,000	698,488	694,000	750,388	381,000	411,956
Qwest Corp. sr. unsec. unsub.
notes 7 1/4s, 2025		85,000	89,250	115,000	120,750	55,000	57,750
Rogers Communications, Inc. sec.
notes 6 3/8s, 2014 (Canada)		--	--	631,000	708,994	595,000	668,544
SBA Telecommunications, Inc.
company guaranty sr. unsec. notes
8 1/4s, 2019		20,000	21,850	20,000	21,850	15,000	16,388
SBA Telecommunications, Inc.
company guaranty sr. unsec. notes
8s, 2016		435,000	470,888	470,000	508,775	320,000	346,400
Sprint Capital Corp. company
guaranty 6 7/8s, 2028		1,245,000	1,089,375	1,275,000	1,115,625	925,000	809,375
Sprint Nextel Corp. sr. notes
8 3/8s, 2017		565,000	605,963	550,000	589,875	425,000	455,813
TCI Communications, Inc. company
guaranty 7 7/8s, 2026		--	--	270,000	319,419	599,000	708,637
Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s,
2014		--	--	--	--	90,000	103,447
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
8 1/4s, 2014		340,000	396,178	770,000	897,226	880,000	1,025,401
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2039		105,000	115,970	200,000	220,895	230,000	254,029
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub.
notes 7 3/4s, 2015		20,000	20,625	20,000	20,625	10,000	10,313
Verizon Communications, Inc. sr.
unsec. notes 7.35s, 2039		--	--	18,000	22,140	492,000	605,150
Verizon Communications, Inc. sr.
unsec. unsub. notes 8 3/4s, 2018		614,000	801,578	961,000	1,254,587	419,000	547,005
Verizon New England, Inc. sr.
notes 6 1/2s, 2011		--	--	489,000	508,019	1,220,000	1,267,449
Verizon New Jersey, Inc. debs. 8s,
2022		--	--	160,000	189,016	165,000	194,922
Verizon Pennsylvania, Inc. debs.
8.35s, 2030		--	--	240,000	278,794	505,000	586,628
Verizon Virginia, Inc. debs.
Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	100,104
Virgin Media Finance PLC company
guaranty sr. notes Ser. 1, 9 1/2s,
2016 (United Kingdom)		295,000	333,350	180,000	203,400	180,000	203,400
Virgin Media Secured Finance PLC
company guaranty sr. notes 7s,
2018 (United Kingdom)	GBP	210,000	347,156	230,000	380,218	165,000	272,765
Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 1/4s,
2018 (Netherlands)		$360,000	366,300	$355,000	361,213	$305,000	310,338
Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017
(Netherlands)		500,000	563,750	470,000	529,925	320,000	360,800
Windstream Corp. company guaranty
8 5/8s, 2016		420,000	442,050	420,000	442,050	305,000	321,013
Windstream Corp. company guaranty
sr. unsec. unsub. notes 8 1/8s,
2018		85,000	89,250	85,000	89,250	70,000	73,500
Windstream Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s,
2017		385,000	404,731	385,000	404,731	280,000	294,350
			23,448,146		27,343,543		26,414,152

Consumer cyclicals			2.1%		3.0%		3.0%
Affinion Group Holdings, Inc. 144A
company guaranty sr. notes
11 5/8s, 2015		295,000	306,063	290,000	300,875	225,000	233,438
Affinia Group, Inc. 144A
sr. notes 10 3/4s, 2016		94,000	104,340	98,000	108,780	75,000	83,250
Affinia Group, Inc. 144A
sr. sub. notes 9s, 2014		105,000	107,888	105,000	107,888	85,000	87,338
Affinion Group, Inc. company
guaranty 11 1/2s, 2015		175,000	182,000	175,000	182,000	100,000	104,000
Affinion Group, Inc. 144A sr.
notes 7 7/8s, 2018		315,000	307,125	315,000	307,125	250,000	243,750
AMC Entertainment Holdings, Inc.
144A sr. sub. notes 9 3/4s, 2020		420,000	436,800	420,000	436,800	335,000	348,400
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014		115,000	116,150	115,000	116,150	54,000	54,540
American Axle & Manufacturing,
Inc. company guaranty sr. unsec.
notes 5 1/4s, 2014		590,000	579,675	590,000	579,675	440,000	432,300
American Casino & Entertainment
Properties LLC sr. notes 11s, 2014		270,000	274,050	275,000	279,125	190,000	192,850
American Media Operations, Inc.
144A sr. sub. notes 14s, 2013 (PIK)		134,332	47,016	167,561	58,646	87,350	30,573
American Media Operations, Inc.
144A sr. unsec. notes 9s, 2013
(F)(PIK)		11,202	11,426	14,051	14,332	7,365	7,512
Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2014		310,000	331,700	320,000	342,400	245,000	262,150
Autonation, Inc. company guaranty
sr. unsec. notes 6 3/4s, 2018		90,000	92,925	90,000	92,925	65,000	67,113
Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s,
2015		285,000	275,738	285,000	275,738	235,000	227,363
Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2018		150,000	148,125	150,000	148,125	110,000	108,625
Beazer Homes USA, Inc. 144A sr.
notes 9 1/8s, 2019		170,000	161,500	170,000	161,500	130,000	123,500
Belo Corp. sr. unsec. unsub. notes
8s, 2016		80,000	86,200	75,000	80,813	50,000	53,875
Bon-Ton Department Stores, Inc.
(The) company guaranty 10 1/4s,
2014		365,000	372,300	370,000	377,400	255,000	260,100
Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018		75,000	75,938	75,000	75,938	60,000	60,750
Building Materials Corp. 144A
company guaranty sr. notes 7 1/2s,
2020		240,000	245,400	240,000	245,400	175,000	178,938
Building Materials Corp. 144A sr.
notes 7s, 2020		95,000	97,613	95,000	97,613	75,000	77,063
Building Materials Corp. 144A sr.
notes 6 7/8s, 2018		110,000	108,900	110,000	108,900	85,000	84,150
Burlington Coat Factory Warehouse
Corp. company guaranty sr. unsec.
notes 11 1/8s, 2014		315,000	325,238	315,000	325,238	235,000	242,638
CBS Corp. company guaranty sr.
unsec. notes 7 7/8s, 2030		200,000	236,137	415,000	489,984	605,000	714,314
Cedar Fair LP/Canada's Wonderland
Co./Magnum Management Corp. 144A

company guaranty sr. unsec. notes
9 1/8s, 2018		45,000	48,431	45,000	48,431	35,000	37,669
Cengage Learning Acquisitions,
Inc. 144A sr. notes 10 1/2s, 2015		380,000	392,350	375,000	387,188	275,000	283,938
Cenveo Corp. company guaranty sr.
notes 8 7/8s, 2018		225,000	217,688	230,000	222,525	160,000	154,800
Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016		240,000	235,800	325,000	319,313	--	--
Choice Hotels International, Inc.
company guaranty sr. unsec. unsub.
notes 5.7s, 2020		185,000	179,554	385,000	373,666	550,000	533,809
Cinemark, Inc. company guaranty
sr. unsec. notes 8 5/8s, 2019		150,000	162,375	155,000	167,788	105,000	113,663
Citadel Broadcasting Corp. 144A
company guaranty sr. unsec. notes
7 3/4s, 2018		85,000	87,975	85,000	87,975	65,000	67,275
Clear Channel Communications, Inc.
company guaranty unsec. unsub.
notes 10 3/4s, 2016		240,000	214,800	240,000	214,800	180,000	161,100
Clear Channel Worldwide Holdings,
Inc. company guaranty sr. unsec.
unsub. notes Ser. B, 9 1/4s, 2017		720,000	788,400	650,000	711,750	665,000	728,175
Compucom Systems, Inc. 144A sr.
sub. notes 12 1/2s, 2015		215,000	231,125	195,000	209,625	90,000	96,750
Corrections Corporation of America
company guaranty sr. notes 7 3/4s,
2017		550,000	583,000	570,000	604,200	395,000	418,700
Daimler Finance North America LLC
company guaranty sr. unsec. unsub.
notes 5 7/8s, 2011 (Germany)		223,000	225,261	290,000	292,941	--	--
Daimler Finance North America, LLC
company guaranty 6 1/2s, 2013
(Germany)		--	--	35,000	39,622	50,000	56,603
Daimler Finance North America, LLC
company guaranty unsec. unsub.
notes Ser. MTN, 5 3/4s, 2011
(Germany)		115,000	118,827	420,000	433,978	895,000	924,786
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. notes 7 5/8s,
2016		120,000	133,050	157,000	174,074	--	--
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. unsub. notes
5 7/8s, 2019		--	--	240,000	260,842	200,000	217,369
DISH DBS Corp. company guaranty
6 5/8s, 2014		55,000	57,063	10,000	10,375	--	--
DISH DBS Corp. company guaranty
sr. unsec. notes 7 7/8s, 2019		445,000	465,025	505,000	527,725	345,000	360,525
DR Horton, Inc. sr. notes 7 7/8s,
2011		--	--	--	--	15,000	15,450
Echostar DBS Corp. sr. notes
6 3/8s, 2011		225,000	231,750	240,000	247,200	175,000	180,250
Expedia, Inc. company guaranty sr.
unsec. notes 7.456s, 2018		1,100,000	1,245,750	--	--	--	--
FelCor Lodging LP company guaranty
sr. notes 10s, 2014 (R)		455,000	509,600	460,000	515,200	345,000	386,400
Ferrellgas LP/Ferrellgas Finance
Corp. 144A sr. notes 6 1/2s, 2021		145,000	141,375	145,000	141,375	115,000	112,125
Ford Motor Credit Co., LLC notes
7.8s, 2012		110,000	116,944	--	--	100,000	106,313
Ford Motor Credit Co., LLC sr.
unsec. notes 8 1/8s, 2020		495,000	574,200	740,000	858,400	495,000	574,200
Gateway Casinos & Entertainment,
Ltd. 144A company guaranty sr.
notes 8 7/8s, 2017	CAD	85,000	88,055	85,000	88,055	70,000	72,516
Giraffe Acquisition Corp. 144A sr.
unsec. notes 9 1/8s, 2018		$125,000	130,313	$125,000	130,313	$100,000	104,250
Goodyear Tire & Rubber Co. (The)
sr. unsec. notes 10 1/2s, 2016		490,000	558,600	495,000	564,300	370,000	421,800
Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015		300,000	302,250	300,000	302,250	220,000	221,650
Hanesbrands, Inc. 144A company
guaranty sr. notes 6 3/8s, 2020		290,000	275,500	290,000	275,500	225,000	213,750
Harrah's Operating Co., Inc. sr.
notes 11 1/4s, 2017		1,265,000	1,423,125	1,270,000	1,428,750	910,000	1,023,750
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		416,000	466,172	652,000	730,634	154,000	172,573
Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes
Ser. Q, 6 3/4s, 2016 (R)		110,000	112,338	--	--	--	--
Interactive Data Corp. 144A
company guaranty sr. notes
10 1/4s, 2018		380,000	416,100	380,000	416,100	300,000	328,500
Isle of Capri Casinos, Inc.
company guaranty 7s, 2014		308,000	301,840	305,000	298,900	229,000	224,420
Jarden Corp. company guaranty sr.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	68,875	50,000	68,875	50,000	68,875
Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		$690,000	727,088	$720,000	758,700	$495,000	521,606
Lamar Media Corp. company guaranty
sr. sub. notes 7 7/8s, 2018		90,000	95,625	90,000	95,625	70,000	74,375
Lear Corp. company guaranty sr.
unsec. bond 7 7/8s, 2018		60,000	64,200	60,000	64,200	45,000	48,150
Lear Corp. company guaranty sr.
unsec. notes 8 1/8s, 2020		435,000	473,063	435,000	473,063	320,000	348,000
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		787,000	806,675	1,053,000	1,079,325	60,000	61,500
Lennar Corp. company guaranty sr.
unsec. unsub. notes 6.95s, 2018		360,000	342,000	360,000	342,000	265,000	251,750
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016		260,000	274,300	265,000	279,575	200,000	211,000
Levi Strauss & Co. sr. unsec.
unsub. notes 7 5/8s, 2020		135,000	139,388	135,000	139,388	100,000	103,250
Liberty Media, LLC. debs. 8 1/4s,
2030		195,000	189,150	245,000	237,650	120,000	116,400
Limited Brands, Inc. company
guaranty sr. unsec. unsub. notes
7s, 2020		110,000	116,325	110,000	116,325	80,000	84,600
M/I Homes, Inc. 144A sr. unsec.
notes 8 5/8s, 2018		390,000	393,900	390,000	393,900	310,000	313,100
Macy's Retail Holdings, Inc.
company guaranty sr. unsec. notes
6 5/8s, 2011		90,000	91,125	1,835,000	1,857,938	2,010,000	2,035,125
Macy's Retail Holdings, Inc.
company guaranty sr. unsec. notes
5.9s, 2016		245,000	261,231	255,000	271,894	195,000	207,919
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015
(In default) (NON)		285,000	37,406	255,000	33,469	175,000	22,969
McClatchy Co. (The) company
guaranty sr. notes 11 1/2s, 2017		260,000	292,175	260,000	292,175	180,000	202,275
Meritage Homes Corp. company
guaranty 6 1/4s, 2015		322,000	323,610	331,000	332,655	172,000	172,860
Meritage Homes Corp. company
guaranty sr. unsec. unsub. notes
7.15s, 2020		30,000	29,850	30,000	29,850	25,000	24,875
MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s,
2015		125,000	114,531	130,000	119,113	90,000	82,463
MGM Resorts International sr.
notes 10 3/8s, 2014		30,000	33,675	30,000	33,675	20,000	22,450
MGM Resorts International sr.
notes 6 3/4s, 2012		315,000	313,425	436,000	433,820	216,000	214,920
MGM Resorts International 144A sr.
notes 9s, 2020		60,000	66,000	60,000	66,000	45,000	49,500
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016		180,000	196,200	180,000	196,200	80,000	87,200
MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014		360,000	373,500	360,000	373,500	270,000	280,125
Navistar International Corp. sr.
notes 8 1/4s, 2021		380,000	410,400	375,000	405,000	295,000	318,600
Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015		799,837	837,829	807,834	846,206	581,288	608,899
News America Holdings, Inc.
company guaranty 7 3/4s, 2024		--	--	350,000	412,692	300,000	353,736
News America Holdings, Inc. debs.
7 3/4s, 2045		210,000	249,582	690,000	820,056	819,000	973,371
Nielsen Finance, LLC/Nielsen
Finance Co. 144A company guaranty
sr. unsec. notes 7 3/4s, 2018		215,000	222,525	210,000	217,350	165,000	170,775
Nielsen Finance, LLC/Nielsen
Finance Co. company guaranty sr.
unsec. sub. disc. notes
stepped-coupon zero % (12 1/2s,
8/1/11), 2016 (STP)		705,000	740,250	715,000	750,750	560,000	588,000
Nortek, Inc. company guaranty sr.
notes 11s, 2013		293,768	312,863	294,013	313,124	235,311	250,606
Nortek, Inc. 144A company guaranty
sr. unsec. notes 10s, 2018		165,000	170,363	165,000	170,363	130,000	134,225
Omnicom Group, Inc. sr. notes
5.9s, 2016		--	--	140,000	156,027	150,000	167,172

Owens Corning, Inc. company
guaranty unsec. unsub. notes 9s,
2019		690,000	807,300	695,000	813,150	515,000	602,550
Penn National Gaming, Inc. sr.
unsec. sub. notes 8 3/4s, 2019		140,000	154,350	145,000	159,863	100,000	110,250
Penske Automotive Group, Inc.
company guaranty sr. unsec. sub.
notes 7 3/4s, 2016		400,000	408,000	405,000	413,100	285,000	290,700
PETCO Animal Supplies, Inc. 144A
company guaranty sr. notes 9 1/4s,
2018		145,000	152,794	145,000	152,794	115,000	121,181
PHH Corp. 144A sr. unsec. notes
9 1/4s, 2016		140,000	147,700	140,000	147,700	105,000	110,775
Pinnacle Entertainment, Inc.
company guaranty sr. unsec. notes
8 5/8s, 2017		45,000	49,050	40,000	43,600	30,000	32,700
Pinnacle Entertainment, Inc.
company guaranty sr. unsec. sub.
notes 7 1/2s, 2015		380,000	380,950	400,000	401,000	290,000	290,725
QVC Inc. 144A sr. notes 7 3/8s,
2020		160,000	167,600	155,000	162,363	115,000	120,463
Realogy Corp. company guaranty sr.
unsec. notes 10 1/2s, 2014		890,000	874,425	905,000	889,163	675,000	663,188
Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s,
2018		85,000	90,525	85,000	90,525	65,000	69,225
Roofing Supplay Group, LLC/Roofing
Supply Finance, Inc. 144A sr.
notes 8 5/8s, 2017		230,000	236,900	225,000	231,750	180,000	185,400
Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		330,000	316,800	335,000	321,600	235,000	225,600
Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020		210,000	210,000	210,000	210,000	170,000	170,000
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014		50,000	51,125	70,000	71,575	30,000	30,675
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s,
2016		337,000	380,810	342,000	386,460	247,000	279,110
Sears Holdings Corp. 144A sr.
notes 6 5/8s, 2018		200,000	186,500	200,000	186,500	160,000	149,200
Sinclair Television Group, Inc.
144A sr. notes 8 3/8s, 2018		75,000	77,438	75,000	77,438	60,000	61,950
Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016		350,000	403,375	360,000	414,900	280,000	322,700
Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes
7s, 2015		30,000	31,500	30,000	31,500	20,000	21,000
Standard Pacific Corp. 144A
company guaranty sr. unsec. notes
8 3/8s, 2021		210,000	203,700	210,000	203,700	165,000	160,050
Staples, Inc. sr. unsec. notes
9 3/4s, 2014		195,000	236,311	405,000	490,800	545,000	660,459
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023		--	--	--	--	115,000	144,396
Time Warner, Inc. company guaranty
sr. unsec. notes 4.7s, 2021		180,000	182,775	390,000	396,013	565,000	573,711
Time Warner, Inc. company guaranty
sr. unsec. notes 3.15s, 2015		230,000	233,684	485,000	492,769	700,000	711,213
Time Warner, Inc. debs. 9.15s, 2023		--	--	25,000	32,806	105,000	137,787
Toys R Us Property Co., LLC
company guaranty sr. unsec. notes
10 3/4s, 2017		720,000	820,800	750,000	855,000	520,000	592,800
Toys R Us - Delaware, Inc. 144A
company guaranty sr. notes 7 3/8s,
2016		65,000	67,438	65,000	67,438	50,000	51,875
Travelport LLC company guaranty
11 7/8s, 2016		60,000	58,950	60,000	58,950	45,000	44,213
Travelport LLC company guaranty
9 7/8s, 2014		270,000	262,913	275,000	267,781	210,000	204,488
Travelport, LLC/Travelport, Inc.
company guaranty sr. unsec. notes
9s, 2016		130,000	125,938	125,000	121,094	100,000	96,875
TRW Automotive, Inc. company
guaranty sr. unsec. unsub. notes
Ser. REGS, 6 3/8s, 2014	EUR	165,000	229,625	140,000	194,833	105,000	146,125
TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$100,000	107,750	$--	--	$--	--
TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes
7s, 2014		330,000	353,100	370,000	395,900	280,000	299,600
Universal City Development
Partners, Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015		550,000	584,375	565,000	600,313	390,000	414,375
Univision Communications, Inc.
144A company guaranty sr. unsec.
unsub. notes 9 3/4s, 2015 (PIK)		463,914	501,027	469,258	506,799	336,619	363,549
Vertis, Inc. company guaranty sr.
notes 13 1/2s, 2014 (F)(PIK)		224,245	11,212	227,196	11,360	106,392	5,320
Viacom, Inc. company guaranty
5 5/8s, 2012		75,000	79,299	--	--	--	--
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037		540,000	634,418	844,000	991,572	198,000	232,620
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 5s, 2040		--	--	50,000	48,563	120,000	116,552
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 4 7/8s, 2040		--	--	--	--	1,210,000	1,153,925
WMG Acquisition Corp. company
guaranty sr. sec. notes 9 1/2s,
2016		405,000	434,363	405,000	434,363	305,000	327,113
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. company guaranty
mtge. notes 7 3/4s, 2020		155,000	167,788	155,000	167,788	115,000	124,488
XM Satellite Radio, Inc. 144A
company guaranty sr. unsec. notes
13s, 2013		450,000	535,500	455,000	541,450	330,000	392,700
XM Satellite Radio, Inc. 144A sr.
unsec. notes 7 5/8s, 2018		300,000	309,750	300,000	309,750	230,000	237,475
Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s,
2015		445,000	462,800	445,000	462,800	335,000	348,400
Yonkers Racing Corp. 144A sr.
notes 11 3/8s, 2016		409,000	450,411	423,000	465,829	320,000	352,400
Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes
10s, 2011 (In default) (F)(NON)		180,000	--	170,000	--	79,000	--
			37,013,081		41,900,300		33,512,211

Consumer staples			0.9%		1.6%		1.8%
Altria Group, Inc. company
guaranty sr. unsec. notes 9.7s,
2018		20,000	26,385	--	--	--	--
Altria Group, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2019		20,000	26,101	40,000	52,202	200,000	261,008
Anheuser-Busch InBev Worldwide,
Inc. company guaranty unsec.
unsub. notes 5 3/8s, 2020 (Belgium)		315,000	341,330	325,000	352,166	450,000	487,615
Anheuser-Busch InBev Worldwide,
Inc. 144A company guaranty sr.
unsec. unsub. notes 7 3/4s, 2019		--	--	345,000	429,300	510,000	634,617
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes
9 5/8s, 2018		70,000	75,425	70,000	75,425	50,000	53,875
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes
7 3/4s, 2016		120,000	122,400	145,000	147,900	75,000	76,500
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes
7 5/8s, 2014		328,000	336,200	309,000	316,725	237,000	242,925
Blue Acquisition Sub., Inc. 144A
company guaranty sr. unsec. notes
9 7/8s, 2018		180,000	191,700	175,000	186,375	140,000	149,100
Bumble Bee Acquisition Corp. 144A
company guaranty sr. notes 9s, 2017		225,000	234,000	225,000	234,000	180,000	187,200
Campbell Soup Co. debs. 8 7/8s,
2021		--	--	300,000	413,387	255,000	351,379
Central Garden & Pet Co. sr. sub.
notes 8 1/4s, 2018		320,000	324,000	320,000	324,000	230,000	232,875
CKE Restaurants, Inc. company
guaranty sr. notes 11 3/8s, 2018		380,000	420,850	375,000	415,313	285,000	315,638
Claire's Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) (NON)		244,238	239,353	218,590	214,218	102,591	100,539
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		350,000	371,000	350,000	371,000	250,000	265,000
CVS Caremark Corp. jr. unsec. sub.
bonds FRB 6.302s, 2037		210,000	202,388	290,000	279,488	1,018,000	981,098
CVS Caremark Corp. notes 6.6s, 2019		80,000	93,631	--	--	--	--

CVS Pass-Through Trust 144A
company guaranty notes 7.507s, 2032		--	--	447,839	508,853	14,764	16,775
CVS Pass-Through Trust 144A
pass-through certificates 6.117s,
2013		481,617	516,943	--	--	--	--
Dave & Buster's, Inc. company
guaranty sr. unsec. unsub. notes
11s, 2018		295,000	323,763	295,000	323,763	230,000	252,425
Dean Foods Co. company guaranty
7s, 2016		290,000	266,075	290,000	266,075	225,000	206,438
Delhaize Group company guaranty
sr. unsec. bond 5 7/8s, 2014
(Belgium)		135,000	148,477	310,000	340,947	370,000	406,936
Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United
Kingdom)		310,000	351,605	455,000	516,066	735,000	833,645
Diageo Investment Corp. company
guaranty 8s, 2022 (Canada)		--	--	165,000	206,477	135,000	168,936
DineEquity, Inc. 144A sr. unsec.
notes 9 1/2s, 2018		240,000	254,400	240,000	254,400	190,000	201,400
Dole Food Co. sr. notes 13 7/8s,
2014		107,000	130,808	88,000	107,580	81,000	99,023
Dole Food Co. 144A sr. sec. notes
8s, 2016		170,000	179,350	190,000	200,450	120,000	126,600
Dunkin Finance Corp. 144A sr.
notes 9 5/8s, 2018		115,000	116,150	115,000	116,150	90,000	90,900
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014		450,000	456,469	455,000	461,541	345,000	349,959
General Mills, Inc. sr. unsec.
notes 5.65s, 2019		75,000	83,348	170,000	188,923	200,000	222,262
H.J. Heinz Co. sr. unsec. notes
5.35s, 2013		216,000	236,814	492,000	539,410	--	--
Hertz Corp. company guaranty
8 7/8s, 2014		715,000	731,088	740,000	756,650	465,000	475,463
Hertz Corp. 144A company guaranty
sr. unsec. notes 7 1/2s, 2018		100,000	103,750	95,000	98,563	75,000	77,813
Hertz Holdings Netherlands BV 144A
sr. bond 8 1/2s, 2015 (Netherlands)	EUR	250,000	360,596	250,000	360,596	190,000	274,053
JBS USA LLC/JBS USA Finance, Inc.
sr. notes 11 5/8s, 2014		$310,000	362,700	$325,000	380,250	$225,000	263,250
Kraft Foods, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040		410,000	456,722	875,000	974,711	1,145,000	1,275,479
Kroger Co. company guaranty
6 3/4s, 2012		--	--	--	--	150,000	160,130
Kroger Co. company guaranty 6.4s,
2017		234,000	268,669	748,000	858,824	100,000	114,816
Kroger Co. sr. notes 6.15s, 2020		--	--	40,000	45,146	--	--
Landry's Restaurants, Inc. 144A
company guaranty sr. notes
11 5/8s, 2015		105,000	112,088	105,000	112,088	85,000	90,738
Libbey Glass, Inc. 144A sr. notes
10s, 2015		125,000	134,375	130,000	139,750	85,000	91,375
McDonald's Corp. sr. unsec. bond
6.3s, 2037		56,000	65,720	302,000	354,419	300,000	352,072
McDonald's Corp. sr. unsec. notes
5.7s, 2039		174,000	189,483	393,000	427,971	515,000	560,827
Michael Foods, Inc. 144A sr. notes
9 3/4s, 2018		125,000	136,563	125,000	136,563	95,000	103,788
PepsiCo, Inc. sr. unsec. notes
7.9s, 2018		185,000	238,023	346,000	445,168	82,000	105,502
Pinnacle Foods Finance
LLC/Pinnacle Foods Finance Corp.
sr. notes 9 1/4s, 2015		460,000	478,975	475,000	494,594	325,000	338,406
Prestige Brands, Inc. company
guaranty sr. unsec. notes 8 1/4s,
2018		185,000	191,475	185,000	191,475	135,000	139,725
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s,
2018		105,000	108,675	105,000	108,675	85,000	87,975
Reddy Ice Corp. company guaranty
sr. notes 11 1/4s, 2015		225,000	230,063	225,000	230,063	160,000	163,600
Revlon Consumer Products Corp.
company guaranty sr. notes 9 3/4s,
2015		520,000	549,900	545,000	576,338	375,000	396,563
Rite Aid Corp. company guaranty
sr. notes 7 1/2s, 2017		245,000	235,506	225,000	216,281	105,000	100,931
Rite Aid Corp. company guaranty
sr. unsec. unsub. notes 9 1/2s,
2017		624,000	530,400	652,000	554,200	532,000	452,200
Rite Aid Corp. company guaranty
sr. unsub. notes 8s, 2020		80,000	83,300	80,000	83,300	60,000	62,475
Roadhouse Financing, Inc. 144A sr.
notes 10 3/4s, 2017		170,000	183,600	170,000	183,600	130,000	140,400
RSC Equipment Rental, Inc. 144A
sr. sec. notes 10s, 2017		145,000	163,125	130,000	146,250	90,000	101,250
Service Corporation International
sr. notes 7s, 2019		115,000	115,000	115,000	115,000	90,000	90,000
Service Corporation International
sr. unsec. unsub. notes 6 3/4s,
2016		625,000	635,938	645,000	656,288	445,000	452,788
Simmons Foods, Inc. 144A sr. notes
10 1/2s, 2017		170,000	181,475	170,000	181,475	135,000	144,113
Smithfield Foods, Inc. 144A sr.
sec. notes 10s, 2014		490,000	564,725	510,000	587,775	350,000	403,375
Spectrum Brands, Inc. sr. unsec.
sub. bonds 12s, 2019 (PIK)		160,512	179,172	168,907	188,542	103,576	115,617
Spectrum Brands, Inc. 144A sr.
notes 9 1/2s, 2018		155,000	170,306	155,000	170,306	115,000	126,356
Stewart Enterprises, Inc. sr.
notes 6 1/4s, 2013		205,000	205,256	270,000	270,338	125,000	125,156
SUPERVALU, Inc. sr. unsec. notes
7 1/2s, 2014		215,000	207,475	210,000	202,650	95,000	91,675
Tesco PLC 144A sr. unsec. unsub.
notes 6.15s, 2037 (United Kingdom)		--	--	--	--	450,000	506,455
Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		885,000	1,046,513	285,000	337,013	195,000	230,588
United Rentals North America, Inc.
company guaranty sr. unsec. sub.
notes 8 3/8s, 2020		105,000	106,838	105,000	106,838	85,000	86,488
Universal Corp. notes Ser. MTNC,
5.2s, 2013		--	--	3,160,000	3,261,550	2,840,000	2,931,266
Wendy's/Arby's Restaurants LLC
company guaranty sr. unsec. unsub.
notes 10s, 2016		510,000	553,350	525,000	569,625	365,000	396,025
West Corp. 144A sr. notes 7 7/8s,
2019		155,000	157,713	155,000	157,713	120,000	122,100
West Corp. 144A sr. unsec. notes
8 5/8s, 2018		155,000	164,300	155,000	164,300	125,000	132,500
WPP Finance UK company guaranty
sr. unsec. notes 8s, 2014 (United
Kingdom)		110,000	126,549	235,000	270,355	295,000	339,382
			16,398,371		22,957,377		19,537,383

Energy			1.1%		1.5%		1.6%
Anadarko Petroleum Corp. sr. notes
5.95s, 2016		140,000	149,801	140,000	149,801	115,000	123,051
Anadarko Petroleum Corp. sr.
unsec. notes 6 3/8s, 2017		55,000	59,912	55,000	59,912	45,000	49,019
Apache Corp. sr. unsec. unsub.
notes 3 5/8s, 2021		255,000	245,530	525,000	505,502	765,000	736,589
Arch Coal, Inc. company guaranty
sr. unsec. notes 7 1/4s, 2020		240,000	253,200	240,000	253,200	185,000	195,175
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		317,000	320,170	320,000	323,200	234,000	236,340
ATP Oil & Gas Corp. 144A sr. notes
11 7/8s, 2015		120,000	113,400	120,000	113,400	90,000	85,050
Brigham Exploration Co. 144A
company guaranty sr. unsec. notes
8 3/4s, 2018		205,000	221,400	205,000	221,400	165,000	178,200
Carrizo Oil & Gas, Inc. 144A sr.
unsec. notes 8 5/8s, 2018		320,000	329,600	315,000	324,450	250,000	257,500
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s,
2017		450,000	456,750	455,000	461,825	355,000	360,325
Chaparral Energy, Inc. 144A sr.
notes 9 7/8s, 2020		200,000	211,000	200,000	211,000	155,000	163,525
Chesapeake Energy Corp. company
guaranty 6 1/2s, 2017		95,000	95,475	--	--	--	--
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013		--	--	225,000	243,844	230,000	249,263
Complete Production Services, Inc.
company guaranty 8s, 2016		380,000	393,300	395,000	408,825	270,000	279,450
Compton Petroleum Finance Corp.
company guaranty sr. unsec. notes
10s, 2017 (Canada)		225,624	186,140	227,638	187,801	165,189	136,281
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)		705,000	708,525	715,000	718,575	540,000	542,700
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s,
2020		530,000	572,400	525,000	567,000	380,000	410,400
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017		310,000	330,150	310,000	330,150	225,000	239,625

Crosstex Energy LP/Crosstex Energy
Finance Corp. company guaranty sr.
unsec. notes 8 7/8s, 2018	325,000	348,156	320,000	342,800	230,000	246,388
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
8 1/4s, 2020	339,000	367,815	339,000	367,815	269,000	291,865
Denbury Resources, Inc. sr. sub.
notes 7 1/2s, 2015	290,000	300,150	295,000	305,325	205,000	212,175
EXCO Resources, Inc. company
guaranty sr. unsec. notes 7 1/2s,
2018	585,000	571,838	580,000	566,950	445,000	434,988
Expro Finance Luxemburg 144A sr.
notes 8 1/2s, 2016 (Luxembourg)	295,000	281,725	300,000	286,500	205,000	195,775
Forest Oil Corp. sr. notes 8s, 2011	305,000	318,725	340,000	355,300	250,000	261,250
Frac Tech Services, LLC/Frac Tech
Finance, Inc 144A company
guaranty sr. notes 7 1/8s, 2018	265,000	268,975	265,000	268,975	210,000	213,150
Gazprom Via Gaz Capital SA 144A
company guaranty sr. unsec. bond
8.146s, 2018 (Russia)	158,000	182,082	324,000	373,384	288,000	331,897
Gazprom Via Gaz Capital SA 144A
sr. unsec. 6.51s, 2022 (Russia)	230,000	234,600	507,000	517,140	438,000	446,760
Gazprom Via White Nights Finance
BV notes 10 1/2s, 2014 (Russia)	1,000,000	1,188,230	1,000,000	1,188,230	1,200,000	1,425,876
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	645,000	662,738	645,000	662,738	470,000	482,925
Hercules Offshore, Inc. 144A sr.
notes 10 1/2s, 2017	135,000	111,713	150,000	124,125	105,000	86,888
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	85,000	85,000	75,000	75,000	35,000	35,000
Inergy LP/Inergy Finance Corp.
company guaranty sr. unsec. notes
8 3/4s, 2015	140,000	149,100	125,000	133,125	85,000	90,525
Inergy LP/Inergy Finance Corp. sr.
unsec. notes 6 7/8s, 2014	525,000	532,875	570,000	578,550	395,000	400,925
International Coal Group, Inc. sr.
notes 9 1/8s, 2018	270,000	292,950	270,000	292,950	200,000	217,000
Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes
8 3/8s, 2014	400,000	422,000	420,000	443,100	290,000	305,950
Massey Energy Co. company guaranty
sr. unsec. notes 6 7/8s, 2013	615,000	622,688	615,000	622,688	445,000	450,563
Motiva Enterprises, LLC 144A sr.
notes 5.2s, 2012	--	--	80,000	84,945	70,000	74,327
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2016	5,000	5,138	145,000	148,988	165,000	169,538
Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014	375,000	382,500	335,000	341,700	175,000	178,500
Offshore Group Investments, Ltd.
144A sr. notes 11 1/2s, 2015	225,000	244,125	225,000	244,125	170,000	184,450
OPTI Canada, Inc. company guaranty
sr. sec. notes 8 1/4s, 2014
(Canada)	220,000	156,750	215,000	153,188	100,000	71,250
OPTI Canada, Inc. company guaranty
sr. sec. notes 7 7/8s, 2014
(Canada)	605,000	427,281	625,000	441,406	485,000	342,531
OPTI Canada, Inc. 144A company
guaranty sr. notes 9 3/4s, 2013
(Canada)	65,000	64,188	65,000	64,188	50,000	49,375
OPTI Canada, Inc. 144A sr. notes
9s, 2012 (Canada)	20,000	20,050	20,000	20,050	15,000	15,038
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	660,000	732,600	420,000	466,200	295,000	327,450
Peabody Energy Corp. company
guaranty sr. unsec. unsub. notes
6 1/2s, 2020	25,000	26,688	25,000	26,688	20,000	21,350
Peabody Energy Corp. sr. notes
5 7/8s, 2016	--	--	270,000	271,350	225,000	226,125
Petroleos de Venezuela SA sr.
unsec. notes 4.9s, 2014 (Venezuela)	1,920,000	1,200,000	1,980,000	1,237,500	2,165,000	1,353,125
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018	345,000	386,400	345,000	386,400	255,000	285,600
Plains Exploration & Production
Co. company guaranty 7 3/4s, 2015	70,000	72,975	50,000	52,125	40,000	41,700
Plains Exploration & Production
Co. company guaranty 7s, 2017	555,000	570,263	595,000	611,363	405,000	416,138
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	30,000	28,725	40,000	38,300	20,000	19,150
Quicksilver Resources, Inc. sr.
notes 11 3/4s, 2016	370,000	431,050	375,000	436,875	265,000	308,725
Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s,
2020	115,000	118,594	110,000	113,438	85,000	87,656
Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s,
2018	315,000	340,200	315,000	340,200	250,000	270,000
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	995,000	932,813	810,000	759,375	560,000	525,000
SandRidge Energy, Inc. 144A
company guaranty sr. unsec. unsub.
notes 8s, 2018	115,000	116,725	135,000	137,025	90,000	91,350
Shell International Finance BV
company guaranty sr. unsec. notes
3.1s, 2015 (Netherlands)	270,000	276,947	570,000	584,667	795,000	815,456
Trico Shipping AS 144A sr. notes
13 7/8s, 2014 (Norway)
(In default) (NON)	190,000	153,900	190,000	153,900	130,000	105,300
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.8s, 2037	--	--	110,000	115,569	90,000	94,557
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.35s, 2017	--	--	130,000	144,267	100,000	110,974
Weatherford International, Ltd.
company guaranty sr. unsec. notes
9 7/8s, 2039 (Switzerland)	100,000	139,300	230,000	320,390	270,000	376,110
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016
(Switzerland)	--	--	95,000	100,805	105,000	111,416
Whiting Petroleum Corp. company
guaranty 7s, 2014	370,000	388,500	385,000	404,250	265,000	278,250
Williams Cos., Inc. (The) notes
7 3/4s, 2031	26,000	29,324	22,000	24,813	15,000	16,918
Williams Cos., Inc. (The) sr.
unsec. notes 7 7/8s, 2021	70,000	82,624	63,000	74,361	48,000	56,656
		18,915,773		20,883,031		17,396,408

Financials		1.9%		3.9%		5.7%
Aflac, Inc. sr. unsec. notes 6.9s,
2039	50,000	53,700	105,000	112,769	135,000	144,989
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
8.3s, 2015	160,000	176,000	160,000	176,000	115,000	126,500
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
8s, 2020	145,000	158,413	140,000	152,950	105,000	114,713
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
FRN 2.496s, 2014	236,000	219,584	177,000	164,688	114,000	106,070
Ally Financial, Inc. sr. unsec.
unsub. notes 6 3/4s, 2014	764,000	800,528	730,000	764,902	552,000	578,392
Ally Financial, Inc. 144A company
guaranty notes 6 1/4s, 2017	210,000	210,000	210,000	210,000	165,000	165,000
Ally Financial, Inc. 144A company
guaranty sr. unsec. unsub. notes
7 1/2s, 2020	100,000	104,875	100,000	104,875	75,000	78,656
American Express Co. sr. unsec.
notes 8 1/8s, 2019	450,000	559,895	940,000	1,169,558	1,260,000	1,567,706
American General Finance Corp. sr.
unsec. notes Ser. MTNI, 4 7/8s,
2012	1,120,000	1,054,200	1,155,000	1,087,144	815,000	767,119
American International Group, Inc.
jr. sub. bonds FRB 8.175s, 2058	275,000	292,822	270,000	287,498	205,000	218,286
American International Group, Inc.
sr. unsec. Ser. MTN, 5.85s, 2018	647,000	659,940	1,286,000	1,311,720	1,244,000	1,268,880
Bank of America NA sub. notes
Ser. BKNT, 5.3s, 2017	--	--	250,000	253,358	750,000	760,075
Bank of Montreal sr. unsec. bond
2 1/8s, 2013 (Canada)	185,000	188,281	390,000	396,917	545,000	554,666
Bank of New York Mellon Corp.
(The) sr. unsec. notes 4.3s, 2014	270,000	288,089	610,000	650,867	760,000	810,916
Bank of New York Mellon Corp.
(The) sr. unsec. notes 2.95s, 2015	30,000	30,326	30,000	30,326	140,000	141,520
Bank of New York Mellon Corp.
(The) 144A sr. unsec. notes Ser.
MTN, 2 1/2s, 2016	20,000	19,769	20,000	19,769	65,000	64,249
BankAmerica Capital III bank
guaranteed jr. unsec. FRN 0.859s,
2027	580,000	412,326	327,000	232,467	1,146,000	814,699
Barclays Bank PLC 144A sub. notes
10.179s, 2021	508,000	632,592	285,000	354,899	275,000	342,447

Bear Stearns Cos., Inc. (The) sr.
unsec. notes 7 1/4s, 2018	--	--	240,000	284,415	706,000	836,654
Bear Stearns Cos., LLC./The notes
5.7s, 2014	85,000	93,394	155,000	170,306	5,000	5,494
Bosphorus Financial Services, Ltd.
144A sr. notes FRN 2.086s, 2012	62,500	61,596	165,313	162,922	188,125	185,404
Capital One Capital III company
guaranty 7.686s, 2036	--	--	231,000	231,000	811,000	811,000
Capital One Capital IV company
guaranty jr. unsec. sub. notes FRN
6.745s, 2037	175,000	172,813	175,000	172,813	135,000	133,313
Capital One Capital V company
guaranty jr. unsec. sub. notes
10 1/4s, 2039	270,000	288,900	345,000	369,150	--	--
CB Richard Ellis Services, Inc.
company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	280,000	324,450	280,000	324,450	210,000	243,338
CB Richard Ellis Services, Inc.
144A company guaranty sr. unsec.
notes 6 5/8s, 2020	85,000	85,000	85,000	85,000	70,000	70,000
CIT Group, Inc. sr. bonds 7s, 2017	1,405,000	1,408,513	1,395,000	1,398,488	1,010,000	1,012,525
CIT Group, Inc. sr. bonds 7s, 2016	645,000	647,419	645,000	647,419	475,000	476,781
CIT Group, Inc. sr. bonds 7s, 2015	355,000	355,888	370,000	370,925	300,000	300,750
CIT Group, Inc. sr. bonds 7s, 2014	145,000	146,450	145,000	146,450	105,000	106,050
Citigroup, Inc. sr. notes 6 1/2s,
2013	940,000	1,032,175	895,000	982,763	1,310,000	1,438,457
Citigroup, Inc. sub. notes 5s, 2014	35,000	36,207	914,000	945,513	1,527,000	1,579,648
Citigroup, Inc. unsec. sub. notes
6 5/8s, 2032	1,137,000	1,137,808	1,877,000	1,878,335	1,181,000	1,181,840
CNO Financial Group, Inc. 144A
company guaranty sr. notes 9s, 2018	85,000	88,400	85,000	88,400	70,000	72,800
Credit Suisse First Boston USA,
Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	490,000	513,405	764,000	800,492	180,000	188,598
Credit Suisse Guernsey, Ltd. jr.
unsec. sub. notes FRN 5.86s,
perpetual maturity (United Kingdom)	--	--	256,000	241,920	896,000	846,720
Deutsche Bank AG London sr. unsec.
notes 2 3/8s, 2013 (United Kingdom)	5,000	5,083	--	--	--	--
Deutsche Bank AG/London sr. unsec.
notes 3 7/8s, 2014 (United Kingdom)	375,000	393,658	820,000	860,798	555,000	582,613
Deutsche Bank Capital Funding
Trust VII 144A jr. unsec. sub.
bonds FRB 5.628s, perpetual
maturity	--	--	235,000	210,325	1,000,000	895,000
Duke Realty LP sr. unsec. notes
6 1/2s, 2018 (R)	--	--	411,000	438,554	989,000	1,055,304
E*Trade Financial Corp. sr. unsec.
notes 7 3/8s, 2013	125,000	124,375	10,000	9,950	20,000	19,900
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017	295,000	346,625	395,000	464,125	280,000	329,000
Fleet Capital Trust V bank
guaranteed jr. sub. FRN 1.304s,
2028	790,000	553,252	217,000	151,969	759,000	531,542
Fund American Cos., Inc. notes
5 7/8s, 2013	--	--	198,000	205,705	694,000	721,008
GATX Financial Corp. notes 5.8s,
2016	--	--	120,000	129,969	130,000	140,800
GE Capital Trust I unsec. sub.
bonds FRB 6 3/8s, 2067	--	--	975,000	962,813	1,450,000	1,431,875
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.486s, 2016	260,000	242,564	600,000	559,763	--	--
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.417s, 2012	80,000	79,576	60,000	59,682	255,000	253,649
General Electric Capital Corp. sr.
unsec. notes Ser. MTN, 6 7/8s, 2039	1,141,000	1,318,034	2,446,000	2,825,513	3,149,000	3,637,588
Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	335,000	392,036	990,000	1,158,555	2,655,000	3,107,034
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	736,000	755,938	1,148,000	1,179,100	270,000	277,314
HCP, Inc. sr. unsec. notes 6s, 2017	--	--	214,000	223,818	748,000	782,318
Highwood Realty LP sr. unsec.
bonds 5.85s, 2017 (R)	--	--	340,000	350,030	290,000	298,555
HSBC Finance Capital Trust IX FRN
5.911s, 2035	--	--	700,000	644,000	1,400,000	1,288,000
HSBC Finance Corp. 144A sr. unsec.
sub. notes 6.676s, 2021	843,000	851,667	1,314,000	1,327,509	310,000	313,187
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	--	--	300,000	314,172	1,000,000	1,047,240
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	185,000	185,463	190,000	190,475	150,000	150,375
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s,
2014	40,000	40,500	35,000	35,438	23,000	23,288
Icahn Enterprises LP/Icahn
Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018	575,000	575,000	585,000	585,000	405,000	405,000
International Lease Finance Corp.
sr. unsec. Ser. MTN, 5 5/8s, 2013	625,000	625,000	--	--	--	--
JPMorgan Chase & Co. sr. notes 6s,
2018	1,044,000	1,165,883	1,537,000	1,716,439	336,000	375,227
JPMorgan Chase Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	330,000	365,825	280,000	310,397
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	--	--	674,000	676,286	1,460,000	1,464,952
KB Home company guaranty 6 3/8s,
2011	--	--	317,000	321,755	288,000	292,320
Lehman Brothers E-Capital Trust I
FRN zero %, 2065 (In default) (NON)	1,375,000	138	1,845,000	185	--	--
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	115,000	125,350	95,000	103,550	45,000	49,050
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	295,000	303,850	335,000	345,050	255,000	262,650
Liberty Mutual Group, Inc. 144A
company guaranty jr. sub. notes
FRB 10 3/4s, 2058	1,145,000	1,388,313	--	--	--	--
Liberty Mutual Insurance Co. 144A
notes 7.697s, 2097	--	--	690,000	611,768	1,410,000	1,250,134
Marsh & McLennan Cos., Inc. sr.
unsec. notes 6 1/4s, 2012	35,000	36,514	720,000	751,139	815,000	850,248
Marsh & McLennan Cos., Inc. sr.
unsec. notes 5 3/8s, 2014	--	--	380,000	404,243	345,000	367,010
Merrill Lynch & Co., Inc. jr. sub.
bonds 7 3/4s, 2038	--	--	300,000	311,348	1,200,000	1,245,394
Merrill Lynch & Co., Inc. sr.
unsec. notes 6.4s, 2017	--	--	10,000	10,573	290,000	306,609
Merrill Lynch & Co., Inc. sr.
unsec. notes Ser. MTN, 6 7/8s, 2018	1,226,000	1,341,683	1,640,000	1,794,747	236,000	258,268
MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	--	--	300,000	317,250	1,200,000	1,269,000
MetLife, Inc. sr. unsec. 6 3/4s,
2016	155,000	179,794	130,000	150,795	--	--
Morgan Stanley sr. unsec. unsub.
notes 6 3/4s, 2011	687,000	698,461	1,068,000	1,085,817	252,000	256,204
National Money Mart Co. company
guaranty sr. unsec. unsub. notes
10 3/8s, 2016 (Canada)	240,000	259,200	245,000	264,600	170,000	183,600
Nationwide Financial Services
notes 5 5/8s, 2015	--	--	125,000	126,205	425,000	429,097
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	--	--	145,000	148,977	150,000	154,114
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	--	--	210,000	215,911	--	--
Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes
10 1/2s, 2015	290,000	296,525	310,000	316,975	205,000	209,613
Omega Healthcare Investors, Inc.
144A sr. notes 6 3/4s, 2022 (R)	280,000	277,550	280,000	277,550	225,000	223,031
OneAmerica Financial Partners,
Inc. 144A bonds 7s, 2033	--	--	520,000	454,097	1,129,000	985,914
Progressive Corp. (The) jr. unsec.
sub. notes FRN 6.7s, 2037	250,000	256,875	555,000	570,263	695,000	714,113
Provident Funding Associates 144A
sr. notes 10 1/4s, 2017	160,000	166,000	155,000	160,813	115,000	119,313
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	320,000	370,262	225,000	260,341	800,000	925,656
Residential Capital LLC company
guaranty jr. notes 9 5/8s, 2015	295,000	297,950	305,000	308,050	230,000	232,300
Royal Bank of Scotland PLC (The)
bank guaranty sr. unsec. unsub.
notes 3.95s, 2015 (United Kingdom)	295,000	288,907	620,000	607,193	900,000	881,410
RSHB Capital SA for OJSC Russian
Agricultural Bank 144A notes
7 3/4s, 2018 (Russia)	--	--	110,000	119,075	100,000	108,250
RSHB Capital SA for OJSC Russian
Agricultural Bank 144A notes
7 1/8s, 2014 (Russia)	120,000	127,800	110,000	117,150	100,000	106,500
Sabra Health Care LP/Sabra Capital
Corp. 144A company guaranty sr.
notes 8 1/8s, 2018 (R)	150,000	154,875	145,000	149,713	115,000	118,738
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 (R)	--	--	307,000	345,052	927,000	1,041,899
Simon Property Group LP sr. unsec.

unsub. notes 5 1/4s, 2016 (R)		100,000	107,881	147,000	158,586	30,000	32,364
Simon Property Group LP sr. unsec.
unsub. notes 4 3/8s, 2021 (R)		205,000	202,588	145,000	143,294	--	--
SLM Corp. sr. notes Ser. MTN, 8s,
2020		225,000	228,129	220,000	223,059	155,000	157,155
SLM Corp. sr. unsec. unsub. notes
Ser. MTNA, 5s, 2013		715,000	716,849	715,000	716,849	515,000	516,332
State Street Capital Trust IV
company guaranty jr. unsec. sub.
bond FRB 1.302s, 2037		--	--	475,000	352,197	--	--
USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN
4.161s, 2014		45,000	39,375	45,000	39,375	20,000	17,500
Vnesheconombank Via VEB Finance,
Ltd. 144A bank guaranteed bonds
6.8s, 2025 (Russia)		2,000,000	1,995,000	2,000,000	1,995,000	2,200,000	2,194,500
Vornado Realty LP sr. unsec.
unsub. notes 4 1/4s, 2015 (R)		195,000	196,853	405,000	408,849	545,000	550,180
VTB Bank Via VTB Capital SA sr.
notes 6 1/4s, 2035 (Russia)		500,000	513,750	500,000	513,750	600,000	616,500
VTB Bank Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018
(Russia)		1,976,000	2,089,620	1,800,000	1,903,500	1,887,000	1,995,503
Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017		--	--	1,115,000	1,237,053	1,755,000	1,947,111
Wachovia Corp. sr. unsec. notes
5 3/4s, 2017		95,000	105,169	105,000	116,240	60,000	66,423
Wachovia Corp. sr. unsec. notes
Ser. MTN, 5 1/2s, 2013		900,000	979,377	1,650,000	1,795,525	1,495,000	1,626,855
Wachovia Corp. sr. unsec. notes
FRN Ser. MTNE, 0.446s, 2012		140,000	139,975	470,000	469,915	510,000	509,908
Wells Fargo Capital XV bank
guaranteed jr. unsec. sub. FRB
9 3/4s, perpetual maturity		455,000	504,481	--	--	--	--
Westpac Banking Corp. sr. unsec.
bonds 3s, 2015 (Australia)		90,000	89,831	150,000	149,718	315,000	314,409
Westpac Banking Corp. sr. unsec.
notes 4 7/8s, 2019 (Australia)		220,000	229,123	485,000	505,111	615,000	640,502
Westpac Capital Trust III 144A
unsec. sub. notes FRN 5.819s,
perpetual maturity (Australia)		--	--	295,000	293,053	230,000	228,482
Willis Group North America, Inc.
company guaranty 6.2s, 2017		--	--	70,000	71,929	40,000	41,102
ZFS Finance USA Trust V 144A bonds
FRB 6 1/2s, 2037		--	--	312,000	304,200	411,000	400,725
			34,616,460		54,474,669		62,251,407

Health care			0.6%		0.8%		0.9%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016		344,000	397,115	538,000	621,069	126,000	145,455
Aetna, Inc. sr. unsec. unsub.
notes 6 3/4s, 2037		--	--	286,000	321,999	673,000	757,711
Amgen, Inc. sr. unsec. notes
3.45s, 2020		345,000	327,735	730,000	693,469	1,055,000	1,002,205
AstraZeneca PLC sr. unsec. unsub.
notes 6.45s, 2037 (United Kingdom)		270,000	320,736	422,000	501,298	99,000	117,603
Biomet, Inc. company guaranty sr.
unsec. bond 10s, 2017		360,000	393,300	375,000	409,688	260,000	284,050
Capella Healthcare, Inc. 144A
company guaranty sr. notes 9 1/4s,
2017		295,000	312,700	295,000	312,700	225,000	238,500
CHS/Community Health Systems, Inc.
company guaranty sr. unsec. sub.
notes 8 7/8s, 2015		440,000	462,000	445,000	467,250	355,000	372,750
ConvaTec Healthcare E SA 144A sr.
notes 7 3/8s, 2017 (Luxembourg)	EUR	105,000	142,156	105,000	142,156	100,000	135,386
ConvaTec Healthcare E SA 144A sr.
unsec. notes 10 1/2s, 2018
(Luxembourg)		$320,000	324,400	$320,000	324,400	$255,000	258,506
DaVita, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2020		70,000	69,300	70,000	69,300	55,000	54,450
DaVita, Inc. company guaranty sr.
unsec. notes 6 3/8s, 2018		210,000	208,950	210,000	208,950	165,000	164,175
Elan Finance PLC/Elan Finance
Corp. company guaranty sr. unsec.
notes 8 3/4s, 2016 (Ireland)		570,000	572,850	390,000	391,950	270,000	271,350
HCA Holdings, Inc. 144A sr. unsec.
notes 7 3/4s, 2021		250,000	250,000	250,000	250,000	195,000	195,000
HCA, Inc. company guaranty sr.
notes 9 5/8s, 2016 (PIK)		238,000	254,958	226,000	242,103	145,000	155,331
HCA, Inc. sr. sec. notes 9 1/4s,
2016		275,000	293,391	190,000	202,706	141,000	150,429
HCA, Inc. sr. sec. notes 9 1/8s,
2014		864,000	906,120	942,000	987,923	734,000	769,783
HCA, Inc. sr. unsec. notes 6 1/4s,
2013		50,000	51,000	48,000	48,960	--	--
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016		320,000	323,200	335,000	338,350	230,000	232,300
HealthSouth Corp. company guaranty
10 3/4s, 2016		240,000	258,600	240,000	258,600	165,000	177,788
IASIS Healthcare/IASIS Capital
Corp. sr. sub. notes 8 3/4s, 2014		510,000	523,388	515,000	528,519	380,000	389,975
Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		210,000	223,125	210,000	223,125	160,000	170,000
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015		35,000	35,613	45,000	45,788	25,000	25,438
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013		170,000	170,850	240,000	241,200	110,000	110,550
Quintiles Transnational Corp. 144A
sr. notes 9 1/2s, 2014 (PIK)		280,000	287,000	280,000	287,000	195,000	199,875
Select Medical Corp. company
guaranty 7 5/8s, 2015		196,000	196,000	192,000	192,000	145,000	145,000
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017		80,000	81,200	75,000	76,125	35,000	35,525
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015
(PIK)		87,885	88,764	82,392	83,216	38,449	38,833
Talecris Biotherapeutics Holdings
Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016		70,000	75,950	70,000	75,950	50,000	54,250
Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018		67,000	78,055	54,000	62,910	34,000	39,610
Tenet Healthcare Corp. sr. notes
9s, 2015		756,000	839,160	779,000	864,690	550,000	610,500
Tenet Healthcare Corp. 144A sr.
unsec. notes 8s, 2020		260,000	263,900	250,000	253,750	195,000	197,925
Teva Pharmaceutical Finance II
BV/Teva Pharmaceutical Finance III
LLC company guaranty sr. unsec.
unsub. notes 3s, 2015 (Netherland
Antilles)		135,000	137,027	295,000	299,430	410,000	416,157
United Surgical Partners
International, Inc. company
guaranty sr. unsec. sub. notes
8 7/8s, 2017		120,000	123,600	125,000	128,750	85,000	87,550
US Oncology Holdings, Inc. sr.
unsec. notes FRN 6.737s, 2012 (PIK)		439,000	442,293	446,000	449,345	340,000	342,550
Valeant Pharmaceuticals
International 144A company
guaranty sr. notes 7s, 2020		45,000	44,438	40,000	39,500	35,000	34,563
Valeant Pharmaceuticals
International 144A company
guaranty sr. unsec. notes 6 7/8s,
2018		105,000	104,213	105,000	104,213	85,000	84,363
Valeant Pharmaceuticals
International 144A sr. notes
6 3/4s, 2017		45,000	44,775	40,000	39,800	35,000	34,825
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)		585,000	618,145	605,000	639,278	360,000	380,397
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)		10,000	10,478	225,000	235,754	200,000	209,559
WellPoint, Inc. notes 7s, 2019		95,000	111,287	220,000	257,718	260,000	304,576
			10,367,772		11,920,932		9,394,793

Technology			0.6%		0.8%		0.9%
Advanced Micro Devices, Inc. sr.
unsec. notes 8 1/8s, 2017		25,000	26,500	25,000	26,500	40,000	42,400
Advanced Micro Devices, Inc. 144A
sr. notes 7 3/4s, 2020		90,000	93,375	90,000	93,375	65,000	67,438
Alcatel-Lucent USA, Inc. unsec.
debs. 6.45s, 2029		195,000	154,050	200,000	158,000	135,000	106,650
Avaya, Inc. company guaranty sr.
unsec. notes 9 3/4s, 2015		240,000	244,200	240,000	244,200	190,000	193,325
Buccaneer Merger Sub., Inc. 144A
sr. notes 9 1/8s, 2019		245,000	252,963	245,000	252,963	195,000	201,338
Ceridian Corp. company guaranty
sr. unsec. notes 12 1/4s, 2015
(PIK)		440,000	444,400	460,000	464,600	370,000	373,700
Ceridian Corp. sr. unsec. notes
11 1/4s, 2015		240,000	237,600	215,000	212,850	130,000	128,700

Computer Sciences Corp. sr. unsec.
notes 6 1/2s, 2018		200,000	217,743	410,000	446,374	600,000	653,230
Dell, Inc. sr. unsec. notes
5 7/8s, 2019		215,000	235,250	470,000	514,268	585,000	640,099
Fidelity National Information
Services, Inc. 144A company
guaranty sr. notes 7 7/8s, 2020		80,000	84,600	80,000	84,600	60,000	63,450
Fidelity National Information
Services, Inc. 144A company
guaranty sr. notes 7 5/8s, 2017		155,000	163,138	155,000	163,138	115,000	121,038
First Data Corp. company guaranty
sr. unsec. notes 10.55s, 2015 (PIK)		1,745,544	1,653,903	1,745,544	1,653,903	1,257,900	1,191,860
First Data Corp. 144A sr. bonds
12 5/8s, 2021		130,000	124,150	125,000	119,375	105,000	100,275
Freescale Semiconductor, Inc.
company guaranty sr. unsec. notes
9 1/8s, 2014 (PIK)		50,118	52,373	45,564	47,614	35,058	36,636
Freescale Semiconductor, Inc.
company guaranty sr. unsec. notes
8 7/8s, 2014		308,000	321,860	303,000	316,635	248,000	259,160
Freescale Semiconductor, Inc.
company guaranty sr. unsec. sub.
notes 10 1/8s, 2016		75,000	78,938	75,000	78,938	60,000	63,150
Freescale Semiconductor, Inc. 144A
company guaranty sr. notes
10 1/8s, 2018		165,000	185,213	165,000	185,213	115,000	129,088
Freescale Semiconductor, Inc. 144A
company guaranty sr. notes 9 1/4s,
2018		285,000	313,500	285,000	313,500	210,000	231,000
Freescale Semiconductor, Inc. 144A
company guaranty sr. unsec. notes
10 3/4s, 2020		300,000	327,000	300,000	327,000	240,000	261,600
Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014		95,000	107,580	235,000	266,119	425,000	481,280
Hewlett-Packard Co. sr. unsec.
notes 5 1/2s, 2018		135,000	152,108	160,000	180,276	183,000	206,191
Hewlett-Packard Co. sr. unsec.
notes 3 3/4s, 2020		110,000	107,590	325,000	317,881	435,000	425,471
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018		--	--	--	--	5,000	5,250
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016		245,000	245,919	90,000	90,338	40,000	40,150
Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s,
2020		470,000	493,500	625,000	656,250	220,000	231,000
Jazz Technologies, Inc. 144A notes
8s, 2015 (F)		182,000	167,440	188,000	172,960	129,000	118,680
Lexmark International Inc, sr.
unsec. notes 5.9s, 2013		1,925,000	2,055,026	--	--	--	--
Microsoft Corp. sr. unsec. unsub.
notes 4.2s, 2019		250,000	261,583	555,000	580,715	695,000	727,202
NXP BV/NXP Funding, LLC company
guaranty Ser. EXCH, 9 1/2s, 2015
(Netherlands)		140,000	149,800	150,000	160,500	115,000	123,050
NXP BV/NXP Funding, LLC sec. notes
Ser. EXCH, 7 7/8s, 2014
(Netherlands)		130,000	135,200	125,000	130,000	100,000	104,000
NXP BV/NXP Funding, LLC 144A
company guaranty sr. notes 9 3/4s,
2018 (Netherlands)		455,000	511,875	460,000	517,500	375,000	421,875
NXP BV/NXP Funding, LLC 144A sr.
sec. notes 10s, 2013 (Netherlands)		34,000	38,080	15,000	16,800	--	--
Oracle Corp. sr. unsec. notes 5s,
2011		319,000	319,375	497,000	497,584	117,000	117,138
Oracle Corp. 144A notes 3 7/8s,
2020		--	--	360,000	357,671	525,000	521,604
Oracle Corp. 144A sr. notes
5 3/8s, 2040		--	--	215,000	217,284	310,000	313,293
Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s,
2018 (Cayman Islands)		270,000	273,375	270,000	273,375	215,000	217,688
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015		--	--	10,000	10,513	--	--
SunGard Data Systems, Inc. 144A
sr. unsec. notes 7 5/8s, 2020		310,000	313,875	310,000	313,875	245,000	248,063
Unisys Corp. 144A company guaranty
sr. sub. notes 14 1/4s, 2015		555,000	666,000	580,000	696,000	400,000	480,000
Xerox Corp. sr. unsec. notes
6 3/4s, 2039		154,000	175,030	336,000	381,883	425,000	483,036
Xerox Corp. sr. unsec. unsub.
notes 5 5/8s, 2019		60,000	64,434	130,000	139,608	164,000	176,121
			11,448,546		11,680,178		10,305,229

Transportation			0.1%		0.2%		0.2%
American Airlines Pass-Through
Trust 2001-01 pass-through
certificates Ser. 01-1, 6.817s,
2011		--	--	110,000	111,238	70,000	70,788
AMGH Merger Sub., Inc. 144A
company guaranty sr. notes 9 1/4s,
2018		210,000	220,500	210,000	220,500	160,000	168,000
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014		170,000	195,183	385,000	442,033	440,000	505,180
Burlington Northern Santa Fe Corp.
debs. 5 3/4s, 2040		95,000	98,384	155,000	160,521	300,000	310,685
Continental Airlines, Inc.
pass-through certificates Ser.
97-4A, 6.9s, 2018		--	--	--	--	--	--
Continental Airlines, Inc.
pass-through certificates Ser.
98-1A, 6.648s, 2017		--	--	--	--	--	--
Inaer Aviation Finance Ltd. 144A
sr. notes 9 1/2s, 2017 (Spain)	EUR	55,000	70,435	55,000	70,435	--	--
Northwest Airlines Corp.
pass-through certificates Ser.
00-1, 7.15s, 2019		$--	--	$466,246	461,584	$402,873	398,844
RailAmerica, Inc. company guaranty
sr. notes 9 1/4s, 2017		324,000	355,995	322,000	353,798	238,000	261,503
Southwest Airlines Co.
pass-through certificates Ser.
07-1, 6.15s, 2022		--	--	--	--	--	--
Swift Services Holdings, Inc. 144A
company guaranty sr. notes 10s,
2018		315,000	329,963	315,000	329,963	255,000	267,113
Union Pacific Corp. 144A
pass-through certificates 5.214s,
2014		--	--	115,000	123,593	100,000	107,472
United AirLines, Inc. pass-through
certificates Ser. 07-A, 6.636s,
2022		--	--	143,359	145,510	117,294	119,054
			1,270,460		2,419,175		2,208,639

Utilities and power			0.6%		1.5%		2.0%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013		180,000	193,439	577,000	620,080	190,000	204,186
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017		725,000	766,688	520,000	549,900	445,000	470,588
Appalachian Power Co. sr. notes
Ser. L, 5.8s, 2035		--	--	145,000	144,966	120,000	119,972
Atmos Energy Corp. sr. unsec. sub.
notes 8 1/2s, 2019		20,000	25,013	45,000	56,280	55,000	68,787
Beaver Valley Funding Corp. sr.
bonds 9s, 2017		--	--	178,000	193,545	626,000	680,669
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016		--	--	604,000	658,354	1,168,000	1,273,108
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034		--	--	280,596	296,368	985,031	1,040,398
Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		235,000	237,938	230,000	232,875	175,000	177,188
Calpine Corp. 144A sr. sec. notes
7 1/4s, 2017		570,000	570,000	595,000	595,000	410,000	410,000
Colorado Interstate Gas Co. debs.
6.85s, 2037 (Canada)		30,000	30,549	50,000	50,914	25,000	25,457
Commonwealth Edison Co. 1st mtge.
6.15s, 2017		--	--	130,000	148,171	110,000	125,376
Commonwealth Edison Co. 1st mtge.
5.9s, 2036		--	--	593,000	612,654	448,000	462,848
Consolidated Natural Gas Co. sr.
notes Ser. A, 5s, 2014		--	--	180,000	195,724	315,000	342,518
Dominion Resources, Inc. jr. sub.
notes FRN Ser. 06-B, 6.3s, 2066		--	--	823,000	802,425	1,448,000	1,411,800
Dominion Resources, Inc. sr.
unsec. unsub. notes Ser. 07-A, 6s,
2017		--	--	455,000	515,170	290,000	328,350
Dominion Resources, Inc. unsub.
notes 5.7s, 2012		343,000	369,083	535,000	575,684	126,000	135,582
Dynegy Holdings, Inc. sr. unsec.
notes 7 3/4s, 2019		760,000	507,300	760,000	507,300	575,000	383,813
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016		70,000	60,200	80,000	68,800	40,000	34,400

Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	30,000	29,400	35,000	34,300	20,000	19,600
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	395,000	305,138	400,000	309,000	295,000	227,888
Edison Mission Energy sr. unsec.
notes 7s, 2017	10,000	7,925	5,000	3,963	5,000	3,963
El Paso Corp. sr. notes Ser. GMTN,
7 3/4s, 2032	225,000	223,814	215,000	213,867	95,000	94,499
El Paso Corp. sr. unsec. notes 7s,
2017	670,000	707,061	700,000	738,721	595,000	627,912
Electricite de France 144A notes
6 1/2s, 2019 (France)	165,000	192,516	375,000	437,537	450,000	525,044
Energy Future Holdings Corp.
company guaranty sr. unsec. notes
11 1/4s, 2017 (PIK)	68,476	41,086	71,232	42,739	47,594	28,556
Energy Future Holdings Corp. sr.
notes 9 3/4s, 2019	--	--	--	--	51,000	51,127
Energy Future Holdings Corp. 144A
sr. sec. bond 10s, 2020	100,000	102,877	100,000	102,877	75,000	77,158
Energy Future Intermediate
Holdings Co., LLC sr. notes 10s,
2020	154,000	158,816	$159,000	163,972	$107,000	110,346
Energy Future Intermediate
Holdings Co., LLC sr. notes
9 3/4s, 2019	256,000	256,640	265,000	265,663	120,000	120,300
Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s,
2020	225,000	231,750	220,000	226,600	180,000	185,400
Energy Transfer Partners LP sr.
unsec. unsub. notes 5.65s, 2012	170,000	180,116	350,000	370,826	470,000	497,967
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	13,000	13,529	11,000	11,448	--	--
GenOn Escrow Corp. 144A sr. notes
9 7/8s, 2020	425,000	421,813	425,000	421,813	325,000	322,563
GenOn Escrow Corp. 144A sr. unsec.
notes 9 1/2s, 2018	65,000	64,594	65,000	64,594	50,000	49,688
Ipalco Enterprises, Inc. 144A sr.
sec. notes 7 1/4s, 2016	105,000	112,088	230,000	245,525	200,000	213,500
ITC Holdings Corp. 144A notes
5 7/8s, 2016	--	--	458,000	512,016	988,000	1,104,523
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	--	--	305,000	331,686	225,000	244,686
Kansas Gas & Electric bonds
5.647s, 2021	--	--	70,761	77,089	66,598	72,554
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	92,000	99,378	337,000	364,024	629,000	679,440
MidAmerican Funding, LLC sr. sec.
bond 6.927s, 2029	470,000	543,598	850,000	983,103	970,000	1,121,894
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	215,000	218,225	215,000	218,225	100,000	101,500
Mirant North America, LLC company
guaranty 7 3/8s, 2013	790,000	804,884	785,000	799,789	620,000	631,681
National Fuel Gas Co. notes
5 1/4s, 2013	238,000	252,349	687,000	728,419	100,000	106,029
Nevada Power Co. mtge. sec. notes
7 1/8s, 2019	115,000	135,859	265,000	313,067	315,000	372,137
NRG Energy, Inc. company guaranty
7 3/8s, 2017	100,000	102,000	110,000	112,200	55,000	56,100
NRG Energy, Inc. sr. notes 7 3/8s,
2016	1,145,000	1,173,625	1,134,000	1,162,350	867,000	888,675
NV Energy, Inc. sr. unsec. notes
6 1/4s, 2020	160,000	160,800	155,000	155,775	125,000	125,625
NV Energy, Inc. sr. unsec. unsub.
notes 6 3/4s, 2017	210,000	216,708	235,000	242,506	165,000	170,270
Pacific Gas & Electric Co. 1st
mtge. 6.05s, 2034	417,000	456,573	650,000	711,684	153,000	167,520
Pacific Gas & Electric Co. sr.
notes 8 1/4s, 2018	--	--	--	--	490,000	638,020
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	--	--	456,000	502,112	985,000	1,084,605
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	--	--	59,498	59,531	51,431	51,459
PSEG Power, LLC company guaranty
sr. unsec. notes 5.32s, 2016	144,000	157,565	185,000	202,427	90,000	98,478
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	75,000	78,896	160,000	168,311	215,000	226,168
Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	225,000	221,761	629,000	619,945	1,107,000	1,091,063
Spectra Energy Capital, LLC sr.
notes 8s, 2019	--	--	250,000	304,787	215,000	262,116
TAQA Abu Dhabi National Energy sr.
unsec. notes 7 1/4s, 2018 (United
Arab Emirates)	440,000	486,072	690,000	762,250	445,000	491,596
Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015	10,000	11,301	10,000	11,301	5,000	5,650
Texas Competitive Electric
Holdings Co., LLC company guaranty
sr. unsec. notes 10 1/2s, 2016
(PIK)	429,530	214,765	429,530	214,765	306,806	153,403
Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 15s, 2021	185,000	161,875	185,000	161,875	130,000	113,750
TransAlta Corp. sr. unsec. notes
5 3/4s, 2013 (Canada)	--	--	140,000	152,732	150,000	163,642
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	--	--	180,000	177,738	155,000	153,053
Union Electric Co. sr. sec. notes
6.4s, 2017	140,000	158,468	320,000	362,212	365,000	413,149
West Penn Power Co. 144A 1st mtge.
5.95s, 2017	--	--	75,000	81,157	45,000	48,694
		11,464,075		20,970,731		21,688,031

Total corporate bonds and notes
(cost $183,166,473, $230,497,248
and $210,994,912)		$191,971,083		$244,696,283		$229,879,859

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 8.0%		Balanced 19.2%		Conservative 35.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations		1.5%		3.8%		7.1%
Government National Mortgage
Association Pass-Through
Certificates
4 1/2s, TBA, January 1, 2041	$25,000,000	$25,958,985	$52,000,000	$53,994,689	$75,000,000	$77,876,955
4s, TBA, January 1, 2041	1,000,000	1,005,859	--	--	--	--
		26,964,844		53,994,689		77,876,955

U.S. Government Agency Mortgage Obligations		6.5%		15.4%		27.9%
Federal Home Loan Mortgage
Corporation Pass-Through
Certificates 4s, TBA,
January 1, 2041	19,000,000	18,860,468	12,000,000	11,911,874	18,000,000	17,867,812
Federal National Mortgage
Association Pass-Through
Certificates
7s, March 1, 2018	--	--	--	--	193,684	214,114
6s, with due dates from
September 1, 2011 to October 1, 2016	796,969	865,220	--	--	--	--
5 1/2s, TBA, January 1, 2041	24,000,000	25,678,126	50,000,000	53,496,095	72,000,000	77,034,377
4 1/2s, with due dates from
February 1, 2039 to April 1, 2039	627,831	644,973	--	--	--	--
4s, TBA, January 1, 2041	22,000,000	21,884,843	53,000,000	52,722,577	68,000,000	67,644,061
4s, TBA, January 1, 2026	47,000,000	48,391,642	97,000,000	99,872,112	140,000,000	144,145,316
		116,325,272		218,002,658		306,905,680

Total U.S. government and agency
mortgage obligations (cost
$143,055,175, $271,437,696 and
$383,967,513)		$143,290,116		$271,997,347		$384,782,635

U.S. TREASURY OBLIGATIONS(a)	Growth --%		Balanced 0.2%		Conservative 0.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S Treasury Inflation Protected Securities
2s, January 15, 2014 (i)	$--	$--	$1,619,124	$1,754,952	$3,515,203	$3,810,093
2s, July 15, 2014 (i)	--	--	76,573	83,565	3,615,183	3,945,286
U. S. Treasury Notes 1s, December 31, 2011 (i)	--	--	937,000	943,194	--	--

Total U.S. treasury obligations
(cost $--, $2,781,711 and
$7,755,379)		$--		$2,781,711		$7,755,379

MORTGAGE-BACKED SECURITIES(a)	Growth 4.3%		Balanced 5.6%		Conservative 7.6%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Securitization Corp. Ser.

96-MD6, Class A7, 8.335s, 2029	$--	$--	$--	$--	$292,951	$305,353
Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3, 6.115s, 2051	516,000	562,229	--	--	--	--
FRB Ser. 07-4, Class A3, 5.809s,
2051	176,000	183,374	--	--	--	--
FRB Ser. 07-3, Class A3, 5.658s,
2049	--	--	748,000	783,960	--	--
Ser. 07-2, Class A2, 5.634s, 2049	1,560,000	1,621,653	378,000	392,939	434,000	451,152
Ser. 06-4, Class A2, 5.522s, 2046	218,698	221,628	--	--	--	--
Ser. 06-5, Class A2, 5.317s, 2047	--	--	--	--	2,214,000	2,276,985
Ser. 07-1, Class XW, IO, 0.284s,
2049	1,794,725	24,173	9,758,024	131,432	4,993,933	67,264
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.733s,
2035	2,278,549	14,107	3,391,794	20,999	2,016,255	12,483
Ser. 07-5, Class XW, IO, 0.431s,
2051	4,416,299	79,469	20,251,160	364,407	18,082,162	325,378
Ser. 04-4, Class XC, IO, 0.289s,
2042	3,066,010	51,000	8,702,657	144,761	6,859,790	114,106
Ser. 04-5, Class XC, IO, 0.274s,
2041	4,060,344	55,048	9,855,777	133,619	10,196,762	138,242
Ser. 06-5, Class XC, IO, 0.205s,
2047	3,804,074	55,214	40,772,282	591,785	34,710,258	503,799
Ser. 05-1, Class XW, IO, 0.093s,
2042	14,801,175	16,204	--	--	18,575,762	20,337
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	--	--	3,076,948	343,080	2,594,602	289,298
Ser. 05-3A, IO, 2.87s, 2035	830,129	37,107	2,674,480	119,549	2,415,770	107,985
FRB Ser. 05-1A, Class A1, 0.561s,
2035	22,204	18,208	170,234	139,592	125,825	103,176
Bear Stearns Alt-A Trust FRB Ser.
05-7, Class 23A1, 5.426s, 2035	2,092,430	1,554,380	894,106	664,194	--	--
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.264s,
2032	--	--	189,000	208,543	124,000	136,822
Ser. 07-PW17, Class A3, 5.736s,
2050	31,000	32,362	--	--	--	--
FRB Ser. 07-PW16, Class A2,
5.665s, 2040	377,000	392,340	391,000	406,910	426,000	443,334
Ser. 06-PW14, Class A2, 5.123s,
2038	327,000	332,838	341,000	347,088	372,000	378,641
Ser. 05-PWR9, Class A2, 4.735s,
2042	--	--	--	--	738,199	741,453
Ser. 04-PR3I, Class X1, IO,
0.243s, 2041	348,509	6,426	2,334,826	43,050	3,793,703	69,948
Ser. 05-PWR9, Class X1, IO,
0.195s, 2042	--	--	16,116,324	148,593	21,903,165	201,947
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.682s, 2038	3,501,427	56,898	9,609,375	156,152	8,805,215	143,085
Ser. 06-PW14, Class X1, IO,
0.133s, 2038	3,330,555	54,954	9,139,235	150,797	8,375,621	138,198
Ser. 07-PW18, Class X1, IO,
0.114s, 2050	1,040,499	6,599	6,487,016	41,139	4,359,166	27,645
Ser. 07-PW15, Class X1, IO,
0.102s, 2044	27,816,770	217,249	78,134,592	610,231	60,932,668	475,884
Ser. 05-PW10, Class X1, IO,
0.054s, 2040	10,698,935	23,431	--	--	--	--
Bear Stearns Small Balance
Commercial Trust 144A Ser. 06-1A,
Class AIO, IO, 1s, 2034	--	--	536,200	21	558,800	22
Chase Commercial Mortgage
Securities Corp. 144A Ser. 98-1,
Class F, 6.56s, 2030	--	--	--	--	893,404	946,147
Citigroup Commercial Mortgage
Trust FRB Ser. 07-C6, Class A3,
5.698s, 2049	902,000	942,231	--	--	1,001,000	1,045,647
Citigroup Commercial Mortgage
Trust 144A Ser. 06-C5, Class XC,
IO, 0.138s, 2049	45,631,447	565,830	75,149,743	931,857	80,305,282	995,785
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
5.638s, 2036	1,230,933	714,575	1,645,551	955,267	--	--
FRB Ser. 05-10, Class 1A5A,
5.605s, 2035	75,871	51,213	775,843	523,694	307,400	207,495
FRB Ser. 07-6, Class 1A3A, 5.378s,
2046	--	--	--	--	1,271,979	635,990
FRB Ser. 06-AR7, Class 2A2A,
5.351s, 2036	3,091,947	1,762,410	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD2,
Class A2, 5.408s, 2046	64,333	64,273	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.373s,
2049	3,268,845	52,007	9,800,682	155,929	7,779,480	123,772
Ser. 07-CD5, Class XS, IO, 0.131s,
2044	--	--	3,172,765	18,804	--	--
Ser. 07-CD4, Class XC, IO, 0.124s,
2049	10,933,218	99,055	32,775,267	296,944	26,015,167	235,697
Ser. 06-CD2, Class X, IO, 0.079s,
2046	2,296,322	6,324	15,167,107	41,771	16,643,511	45,838
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	263,506	275,113	256,522	267,821
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,401,970	2,607,000	2,667,836	2,247,000	2,299,435
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.014s,
2049	60,000	63,463	--	--	--	--
Commercial Mortgage Pass-Through
Certificates FRB Ser. 07-C9,
Class A2, 5.811s, 2049	288,000	297,793	367,000	379,479	405,000	418,771
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.174s,
2043	17,845,538	175,357	40,348,017	396,476	34,966,548	343,595
Ser. 06-C8, Class XS, IO, 0.127s,
2046	14,221,629	140,518	38,472,507	380,130	35,050,311	346,317
Ser. 05-C6, Class XC, IO, 0.059s,
2044	8,750,979	48,475	25,652,324	142,097	12,884,847	71,374
Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	2,659,616	1,515,981	1,119,354	638,032	--	--
Ser. 07-HY5R, Class 2A1A, 5.544s,
2047	857,350	842,079	440,189	432,348	413,175	405,816
Countrywide Home Loans FRB Ser.
05-HYB7, Class 6A1, 5.497s, 2035	3,201,821	2,465,402	646,459	497,774	--	--
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	39,639	36,071	--	--	--	--
Ser. 06-R2, Class AS, IO, 5 1/2s,
2036	168,021	20,373	--	--	--	--
Ser. 05-R2, Class 1AS, IO, 5.306s,
2035	155,415	17,250	--	--	--	--
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.214s,
2041	1,726,000	1,801,200	--	--	563,000	587,529
FRB Ser. 07-C4, Class A2, 5.804s,
2039	580,549	597,317	--	--	2,041,318	2,100,278
FRB Ser. 07-C3, Class A2, 5.721s,
2039	1,211,324	1,248,532	1,364,605	1,406,522	1,531,822	1,578,875
Ser. 07-C5, Class AAB, 5.62s, 2040	710,000	739,756	737,000	767,887	802,000	835,611
Ser. 07-C2, Class A2, 5.448s, 2049	1,324,000	1,349,884	1,242,000	1,266,281	1,484,000	1,513,012
Ser. 07-C1, Class AAB, 5.336s, 2040	845,000	890,292	605,000	637,428	688,000	724,877
Ser. 06-C5, Class AX, IO, 0.135s,
2039	6,523,005	105,060	17,648,212	284,242	16,081,649	259,011
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 06-C4, Class AX, IO, 0.158s,
2039	6,172,234	94,739	28,517,602	437,725	23,834,348	365,841
Ser. 07-C2, Class AX, IO, 0.108s,
2049	17,053,631	106,295	46,887,421	292,249	37,035,762	230,844
Ser. 07-C1, Class AX, IO, 0.074s,
2040	7,411,833	52,135	35,616,032	250,523	24,173,918	170,039
CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	374,914	--	--	--	--
Ser. 03-C3, Class AX, IO, 1.733s,
2038	4,804,075	156,950	9,311,067	304,193	10,769,781	351,850
Ser. 02-CP3, Class AX, IO, 1.408s,
2035	2,874,399	46,155	11,744,741	188,588	8,936,411	143,494
FRB Ser. 04-TF2A, Class J, 1.21s,
2019	153,000	147,263	310,000	298,375	349,000	335,913
FRB Ser. 04-TF2A, Class H, 0.96s,
2019	100,000	95,000	132,000	125,400	128,000	121,600

Ser. 04-C4, Class AX, IO, 0.543s,
2039	556,297	12,737	3,727,034	85,336	2,945,381	67,439
Ser. 05-C1, Class AX, IO, 0.143s,
2038	31,405,907	294,295	38,240,084	358,336	44,061,219	412,884
CWCapital Cobalt
FRB Ser. 07-C3, Class A3, 5.818s,
2046	394,000	420,727	--	--	--	--
Ser. 07-C2, Class A2, 5.334s, 2047	--	--	--	--	105,732	109,110
DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	176,961	176,898	155,427	155,371
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	569,573	551,000	549,623
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.559s,
2032	162,475	250,197	--	--	--	--
IFB Ser. 3408, Class EK, 24.746s,
2037	--	--	520,086	733,502	453,077	638,996
IFB Ser. 2979, Class AS, 23.319s,
2034	--	--	86,699	115,508	87,192	116,164
IFB Ser. 3072, Class SM, 22.842s,
2035	247,331	335,634	224,040	304,028	--	--
IFB Ser. 3072, Class SB, 22.696s,
2035	221,267	298,804	229,586	310,038	585,055	790,071
IFB Ser. 3249, Class PS, 21.416s,
2036	206,071	280,280	337,391	458,889	614,173	835,343
IFB Ser. 3065, Class DC, 19.079s,
2035	129,758	169,983	--	--	370,918	485,902
IFB Ser. 2990, Class LB, 16.28s,
2034	115,099	142,610	390,554	483,904	373,792	463,136
IFB Ser. 3031, Class BS, 16.074s,
2035	134,416	167,056	--	--	--	--
IFB Ser. T-56, Class 2ASI, IO,
7.839s, 2043	49,402	10,313	--	--	--	--
IFB Ser. 3184, Class SP, IO,
7.09s, 2033	112,511	13,184	--	--	--	--
IFB Ser. 3269, Class KS, IO,
6.99s, 2037	2,449,823	329,048	--	--	--	--
IFB Ser. 3151, Class SI, IO,
6.89s, 2036	925,426	158,833	--	--	--	--
IFB Ser. 3157, Class SA, IO,
6.89s, 2036	199,183	36,062	--	--	--	--
IFB Ser. 3287, Class SE, IO,
6.44s, 2037	450,069	68,491	1,861,827	283,333	1,664,592	253,318
IFB Ser. 3694, Class AS, IO,
6.44s, 2027	3,496,077	414,613	--	--	--	--
IFB Ser. 3398, Class SI, IO,
6.39s, 2036	--	--	2,112,604	260,928	1,795,785	221,797
IFB Ser. 3145, Class GI, IO,
6.34s, 2036	134,636	20,980	--	--	--	--
IFB Ser. 3114, Class IP, IO,
6.34s, 2036	69,490	9,684	--	--	--	--
IFB Ser. 3346, Class SC, IO,
6.29s, 2033	13,770,747	1,959,440	--	--	--	--
IFB Ser. 3346, Class SB, IO,
6.29s, 2033	--	--	--	--	1,153,085	163,819
IFB Ser. 3349, Class AS, IO,
6.24s, 2037	--	--	--	--	3,870,185	541,865
IFB Ser. 3152, Class SY, IO,
6.22s, 2036	96,700	14,926	--	--	--	--
IFB Ser. 3225, Class EY, IO,
6.03s, 2036	1,604,841	207,698	--	--	--	--
IFB Ser. 3751, Class SB, IO,
5.78s, 2039	--	--	--	--	11,041,821	1,486,229
Ser. 3707, Class IK, IO, 5s, 2040	238,555	42,086	106,025	18,705	133,513	23,554
Ser. 3751, Class MI, IO, 4s, 2034	--	--	3,683,071	449,077	3,418,073	416,766
Ser. 3707, Class HI, IO, 4s, 2023	609,237	66,291	270,568	29,440	341,430	37,151
Ser. T-56, Class A, IO, 0.137s,
2043	157,685	3,006	--	--	--	--
Ser. T-56, Class 1, IO, 0.033s,
2043	169,141	159	--	--	--	--
Ser. T-56, Class 2, IO, zero %,
2043	153,485	13	--	--	--	--
Ser. T-56, Class 3, IO, zero %,
2043	126,147	39	--	--	--	--
Ser. 3327, Class IF, IO, zero %,
2037	28,984	1,200	62,109	2,571	50,886	2,107
Ser. 3391, PO, zero %, 2037	--	--	52,144	41,997	52,144	41,997
Ser. 3300, PO, zero %, 2037	--	--	--	--	238,240	208,120
Ser. 3206, Class EO, PO, zero %,
2036	--	--	37,681	31,962	37,681	31,962
Ser. 1208, Class F, PO, zero %,
2022	4,341	4,081	--	--	--	--
FRB Ser. 3326, Class YF, zero %,
2037	--	--	43,513	40,974	39,270	36,979
FRB Ser. 3263, Class TA, zero %,
2037	--	--	16,607	16,592	13,454	13,441
FRB Ser. 3147, Class SF, zero %,
2036	--	--	167,054	153,968	124,865	115,084
FRB Ser. 3117, Class AF, zero %,
2036	--	--	33,774	31,626	--	--
FRB Ser. 3047, Class BD, zero %,
2035	--	--	8,032	7,999	5,911	5,886
FRB Ser. 3326, Class WF, zero %,
2035	36,061	34,459	71,996	68,798	75,149	71,810
FRB Ser. 3036, Class AS, zero %,
2035	--	--	45,918	36,591	--	--
FRB Ser. 3003, Class XF, zero %,
2035	30,457	30,095	108,425	107,137	104,618	103,375
Federal National Mortgage
Association
IFB Ser. 07-75, Class JS, 50.275s,
2037	93,719	177,392	--	--	165,415	313,097
IFB Ser. 06-62, Class PS, 38.336s,
2036	123,392	207,403	235,268	395,448	191,395	321,705
IFB Ser. 06-8, Class HP, 23.611s,
2036	115,750	165,106	--	--	363,139	517,981
IFB Ser. 05-45, Class DA, 23.464s,
2035	--	--	899,647	1,354,543	654,832	985,940
IFB Ser. 05-74, Class DM, 23.428s,
2035	101,741	144,612	209,078	297,177	210,096	298,623
IFB Ser. 07-53, Class SP, 23.244s,
2037	223,507	307,329	347,677	478,068	--	--
IFB Ser. 05-75, Class GS, 19.468s,
2035	245,926	314,453	254,572	325,508	278,107	355,602
IFB Ser. 05-106, Class JC,
19.316s, 2035	--	--	126,806	166,729	120,637	158,618
IFB Ser. 05-83, Class QP, 16.716s,
2034	--	--	86,217	107,381	86,217	107,381
FRB Ser. 03-W6, Class PT1, 9.876s,
2042	23,625	29,280	--	--	--	--
IFB Ser. 07-30, Class OI, IO,
6.179s, 2037	269,483	41,080	--	--	--	--
IFB Ser. 07-44, Class SB, IO,
6.169s, 2037	768,658	105,398	--	--	--	--
IFB Ser. 10-123, Class SK, IO,
5.789s, 2040	15,202,559	2,225,459	16,045,891	2,348,912	17,484,170	2,559,458
Ser. 06-W3, Class 1AS, IO, 5.786s,
2046	521,821	63,356	--	--	--	--
IFB Ser. 10-152, Class SB, IO,
5.74s, 2041	--	--	6,400,000	998,720	--	--
Ser. 10-98, Class DI, IO, 5s, 2040	381,691	64,670	169,964	28,797	213,669	36,202
Ser. 03-W12, Class 2, IO, 2.228s,
2043	459,777	38,506	--	--	--	--
Ser. 03-W8, Class 12, IO, 1.639s,
2042 (F)	361,278	16,800	--	--	--	--
Ser. 03-W10, Class 1, IO, 1.63s,
2043	241,999	14,822	--	--	--	--
Ser. 01-50, Class B1, IO, 0.406s,
2041	1,979,418	26,598	--	--	--	--
Ser. 02-W8, Class 1, IO, 0.346s,
2042	886,824	12,748	--	--	--	--
Ser. 01-79, Class BI, IO, 0.312s,
2045	661,378	7,647	--	--	--	--
Ser. 03-34, Class P1, PO, zero %,
2043	28,447	21,975	--	--	--	--
Ser. 07-64, Class LO, PO, zero %,
2037	--	--	--	--	213,914	196,557
Ser. 07-14, Class KO, PO, zero %,
2037	--	--	130,846	110,943	101,463	86,030
Ser. 06-125, Class OX, PO, zero %,
2037	--	--	41,457	36,487	40,250	35,425
Ser. 06-84, Class OT, PO, zero %,
2036	--	--	31,459	27,919	31,459	27,919
Ser. 06-46, Class OC, PO, zero %,
2036	--	--	50,317	42,985	--	--
Ser. 04-61, Class CO, PO, zero %,

2031	60,348	58,501	--	--	--	--
FRB Ser. 06-115, Class SN, zero %,
2036	53,827	53,504	297,127	295,344	253,527	252,005
FRB Ser. 06-104, Class EK, zero %,
2036	11,481	10,780	15,155	14,229	20,781	19,511
FRB Ser. 05-117, Class GF, zero %,
2036	15,700	15,417	17,454	17,140	15,283	15,007
FRB Ser. 06-1, Class HF, zero %,
2032	--	--	6,630	5,534	10,091	8,424
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.12s, 2020	242,985	7,290	939,433	28,183	600,392	18,012
First Union National Bank-Bank
of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.363s,
2033	--	--	1,689,843	74	1,505,115	65
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	628,308	538,000	582,810
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	75,885	185,000	197,728	288,000	307,814
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	--	--	--	--	703,000	739,908
GE Capital Commercial Mortgage
Corp. 144A
Ser. 05-C2, Class XC, IO, 0.124s,
2043	8,734,494	70,555	15,481,536	125,057	14,886,945	120,254
Ser. 07-C1, Class XC, IO, 0.078s,
2049	23,860,897	119,481	66,703,214	334,010	52,577,095	263,275
Ser. 05-C3, Class XC, IO, 0.069s,
2045	71,112,305	350,749	155,410,500	766,534	136,294,347	672,247
GMAC Commercial Mortgage
Securities, Inc.
Ser. 97-C1, Class X, IO, 1.275s,
2029	310,096	11,582	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.371s,
2043	2,894,718	36,650	12,175,974	154,159	13,224,555	167,435
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	92,851	84,495	81,266	73,952
Ser. 06-C1, Class XC, IO, 0.074s,
2045	21,919,210	114,164	--	--	39,816,453	207,380
Government National Mortgage
Association
IFB Ser. 10-98, Class CS, IO,
6.439s, 2038	478,578	79,549	213,140	35,428	268,399	44,613
IFB Ser. 10-98, Class SA, IO,
6.439s, 2038	462,942	73,714	205,862	32,779	259,051	41,249
IFB Ser. 10-32, Class SP, IO,
6.439s, 2036	632,506	79,051	279,962	34,990	353,487	44,179
IFB Ser. 10-85, Class SA, IO,
6.389s, 2040	197,490	29,758	--	--	111,208	16,757
IFB Ser. 10-85, Class AS, IO,
6.389s, 2039	654,896	103,002	291,610	45,864	367,213	57,755
IFB Ser. 10-113, Class AS, IO,
6.389s, 2039	464,081	73,979	205,818	32,809	260,241	41,485
IFB Ser. 10-85, Class SD, IO,
6.389s, 2038	436,681	66,428	194,406	29,573	244,229	37,152
IFB Ser. 10-98, Class QS, IO,
6.339s, 2040	620,687	97,318	275,861	43,252	347,782	54,529
IFB Ser. 10-98, Class YS, IO,
6.339s, 2039	641,352	99,846	284,717	44,325	359,591	55,981
IFB Ser. 10-47, Class HS, IO,
6.339s, 2039	297,502	47,800	132,223	21,244	167,224	26,868
IFB Ser. 10-158, Class SC, IO,
6.29s, 2038	8,940,000	1,540,809	12,591,000	2,170,059	14,632,000	2,521,825
IFB Ser. 10-85, Class SE, IO,
6.289s, 2040	--	--	2,357,736	357,810	2,569,980	390,020
IFB Ser. 10-61, Class SC, IO,
6.289s, 2040	6,265,798	943,378	4,865,061	732,484	5,906,499	889,283
IFB Ser. 10-53, Class SA, IO,
6.239s, 2039	622,229	96,044	276,223	42,636	348,913	53,857
IFB Ser. 10-2, Class SA, IO,
6.239s, 2037	695,207	92,636	309,192	41,200	389,809	51,942
Ser. 10-158, Class DI, IO, 4s, 2038	--	--	10,180,000	1,642,950	8,908,000	1,437,662
Ser. 06-36, Class OD, PO, zero %,
2036	--	--	27,433	24,800	20,196	18,258
Ser. 99-31, Class MP, PO, zero %,
2029	6,647	6,065	31,402	28,654	15,701	14,327
FRB Ser. 07-73, Class KI, IO, zero
%, 2037	--	--	1,897,194	18,972	726,786	7,268
FRB Ser. 07-73, Class KM, zero %,
2037	--	--	189,585	179,971	72,813	69,121
FRB Ser. 07-35, Class UF, zero %,
2037	13,663	13,325	28,453	27,750	23,439	22,860
Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	1,167,493	1,199,400	1,217,625	1,250,902	1,330,422	1,366,782
Ser. 05-GG5, Class A2, 5.117s, 2037	52,612	53,015	--	--	741,215	746,885
Ser. 05-GG5, Class XC, IO, 0.12s,
2037	11,919,528	30,123	37,966,894	95,950	38,070,999	96,213
Greenwich Capital Commercial
Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.383s, 2042	8,402,011	135,272	23,222,084	373,876	19,859,228	319,734
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	396,631	398,708	530,902	533,682	--	--
GS Mortgage Securities Corp. II
144A
Ser. 98-C1, Class F, 6s, 2030	--	--	243,069	243,677	244,805	245,417
Ser. 03-C1, Class X1, IO, 0.846s,
2040	4,988,862	63,060	4,102,578	51,857	5,912,432	74,734
Ser. 04-C1, Class X1, IO, 0.635s,
2028	928,266	189	1,264,668	257	1,264,668	257
Ser. 06-GG6, Class XC, IO, 0.091s,
2038	3,251,476	6,323	32,535,255	63,271	23,507,519	45,715
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s,
2035	9,627	9,332	--	--	--	--
Ser. 05-RP3, Class 1A3, 8s, 2035	33,230	30,738	--	--	--	--
Ser. 05-RP3, Class 1A2, 7 1/2s,
2035	25,388	23,484	--	--	--	--
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	29,226	26,741	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s,
2035	33,091	30,609	--	--	--	--
Ser. 05-RP1, Class 1A2, 7 1/2s,
2035	75,486	73,977	--	--	--	--
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.371s, 2037	432,411	242,150	1,808,782	1,012,918	1,771,352	991,957
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1,
5.525s, 2037	1,950,740	1,267,981	1,388,377	902,445	1,307,038	849,574
FRB Ser. 06-AR25, Class 5A1,
5.492s, 2036	593,215	351,711	399,562	236,896	375,662	222,726
FRB Ser. 06-AR3, Class 2A1A,
5.288s, 2036	--	--	--	--	1,075,482	591,515
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.896s,
2036	1,257,836	981,112	888,928	693,364	825,472	643,868
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	50,128	52,664	159,782	167,866	159,782	167,866
FRB Ser. 07-LD12, Class A3,
5.989s, 2051	1,355,000	1,419,211	5,191,000	5,436,993	--	--
Ser. 07-C1, Class ASB, 5.857s, 2051	1,610,000	1,692,733	--	--	1,387,000	1,458,274
Ser. 07-LD12, Class A2, 5.827s,
2051	404,000	419,858	--	--	--	--
FRB Ser. 07-LD11, Class A3,
5.817s, 2049	10,000	10,516	--	--	--	--
Ser. 06-CB17, Class A3, 5.45s, 2043	--	--	1,001,000	1,032,879	--	--
Ser. 06-LDP9, Class A2S, 5.298s,
2047	1,740,000	1,777,201	1,802,000	1,840,527	1,967,000	2,009,054
Ser. 06-LDP8, Class A2, 5.289s,
2045	168,741	173,855	--	--	--	--
Ser. 05-LDP5, Class A2, 5.198s,
2044	1,521,000	1,579,850	1,580,000	1,641,133	1,717,000	1,783,433
Ser. 05-LDP2, Class AM, 4.78s, 2042	20,000	20,213	--	--	400,000	404,267
Ser. 06-LDP8, Class X, IO, 0.571s,
2045	2,853,328	69,696	15,057,168	367,788	12,697,309	310,146
Ser. 06-CB17, Class X, IO, 0.509s,
2043	13,173,665	308,024	24,211,245	566,102	26,127,540	610,909
Ser. 06-LDP9, Class X, IO, 0.45s,
2047	10,370,099	199,671	17,655,211	339,942	11,865,108	228,457
Ser. 07-LDPX, Class X, IO, 0.341s,
2049	4,766,725	61,131	20,108,419	257,880	15,938,398	204,402
Ser. 06-CB16, Class X1, IO,
0.129s, 2045	3,194,896	42,480	14,780,603	196,527	12,357,254	164,306
JPMorgan Chase Commercial Mortgage

Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	31,900	31,863	201,472	201,243	218,262	218,013
Ser. 03-ML1A, Class X1, IO,
1.306s, 2039	596,189	14,068	--	--	--	--
Ser. 05-LDP2, Class X1, IO,
0.244s, 2042	17,811,394	276,720	43,588,281	677,192	--	--
Ser. 07-CB20, Class X1, IO,
0.156s, 2051	7,086,618	70,630	39,863,827	397,311	32,284,030	321,765
Ser. 05-CB12, Class X1, IO,
0.149s, 2037	3,952,446	30,567	11,313,339	87,494	10,875,397	84,107
Ser. 06-LDP6, Class X1, IO,
0.062s, 2043	--	--	26,072,737	93,794	18,797,924	67,624
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.529s, 2040	1,091,000	1,047,360	--	--	--	--
Ser. 07-SL1, Class A1, 5.266s, 2040	428,197	436,761	--	--	--	--
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	137,137	136,004	124,817
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	121,059	145,590	110,183
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	136,026	127,000	130,874
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	215,704	215,000	207,966
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	3,725,564	3,867,689	--	--	--	--
Ser. 07-C7, Class A2, 5.588s, 2045	550,000	566,845	--	--	944,000	972,913
Ser. 06-C7, Class A2, 5.3s, 2038	173,000	176,548	--	--	--	--
Ser. 07-C2, Class XW, IO, 0.561s,
2040	1,148,188	27,984	4,469,385	108,927	3,518,390	85,750
LB-UBS Commercial Mortgage Trust
144A
Ser. 03-C5, Class XCL, IO, 0.763s,
2037	1,045,487	17,068	4,829,295	78,841	4,036,432	65,897
Ser. 06-C7, Class XW, IO, 0.715s,
2038	1,754,647	46,936	9,377,778	250,854	10,082,586	269,707
Ser. 06-C7, Class XCL, IO, 0.324s,
2038	3,304,831	53,356	16,205,666	261,639	15,179,418	245,070
Ser. 05-C3, Class XCL, IO, 0.294s,
2040	4,439,997	83,388	23,809,826	447,172	21,980,257	412,811
Ser. 06-C6, Class XCL, IO, 0.248s,
2039	41,165,524	712,876	57,459,864	995,050	52,129,556	902,743
Ser. 05-C2, Class XCL, IO, 0.222s,
2040	11,219,750	100,261	22,414,066	200,294	29,725,944	265,634
Ser. 05-C5, Class XCL, IO, 0.191s,
2040	12,717,979	174,136	31,298,989	428,549	29,366,378	402,087
Ser. 07-C2, Class XCL, IO, 0.136s,
2040	9,862,565	129,784	38,406,984	505,409	30,232,701	397,841
Ser. 05-C7, Class XCL, IO, 0.108s,
2040	10,791,563	76,426	28,025,927	198,480	28,101,141	199,012
Ser. 06-C1, Class XCL, IO, 0.088s,
2041	9,425,492	93,171	--	--	27,444,606	271,290
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	54,591	50,906	--	--	--	--
Ser. 05-1, Class 1A4, 7 1/2s, 2034	42,918	40,772	--	--	--	--
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 0.881s, 2027	208,798	193,690	299,922	278,222	246,826	228,967
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 0.76s,
2022	540,078	494,171	478,772	438,076	564,405	516,431
Merrill Lynch Mortgage Investors,
Inc.
FRB Ser. 98-C3, Class E, 6.838s,
2030	--	--	137,000	142,955	127,000	132,520
FRB Ser. 05-A9, Class 3A1, 2.934s,
2035	308,134	240,207	894,901	697,623	973,027	758,526
Ser. 96-C2, Class JS, IO, 2.286s,
2028	214,100	8,564	126,271	5,051	48,178	1,927
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s,
2050	219,000	230,573	981,000	1,032,842	771,000	811,745
FRB Ser. 07-C1, Class A2, 5.722s,
2050	328,000	341,117	--	--	--	--
Ser. 05-MCP1, Class XC, IO,
0.177s, 2043	3,588,001	42,739	12,144,545	144,662	11,681,501	139,147
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.35s,
2039	2,234,866	46,806	6,098,596	127,727	7,217,883	151,168
Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.965s,
2049	151,000	162,511	--	--	--	--
Ser. 06-1, Class A2, 5.439s, 2039	200,622	201,278	--	--	--	--
Ser. 07-6, Class A2, 5.331s, 2051	2,114,000	2,184,023	--	--	--	--
Ser. 2006-3, Class A2, 5.291s, 2046	573,403	594,079	--	--	--	--
Merrill Lynch/Countrywide
Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.172s,
2049	16,733,897	208,504	48,974,616	610,224	41,885,504	521,893
Mezz Cap Commercial Mortgage Trust
144A
Ser. 05-C3, Class X, IO, 4.692s,
2044	381,459	30,517	603,515	48,281	604,437	48,355
Ser. 07-C5, Class X, IO, 4.655s,
2049	--	--	600,115	49,990	504,431	42,019
Ser. 06-C4, Class X, IO, 4.143s,
2045	886,289	93,060	2,219,651	233,063	2,283,394	239,756
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	16,176	16,365	--	--	--	--
FRB Ser. 07-IQ15, Class A2,
5.839s, 2049	--	--	--	--	838,000	871,003
FRB Ser. 06-T23, Class A2, 5.739s,
2041	1,306,000	1,372,345	1,575,000	1,655,010	1,797,000	1,888,288
Ser. 07-IQ14, Class A2, 5.61s, 2049	931,000	968,628	965,000	1,004,002	1,050,000	1,092,437
Morgan Stanley Capital I 144A Ser.
05-HQ5, Class X1, IO, 0.091s, 2042	2,684,405	15,516	7,360,082	42,541	5,793,583	33,487
Morgan Stanley ReREMIC Trust 144A
FRB Ser. 10-C30A, Class A3B,
10.236s, 2043	1,333,143	1,406,053	561,714	592,434	--	--
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO, 1.731s,
2012	487	6	135	2	--	--
Nomura Asset Acceptance Corp. Ser.
04-R3, Class PT, 0.367s, 2035	27,090	26,075	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	--	--	316,887	316,778
Ser. 00-C1, Class J, 6 5/8s, 2033	--	--	118,000	5,900	189,000	9,450
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 1.949s, 2036	2,305,219	46,888	8,555,607	174,021	7,494,676	152,442
Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s,
2037	593,566	421,432	2,945,772	2,091,498	2,624,662	1,863,510
FRB Ser. 06-9, Class 1A1, 5.297s,
2036	995,354	598,016	425,018	255,354	--	--
FRB Ser. 05-18, Class 6A1, 2.829s,
2035	114,156	90,754	--	--	--	--
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.989s, 2045	1,465,779	197,706	--	--	--	--
Ser. 07-4, Class 1A4, IO, 1s, 2045	1,465,779	46,091	--	--	--	--
Vericrest Opportunity Loan
Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	1,150,796	1,145,042	1,770,532	1,761,679	1,540,373	1,532,671
Wachovia Bank Commercial Mortgage
Trust
FRB Ser. 07-C32, Class A2, 5.739s,
2049	1,031,000	1,083,303	512,000	537,974	1,564,000	1,643,342
Ser. 06-C27, Class A2, 5.624s, 2045	590,845	599,574	455,768	462,502	90,051	91,381
Ser. 07-C30, Class APB, 5.294s,
2043	709,000	725,735	752,000	769,750	968,000	990,848
Ser. 06-C29, Class A2, 5.275s, 2048	501,000	510,700	519,000	529,048	566,000	576,958
Ser. 06-C29, IO, 0.376s, 2048	17,860,779	316,416	46,953,142	831,808	--	--
Ser. 07-C34, IO, 0.37s, 2046	4,700,982	73,617	10,540,606	165,066	8,686,726	136,034
Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L, 3.56s,
2018	--	--	164,000	98,400	156,000	93,600
Ser. 03-C3, Class IOI, IO, 1.102s,
2035	414,255	7,467	3,112,496	56,105	3,115,470	56,158
Ser. 07-C31, IO, 0.259s, 2047	9,138,722	107,380	35,586,755	418,144	28,012,319	329,145
Ser. 05-C18, Class XC, IO, 0.141s,
2042	11,320,582	101,093	19,317,060	172,501	22,305,186	199,185
Ser. 06-C27, Class XC, IO, 0.093s,
2045	3,463,100	26,250	16,020,378	121,434	13,393,577	101,523
Ser. 06-C23, Class XC, IO, 0.047s,
2045	4,399,413	17,598	28,997,431	115,990	31,830,359	127,321
Ser. 06-C26, Class XC, IO, 0.041s,
2045	17,227,971	50,650	13,722,771	40,345	8,498,620	24,986
WAMU Commercial Mortgage

0000000000

Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	15,640	44,000	14,960
Ser. 07-SL2, Class A1, 5.313s, 2049	1,613,781	1,472,575	--	--	--	--

Total mortgage-backed securities
(cost $74,541,988, $74,736,110 and
$78,383,314)		$76,246,208		$79,646,248		$83,956,294

COMMODITY LINKED NOTES(a)	Growth 2.1%		Balanced 2.2%		Conservative 2.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Funding, Inc. 144A notes
0.259%, 2011 (Indexed to the 1 Yr
Dow Jones-UBS Ex-Energy 3-Month
Forward Total Return Index)	$15,900,000	$18,036,038	$12,700,000	$14,406,143	$10,000,000	$11,343,420
UBS AG/Jersey Branch 144A notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Index) (United
Kingdom) (F)	18,169,000	20,132,304	14,546,000	16,117,810	11,457,000	12,695,019

Total commodity linked notes (cost
$34,069,000, $27,246,000 and
$21,457,000)		$38,168,342		$30,523,953		$24,038,439

INVESTMENT COMPANIES(a)	Growth 1.8%		Balanced 2.2%		Conservative 1.5%
	Shares	Value	Shares	Value	Shares	Value

Ares Capital Corp.	6,324	$104,220	4,146	$68,326	2,145	$35,350
BlackRock Kelso Capital Corp.	19,327	213,757	12,631	139,699	6,578	72,753
Financial Select Sector SPDR Fund
(SG)	240,800	3,840,760	181,300	2,891,735	103,700	1,654,015
Harris & Harris Group, Inc. (NON)	66,600	291,708	54,600	239,148	31,800	139,284
iPath MSCI India Index ETN (SG)	7,884	612,271	--	--	--	--
iShares MSCI EAFE Index Fund	--	--	--	--	3,600	209,628
iShares Russell 2000 Growth Index
Fund	12,355	1,080,074	8,386	733,104	4,109	359,209
iShares Russell 2000 Value Index
Fund	14,081	1,001,018	9,227	655,947	2,602	184,976
MCG Capital Corp.	88,098	614,043	58,824	410,003	29,136	203,078
NGP Capital Resources Co.	24,450	224,940	16,171	148,773	8,076	74,299
SPDR S&P 500 ETF Trust	189,421	23,825,373	210,194	26,438,201	108,158	13,604,113

Total investment companies (cost
$28,691,784, $28,889,102 and
$14,335,658)		$31,808,164		$31,724,936		$16,536,705

ASSET-BACKED SECURITIES(a)	Growth 1.0%		Balanced 2.0%		Conservative 2.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Vlaue

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.411s, 2036	107,000	$66,152	475,000	$293,667	377,000	$233,079
FRB Ser. 06-HE3, Class A2C,
0.411s, 2036	119,000	57,945	549,000	267,325	436,000	212,302
Ace Securities Corp. 144A Ser.
03-MH1, Class M2, 6 1/2s, 2030	358,115	379,602	172,691	183,053	--	--
Asset Backed Securities Corp. Home
Equity Loan Trust FRB Ser. 06-HE4,
Class A5, 0.421s, 2036	93,947	64,072	430,842	293,833	345,870	235,882
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	62,174	139,000	139,391	134,000	134,377
Ser. 05-LJ2, Class C, 4.92s, 2014	9,866	9,873	4,538	4,541	4,440	4,443
Bayview Financial Acquisition
Trust FRB Ser. 04-D, Class A,
0.846s, 2044	37,442	35,869	122,386	117,243	119,480	114,459
Bear Stearns Asset Backed
Securities, Inc. FRB Ser. 03-ABF1,
Class A, 0.631s, 2034	12,104	9,996	--	--	--	--
Bombardier Capital Mortgage
Securitization Corp. Ser. 00-A,
Class A4, 8.29s, 2030	3,035,252	2,170,205	1,887,427	1,349,510	366,258	261,874
Citigroup Mortgage Loan Trust,
Inc. 144A FRB Ser. 03-HE4,
Class A, 0.671s, 2033	118,125	106,945	--	--	--	--
Conseco Finance Securitizations
Corp.
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,131,552	990,108	750,998	657,123
Ser. 00-5, Class A6, 7.96s, 2032	369,876	318,093	1,462,145	1,257,445	1,339,298	1,151,796
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	518,952	676,000	687,865
Ser. 02-2, Class M1, 7.424s, 2033	83,000	73,484	216,000	191,236	154,000	136,344
Ser. 01-1, Class A5, 6.99s, 2031	--	--	1,405,624	1,440,765	1,565,915	1,605,062
FRB Ser. 02-1, Class M1A, 2.308s,
2033	725,000	591,637	1,996,000	1,628,837	1,264,000	1,031,488
Countrywide Asset Backed
Certificates FRB Ser. 04-6,
Class 2A5, 0.651s, 2034	27,944	24,628	250,062	220,393	209,528	184,668
Credit-Based Asset Servicing and
Securitization FRB Ser. 02-CB2,
Class A2, 1.361s, 2032	24,149	20,634	--	--	--	--
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.591s,
2036	231,000	130,684	1,045,000	591,190	816,000	461,637
FRB Ser. 06-2, Class 2A3, 0.431s,
2036	392,000	237,650	1,688,000	1,023,350	1,342,000	813,588
GE Business Loan Trust 144A FRB
Ser. 04-2, Class D, 3.01s, 2032	--	--	92,715	18,543	114,029	22,806
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	1,123,096	577,655	504,429	259,449	--	--
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	214,386	322,794	290,514
Ser. 96-6, Class M1, 7.95s, 2027	2,582,000	2,607,820	1,222,000	1,234,220	1,077,000	1,087,770
Ser. 99-5, Class A5, 7.86s, 2029	--	--	2,209,501	1,999,598	1,805,176	1,633,684
Ser. 96-2, Class M1, 7.6s, 2026	1,460,000	1,430,800	691,000	677,180	609,000	596,820
Ser. 97-6, Class A9, 7.55s, 2029	50,653	52,974	--	--	94,593	98,927
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	466,960	625,000	650,000
Ser. 97-6, Class M1, 7.21s, 2029	293,000	246,274	688,000	578,281	946,000	795,136
Ser. 96-2, Class A4, 7.2s, 2026	48,342	48,628	--	--	--	--
Ser. 95-10, Class B1, 7.05s, 2027	311,648	296,439	--	--	--	--
Ser. 93-3, Class B, 6.85s, 2018	97,486	88,080	45,540	41,146	--	--
Ser. 99-3, Class A7, 6.74s, 2031	67,135	68,142	91,379	92,749	93,865	95,273
Ser. 99-2, Class A7, 6.44s, 2030	--	--	390,008	378,236	543,547	527,141
Ser. 98-7, Class M1, 6.4s, 2030	118,000	75,512	218,000	139,506	136,000	87,031
Ser. 99-1, Class A6, 6.37s, 2025	176,382	179,909	249,295	254,281	155,549	158,660
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,507,216	3,612,433	3,334,397	3,434,429	1,282,136	1,320,600
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 0.786s,
2036	--	--	321,052	192,631	292,164	175,299
Home Equity Asset Trust FRB Ser.
06-1, Class 2A4, 0.591s, 2036	117,000	95,566	527,000	430,454	415,000	338,972
JPMorgan Mortgage Acquisition
Corp. FRB Ser. 06-FRE1, Class A4,
0.551s, 2035	100,000	67,570	443,000	299,336	347,000	234,468
Lehman XS Trust FRB Ser. 07-6,
Class 2A1, 0.471s, 2037	858,958	309,225	3,992,160	1,437,177	3,084,265	1,110,336
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.881s,
2035	--	--	240,000	164,989	216,000	148,490
FRB Ser. 06-4, Class 2A4, 0.521s,
2036	111,000	43,029	503,000	194,987	394,000	152,733
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class M2, 2.511s, 2032	507,000	476,580	--	--	--	--
MASTR Asset Backed Securities
Trust FRB Ser. 06-FRE2, Class A4,
0.411s, 2036	50,800	29,536	229,478	133,421	180,429	104,904
Merrill Lynch Mortgage Investors,
Inc. FRB Ser. 04-HE2, Class A1A,
0.661s, 2035	2,404	2,156	--	--	--	--
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	60,857	56,991	162,446	152,124	125,548	117,571
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	58,207	58,718	197,784	199,523	173,432	174,957
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.421s,
2036	114,554	59,603	519,644	270,372	405,090	210,770
FRB Ser. 06-2, Class A2C, 0.411s,
2036	138,000	80,285	626,000	364,191	488,000	283,906
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	57,121	39,831	222,218	154,955	217,427	151,614
Ser. 95-B, Class B1, 7.55s, 2021	--	--	106,185	77,640	153,250	112,053
Ser. 98-A, Class M, 6.825s, 2028	454,000	421,641	219,000	203,391	--	--
Ser. 01-E, Class A4, 6.81s, 2031	507,141	438,677	668,659	578,390	724,095	626,343
Ser. 99-B, Class A3, 6.45s, 2017	96,843	90,064	204,937	190,591	189,716	176,436
Ser. 99-A, Class A3, 6.09s, 2029	123,524	122,960	--	--	--	--
Ser. 02-C, Class A1, 5.41s, 2032	288,130	276,605	632,303	607,011	585,126	561,721
Ser. 02-B, Class A2, 5.19s, 2019	--	--	--	--	776,250	683,703
Ser. 02-A, Class A2, 5.01s, 2020	147,964	128,868	--	--	73,982	64,434
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s,
2030	--	--	59,088	56,724	78,204	75,076
Residential Asset Mortgage

Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.451s,
2036			92,380	70,637	428,183	327,401	340,421	260,296
FRB Ser. 07-RZ1, Class A2, 0.421s,
2037			207,000	127,698	840,000	518,195	667,000	411,471
Securitized Asset Backed
Receivables, LLC FRB Ser. 07-BR4,
Class A2A, 0.351s, 2037			105,439	72,732	698,090	481,543	261,179	180,161
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, 0.471s,
2036			234,000	93,017	1,061,000	421,756	832,000	330,727
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.431s, 2036			111,000	91,156	--	--	394,000	323,563
TIAA Real Estate CDO, Ltd. Ser.
03-1A, Class E, 8s, 2038			--	--	356,644	42,797	305,549	36,666
UCFC Mfg. Hsg. Contract Ser. 97-4,
Class A4, 6.995s, 2029			300,311	313,074	--	--	--	--
WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.371s,
2037			183,927	122,735	1,081,527	721,703	1,795,935	1,198,427

Total asset-backed securities
(cost $17,205,463, $34,705,501 and
$28,580,460)				$17,333,263		$28,521,105		$23,535,446

FOREIGN GOVERNMENT BONDS AND NOTES(a)			Growth 0.6%		Balanced 0.9%		Conservative 1.2%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013			$850,000	$854,250	$880,000	$884,400	$965,000	$969,825
Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015			3,020,000	2,900,710	3,160,000	3,035,180	3,495,000	3,356,948
Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.677s, 2012			8,160,000	1,938,000	8,525,000	2,024,688	9,140,000	2,170,750
Brazil (Federal Republic of) notes
10s, 2012		BRL	4,130	2,563,091	5,525	3,428,833	4,838	3,002,478
Ukraine (Government of) 144A bonds
7 3/4s, 2020			$150,000	152,625	$175,000	178,063	$200,000	203,500
Ukraine (Government of) 144A sr.
unsec. unsub. notes 7.65s, 2013			2,200,000	2,315,500	2,200,000	2,315,500	2,300,000	2,420,750
Ukraine (Government of ) Financing
of Infrastructural Projects State
Enterprise 144A govt. guaranty
notes 8 3/8s, 2017 (Ukraine)			450,000	470,354	525,000	548,746	600,000	627,138

Total foreign government bonds and
notes (cost $10,972,125,
$12,165,200 and $12,478,816)				$11,194,530		$12,415,410		$12,751,389

SENIOR LOANS(a)(c)			Growth 0.3%		Balanced 0.5%		Conservative 0.4%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

AGFS Funding Co. bank term loan
FRN 7 1/4s, 2015			$155,000	$157,034	$155,000	$157,034	$115,000	$116,509
Ardent Health Systems bank term
loan FRN Ser. B, 6 1/2s, 2015			292,788	292,606	302,713	302,525	218,350	218,215
Avaya, Inc. bank term loan FRN
Ser. B1, 3.034s, 2014			180,000	170,595	180,000	170,595	140,000	132,685
Burger King Holdings, Inc. bank
term loan FRN Ser. B, 6 1/4s, 2016			205,000	207,855	205,000	207,855	160,000	162,229
CCM Merger, Inc. bank term loan
FRN Ser. B, 8 1/2s, 2012			371,658	371,813	381,439	381,598	288,524	288,644
Cedar Fair LP bank term loan FRN
Ser. B, 5 1/2s, 2016			113,244	114,316	113,244	114,316	88,626	89,465
Centage Learning Acquisitions,
Inc. bank term loan FRN Ser. B,
2.54s, 2014			83,702	78,863	78,779	74,224	54,160	51,029
Centage Learning Acquisitions,
Inc. bank term loan FRN Ser. B3,
3.764s, 2014			831,724	641,376	851,519	656,641	733,039	565,276
Claire's Stores, Inc. bank term
loan FRN 3.043s, 2014			257,333	238,548	262,282	243,135	183,103	169,736
CNO Financial Group, Inc. bank
term loan FRN 7 1/2s, 2016			120,000	120,750	115,000	115,719	100,000	100,625
Dex Media West, LLC bank term loan
FRN Ser. A, 7s, 2014			149,498	135,803	200,328	181,976	--	--
Fifth Third Processing Solutions,
Inc. bank term loan FRN 8 1/4s,
2017			65,000	66,029	65,000	66,029	50,000	50,792
First Data Corp. bank term loan
FRN Ser. B3, 3.011s, 2014			660,216	609,049	763,229	704,078	--	--
Goodman Global, Inc. bank term
loan FRN 9s, 2017			100,000	102,975	100,000	102,975	75,000	77,231
Goodman Global, Inc. bank term
loan FRN 5 3/4s, 2016			359,100	360,447	359,100	360,447	284,288	285,354
Grifols SA bank term loan FRN
Ser. B, 6s, 2016 (Spain)			145,000	146,510	145,000	146,510	115,000	116,198
Harrah's Operating Co., Inc. bank
term loan FRN Ser. B2, 3.288s, 2015			135,000	122,006	229,243	207,178	191,981	173,503
Health Management Associates, Inc.
bank term loan FRN 2.039s, 2014			--	--	56,893	55,741	52,705	51,638
IASIS Healthcare, LLC bank term
loan FRN Ser. DD, 2.256s, 2014			--	--	28,749	28,059	26,646	26,006
IASIS Healthcare, LLC bank term
loan FRN 7.62s, 2014			--	--	7,863	7,674	7,288	7,113
IASIS Healthcare, LLC bank term
loan FRN Ser. B, 2.256s, 2014			--	--	83,061	81,068	76,984	75,136
Ineos Holdings, Ltd. bank term
loan FRN Ser. B2, 7.501s, 2013
(United Kingdom)			168,197	173,313	165,723	170,764	121,201	124,887
Ineos Holdings, Ltd. bank term
loan FRN Ser. C2, 8.001s, 2014
(United Kingdom)			168,326	173,446	165,850	170,895	121,293	124,983
Intelsat Corp. bank term loan FRN
Ser. B2-A, 2.79s, 2014			--	--	31,695	31,695	29,375	29,375
Intelsat Corp. bank term loan FRN
Ser. B2-B, 2.79s, 2014			--	--	31,685	31,685	29,367	29,367
Intelsat Corp. bank term loan FRN
Ser. B2-C, 2.79s, 2014			--	--	31,685	31,685	29,367	29,367
Intelsat Jackson Holdings SA bank
term loan FRN 3.29s, 2014
(Luxembourg)			400,000	379,500	540,000	512,325	460,000	436,425
National Bedding Co. bank term
loan FRN 2.319s, 2013			--	--	42,423	41,998	39,225	38,832
Polypore, Inc. bank term loan FRN
Ser. B, 2.26s, 2014			--	--	116,871	115,118	108,319	106,695
Revlon Consumer Products bank term
loan FRN 6.001s, 2015			213,925	214,359	213,388	213,821	153,838	154,150
Six Flags Theme Parks bank term
loan FRN Ser. B, 5 1/4s, 2016			478,929	482,820	483,766	487,697	362,825	365,773
Smurfit-Stone Container
Enterprises, Inc. bank term loan
FRN 6 3/4s, 2016			203,975	206,933	203,975	206,933	144,275	146,367
Texas Competitive Electric
Holdings Co., LLC bank term loan
FRN Ser. B2, 3.764s, 2014			--	--	119,301	92,160	110,571	85,416
Univision Communications, Inc.
bank term loan FRN 4.506s, 2017			--	--	121,358	115,654	112,478	107,191
West Corp. bank term loan FRN
Ser. B2, 2.634s, 2013			--	--	24,905	24,628	23,082	22,826
West Corp. bank term loan FRN
Ser. B5, 4.509s, 2016			--	--	61,026	61,153	56,560	56,678

Total senior loans (cost
$5,553,860, $6,651,987 and
$4,547,230)				$5,566,946		$6,673,588		$4,615,716

PURCHASED OPTIONS OUTSTANDING(a)			Growth 0.3%		Balanced 0.5%		Conservative 0.6%

	Expiration
	date/
	strike		Contract		Contract		Contract
	price		amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.22% versus the three month
USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		3,992,500	$83,603	4,801,000	$100,533	5,050,800	$105,764
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.22% versus the three month
USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		3,992,500	136,424	4,801,000	164,050	5,050,800	172,586
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04		15,352,800	1,600,222	21,562,300	2,247,439	20,461,100	2,132,660

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04			15,352,800	590,929	21,562,300	829,933	20,461,100	787,548
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375			1,200,900	176,016	2,918,500	427,765	2,523,300	369,840
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375			1,200,900	104,478	2,918,500	253,910	2,523,300	219,527
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 07, 2045.	Aug-15/4.46			1,200,900	167,658	2,918,500	407,452	2,523,300	352,278
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 07, 2045.	Aug-15/4.46			1,200,900	110,759	2,918,500	269,173	2,523,300	232,724
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 3.04% versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04			9,920,600	366,269	11,929,400	440,433	12,550,100	463,350
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 3.04% versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04			9,920,600	25,099	11,929,400	30,181	12,550,100	31,752
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 3.11% versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11			9,920,600	316,963	11,929,400	381,144	12,550,100	400,976
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 3.11% versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11			9,920,600	36,210	11,929,400	43,542	12,550,100	45,808
Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.578% versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578		CHF	13,400,000	33,565	14,050,000	35,194	15,370,000	38,500
Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.602% versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602		CHF	13,400,000	31,825	14,050,000	33,369	15,370,000	36,504
Option on an interest rate swap
with Barclays Bank PLC for
the right to receive a fixed rate
of 3.7375% versus the three month
USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375			20,722,200	670,778	13,610,800	440,582	14,553,200	471,087
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 3.665% versus the three month
USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665			20,722,200	574,005	13,610,800	377,019	14,553,200	403,124

Total purchased options
outstanding (cost $4,450,494,
$5,980,046 and $5,783,970)					$5,024,803		$6,481,719		$6,264,028

CONVERTIBLE BONDS AND NOTES(a)				Growth 0.1%		Balanced 0.1%		Conservative 0.1%
				Principal		Principal		Principal
				amount	Value	amount	Value	amount	Value

Advanced Micro Devices, Inc. cv.
sr. unsec. notes 6s, 2015				$188,000	$189,410	$191,000	$192,433	$131,000	$131,983
Alliant Techsystems, Inc. cv.
company guaranty sr. sub. notes
3s, 2024				240,000	270,000	240,000	270,000	180,000	202,500
Digital Realty Trust LP 144A cv.
sr. unsec. notes 5 1/2s, 2029 (R)				80,000	107,100	80,000	107,100	65,000	87,019
Ford Motor Co. cv. sr. unsec.
notes 4 1/4s, 2016				49,000	98,099	39,000	78,079	24,000	48,048
General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s
(2 1/4s, 11/15/19) 2029 (STP)				740,000	879,675	210,000	249,638	155,000	184,256
Steel Dynamics, Inc. cv. sr. notes
5 1/8s, 2014				60,000	76,200	55,000	69,850	40,000	50,800
Trinity Industries, Inc. cv.
unsec. sub. notes 3 7/8s, 2036				175,000	166,031	155,000	147,056	105,000	99,619

Total convertible bonds and notes
(cost $1,512,570, $961,527 and
$694,448)					$1,786,515		$1,114,156		$804,225

CONVERTIBLE PREFERRED STOCKS(a)				Growth --%		Balanced 0.1%		Conservative 0.1%
				Shares	Value	Shares	Value	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.				4,097	$270,033	4,068	$268,122	3,090	$203,662
Entertainment Properties Trust
Ser. C, $1.438 cum. cv. pfd.				7,578	144,816	7,508	143,478	5,720	109,309
General Motors Co. Ser. B, $2.375
cv. pfd.				5,637	305,018	5,621	304,152	4,439	240,194
Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd.
(In default) (NON)				684	274	912	365	--	--

Total convertible preferred stocks
(cost $1,269,930, $1,481,307 and
$480,997)					$720,141		$716,117		$553,165

PREFERRED STOCKS(a)				Growth --%		Balanced 0.1%		Conservative --%
				Shares	Value	Shares	Value	Shares	Value

Ally Financial, Inc. 144A Ser. G,
7.00% cum. pfd.				726	$686,138	754	$712,601	519	$490,504

Total preferred stocks (cost
$527,570, $478,791 and $342,557)					$686,138		$712,601		$490,504

MUNICIPAL BONDS AND NOTES(a)				Growth --%		Balanced --%		Conservative --%
				Principal		Principal		Principal
				amount	Value	amount	Value	amount	Value

IL State G.O. Bonds
4.421s, 1/1/15				$50,000	$50,256	$105,000	$105,538	$135,000	$135,691
4.071s, 1/1/14				150,000	151,434	315,000	318,011	400,000	403,824

Total municipal bonds and notes
(cost $200,000, $420,000 and
$535,000)					$201,690		$423,549		$539,515

WARRANTS(a)(NON)				Growth --%		Balanced --%		Conservative --%
	Expiration	Strike
	date	Price		Warrants	Value	Warrants	Value	Warrants	Value

Aventine Renewable Energy
Holdings, Inc. (F)	3/15/15	$40.94		431	$--	376	$--	202	$--
Charter Communications, Inc.
Class A	11/30/14	46.86		62	388	37	231	12	75
Tower Semiconductor, Ltd. 144A
(Israel) (F)	6/30/15	0.01		49,174	11,802	50,760	12,182	34,898	8,376
Vertis Holdings, Inc. (F)	10/18/15	0.01		265	--	154	--	66	--
Visteon Corp. (F)	10/01/10	9.66		114	7,363	114	7,363	114	7,363

Total warrants (cost $224,598,
$198,180 and $110,550)					$19,553		$19,776		$15,814

SHORT-TERM INVESTMENTS(a)	Growth 26.3%		Balanced 28.3%		Conservative 32.2%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

U.S. Treasury Bills for effective
yields from 0.24% to 0.26%,
October 20, 2011 (SEG) (SEGSF)	$34,068,000	$34,012,469	$26,597,000	$26,553,647	$33,573,000	$33,518,276
U.S. Treasury Bills for effective
yields from 0.19% to 0.20%,
August 25, 2011 (SEG) (SEGSF)	--	--	--	--	18,752,000	18,722,128
U.S. Treasury Bills for effective
yields from 0.22% to 0.24%,
July 28, 2011 (SEG) (SEGSF)	14,613,000	14,591,519	11,857,000	11,839,570	8,078,000	8,066,125
U.S. Treasury Bills for effective
yields from 0.20% to 0.27%,
June 2, 2011 (SEG) (SEGSF)	41,891,000	41,843,328	50,050,000	49,993,043	--	--
U.S. Treasury Bills for effective
yields from 0.26% to 0.29%,
March 10, 2011 (SEGSF)	--	--	--	--	2,950,000	2,949,351
U.S. Treasury Bills for
an effective yield of 0.05%,
January 20, 2011 (SEGSF)	--	--	--	--	50,000,000	49,998,747
Putnam Cash Collateral Pool, LLC
0.21% (d)	18,895,045	18,895,045	9,170,716	9,170,716	4,052,500	4,052,500
Putnam Money Market Liquidity Fund
0.15% (e)	360,531,813	360,531,813	302,833,242	302,833,242	237,110,350	237,110,350

Total short-term investments (cost
$469,870,516, $400,390,732 and
$354,408,877)		$469,874,174		$400,390,218		$354,417,477

TOTAL INVESTMENTS

Total investments (cost
$1,803,989,118, $1,617,317,832 and
$1,419,624,239) (b)		$1,983,887,289		$1,744,793,864		$1,516,403,822

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $523,312,210) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	1/19/11	$4,535,095	$4,255,286	$279,809
	Brazilian Real	Buy	1/19/11	2,741,450	2,679,804	61,646
	British Pound	Buy	1/19/11	3,157,080	3,147,605	9,475
	Canadian Dollar	Sell	1/19/11	7,860,052	7,729,261	(130,791)
	Chilean Peso	Sell	1/19/11	77,076	74,815	(2,261)
	Czech Koruna	Buy	1/19/11	194,593	194,550	43
	Euro	Sell	1/19/11	15,437,202	15,166,639	(270,563)
	Japanese Yen	Buy	1/19/11	1,598,317	1,541,450	56,867
	Mexican Peso	Sell	1/19/11	1,472,659	1,469,776	(2,883)
	Norwegian Krone	Buy	1/19/11	4,691,418	4,551,570	139,848
	Singapore Dollar	Sell	1/19/11	2,756,769	2,718,716	(38,053)
	South Korean Won	Buy	1/19/11	1,642,084	1,610,374	31,710
	Swedish Krona	Buy	1/19/11	4,439,676	4,302,580	137,096
	Swiss Franc	Buy	1/19/11	805,077	777,160	27,917
	Taiwan Dollar	Sell	1/19/11	204,370	198,882	(5,488)
	Turkish Lira (New)	Buy	1/19/11	1,238,251	1,290,950	(52,699)

Barclays Bank PLC
	Australian Dollar	Buy	1/19/11	4,083,486	3,974,139	109,347
	Brazilian Real	Buy	1/19/11	1,344,963	1,305,846	39,117
	British Pound	Sell	1/19/11	6,688,095	6,682,025	(6,070)
	Canadian Dollar	Sell	1/19/11	2,891,760	2,846,842	(44,918)
	Chilean Peso	Buy	1/19/11	1,816,457	1,801,590	14,867
	Czech Koruna	Buy	1/19/11	235,929	235,846	83
	Euro	Buy	1/19/11	268,358	179,913	88,445
	Hungarian Forint	Sell	1/19/11	966,838	956,084	(10,754)
	Japanese Yen	Sell	1/19/11	8,801,348	8,601,292	(200,056)
	Mexican Peso	Buy	1/19/11	769,190	767,653	1,537
	New Zealand Dollar	Sell	1/19/11	903,721	906,958	3,237
	Norwegian Krone	Buy	1/19/11	5,829,127	5,662,580	166,547
	Polish Zloty	Buy	1/19/11	892,534	869,367	23,167
	Singapore Dollar	Sell	1/19/11	1,765,347	1,746,575	(18,772)
	South Korean Won	Buy	1/19/11	1,775,962	1,755,643	20,319
	Swedish Krona	Sell	1/19/11	2,775,958	2,711,258	(64,700)
	Swiss Franc	Buy	1/19/11	1,303,417	1,213,808	89,609
	Taiwan Dollar	Sell	1/19/11	753,391	726,613	(26,778)
	Turkish Lira (New)	Sell	1/19/11	403,687	411,769	8,082

Citibank, N.A.
	Australian Dollar	Buy	1/19/11	3,972,423	3,726,086	246,337
	Brazilian Real	Buy	1/19/11	1,496,652	1,455,090	41,562
	British Pound	Buy	1/19/11	2,113,557	2,101,558	11,999
	Canadian Dollar	Sell	1/19/11	2,155,464	2,103,540	(51,924)
	Chilean Peso	Buy	1/19/11	1,063,520	1,034,572	28,948
	Czech Koruna	Buy	1/19/11	76,970	77,178	(208)
	Danish Krone	Buy	1/19/11	1,505,601	1,495,191	10,410
	Euro	Sell	1/19/11	261,672	255,704	(5,968)
	Hong Kong Dollar	Sell	1/19/11	1,254,299	1,256,053	1,754
	Hungarian Forint	Sell	1/19/11	77,174	76,270	(904)
	Japanese Yen	Buy	1/19/11	3,891,900	3,753,025	138,875
	Mexican Peso	Buy	1/19/11	2,436,862	2,425,726	11,136
	New Zealand Dollar	Sell	1/19/11	528,531	514,533	(13,998)
	Norwegian Krone	Sell	1/19/11	119,759	114,771	(4,988)
	Polish Zloty	Sell	1/19/11	1,583	1,574	(9)
	Singapore Dollar	Sell	1/19/11	897,308	884,556	(12,752)
	South African Rand	Buy	1/19/11	3,712,839	3,546,227	166,612
	South Korean Won	Buy	1/19/11	2,171,285	2,137,396	33,889
	Swedish Krona	Buy	1/19/11	1,406,159	1,366,111	40,048
	Swiss Franc	Buy	1/19/11	2,732,034	2,544,031	188,003
	Taiwan Dollar	Buy	1/19/11	756,907	730,728	26,179
	Turkish Lira (New)	Buy	1/19/11	611,228	638,102	(26,874)

Credit Suisse AG
	Australian Dollar	Buy	1/19/11	11,054,512	10,770,319	284,193
	British Pound	Buy	1/19/11	696,566	681,702	14,864
	Canadian Dollar	Sell	1/19/11	6,949,021	6,813,163	(135,858)
	Euro	Sell	1/19/11	20,069,219	19,614,612	(454,607)
	Japanese Yen	Sell	1/19/11	24,700,327	23,818,663	(881,664)
	Malaysian Ringgit	Buy	1/19/11	1,792,867	1,759,186	33,681
	Norwegian Krone	Buy	1/19/11	6,858,192	6,644,099	214,093
	Polish Zloty	Buy	1/19/11	25,085	24,411	674
	South African Rand	Buy	1/19/11	1,635,754	1,600,302	35,452
	South Korean Won	Buy	1/19/11	895,121	879,297	15,824
	Swedish Krona	Buy	1/19/11	858,105	832,774	25,331
	Swiss Franc	Sell	1/19/11	7,548,035	7,026,941	(521,094)
	Taiwan Dollar	Sell	1/19/11	909,499	882,426	(27,073)
	Turkish Lira (New)	Buy	1/19/11	1,725,640	1,797,444	(71,804)

Deutsche Bank AG
	Australian Dollar	Sell	1/19/11	2,728,965	2,560,075	(168,890)
	Brazilian Real	Buy	1/19/11	1,733,133	1,683,687	49,446
	British Pound	Sell	1/19/11	452,682	451,168	(1,514)
	Canadian Dollar	Buy	1/19/11	4,579,356	4,469,536	109,820
	Chilean Peso	Sell	1/19/11	41,903	40,771	(1,132)
	Czech Koruna	Buy	1/19/11	825,293	825,335	(42)

Euro	Sell	1/19/11	2,751,104	2,695,491	(55,613)
Hungarian Forint	Sell	1/19/11	66,942	67,092	150
Malaysian Ringgit	Buy	1/19/11	1,759,338	1,726,760	32,578
Mexican Peso	Sell	1/19/11	120,512	119,935	(577)
New Zealand Dollar	Sell	1/19/11	889,024	844,784	(44,240)
Norwegian Krone	Buy	1/19/11	120,411	115,262	5,149
Polish Zloty	Sell	1/19/11	3,232,038	3,207,543	(24,495)
Singapore Dollar	Sell	1/19/11	1,656,054	1,632,005	(24,049)
South Korean Won	Buy	1/19/11	850,973	839,018	11,955
Swedish Krona	Buy	1/19/11	3,237,959	3,142,676	95,283
Swiss Franc	Sell	1/19/11	3,036,200	2,827,323	(208,877)
Taiwan Dollar	Buy	1/19/11	2,524	2,433	91
Turkish Lira (New)	Sell	1/19/11	1,208,990	1,232,471	23,481

Goldman Sachs International
Australian Dollar	Buy	1/19/11	5,227,222	4,905,732	321,490
British Pound	Sell	1/19/11	1,903,979	1,881,573	(22,406)
Canadian Dollar	Sell	1/19/11	6,142,831	6,003,300	(139,531)
Chilean Peso	Buy	1/19/11	375,984	365,750	10,234
Euro	Sell	1/19/11	10,226,886	9,994,677	(232,209)
Hungarian Forint	Buy	1/19/11	706,715	708,328	(1,613)
Japanese Yen	Buy	1/19/11	5,565,884	5,365,237	200,647
Norwegian Krone	Buy	1/19/11	2,276,962	2,180,164	96,798
Polish Zloty	Buy	1/19/11	749,968	745,016	4,952
South African Rand	Buy	1/19/11	551,681	515,010	36,671
Swedish Krona	Sell	1/19/11	4,911,017	4,770,460	(140,557)
Swiss Franc	Buy	1/19/11	485,274	448,915	36,359

HSBC Bank USA, National Association
Australian Dollar	Buy	1/19/11	11,728,136	11,192,332	535,804
British Pound	Buy	1/19/11	2,701,552	2,693,375	8,177
Euro	Sell	1/19/11	8,317,225	8,231,330	(85,895)
Hong Kong Dollar	Buy	1/19/11	3,568,295	3,568,502	(207)
Japanese Yen	Sell	1/19/11	2,764,456	2,666,018	(98,438)
New Zealand Dollar	Sell	1/19/11	1,655,266	1,613,171	(42,095)
Norwegian Krone	Sell	1/19/11	3,595,990	3,442,609	(153,381)
Singapore Dollar	Buy	1/19/11	3,020,893	2,979,310	41,583
South Korean Won	Buy	1/19/11	508,658	502,617	6,041
Swiss Franc	Buy	1/19/11	848,452	789,500	58,952
Taiwan Dollar	Sell	1/19/11	1,348,857	1,299,108	(49,749)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	1/19/11	7,906,020	7,409,176	496,844
Brazilian Real	Buy	1/19/11	836,931	819,824	17,107
British Pound	Buy	1/19/11	1,840,513	1,830,217	10,296
Canadian Dollar	Sell	1/19/11	3,722,353	3,631,527	(90,826)
Chilean Peso	Buy	1/19/11	360,686	358,621	2,065
Czech Koruna	Buy	1/19/11	396,800	396,712	88
Euro	Sell	1/19/11	8,154,499	7,978,739	(175,760)
Hong Kong Dollar	Sell	1/19/11	1,076,862	1,078,506	1,644
Hungarian Forint	Sell	1/19/11	1,855,041	1,847,282	(7,759)
Japanese Yen	Sell	1/19/11	2,592,542	2,500,299	(92,243)
Malaysian Ringgit	Buy	1/19/11	1,436,878	1,410,782	26,096
Mexican Peso	Sell	1/19/11	6,537	6,511	(26)
New Zealand Dollar	Sell	1/19/11	43,157	42,005	(1,152)
Norwegian Krone	Buy	1/19/11	924,332	886,128	38,204
Polish Zloty	Buy	1/19/11	2,935,627	2,922,989	12,638
Singapore Dollar	Sell	1/19/11	4,541,343	4,481,892	(59,451)
South African Rand	Buy	1/19/11	995,608	930,938	64,670
South Korean Won	Sell	1/19/11	894,149	883,140	(11,009)
Swedish Krona	Buy	1/19/11	6,339,371	6,151,425	187,946
Swiss Franc	Sell	1/19/11	1,740,066	1,620,244	(119,822)
Taiwan Dollar	Sell	1/19/11	1,013,809	973,311	(40,498)
Turkish Lira (New)	Buy	1/19/11	1,033,364	1,066,815	(33,451)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	1/19/11	8,566,370	8,218,406	347,964
Brazilian Real	Buy	1/19/11	1,772,707	1,733,686	39,021
British Pound	Sell	1/19/11	3,173,298	3,137,751	(35,547)
Canadian Dollar	Sell	1/19/11	3,310,420	3,229,844	(80,576)
Czech Koruna	Buy	1/19/11	1,209,903	1,189,997	19,906
Euro	Sell	1/19/11	169,011	163,332	(5,679)
Hungarian Forint	Sell	1/19/11	456,686	451,221	(5,465)
Japanese Yen	Sell	1/19/11	2,290,958	2,210,103	(80,855)
Malaysian Ringgit	Buy	1/19/11	1,792,931	1,759,529	33,402
Norwegian Krone	Buy	1/19/11	4,203,463	4,114,746	88,717
Polish Zloty	Buy	1/19/11	936,576	910,573	26,003
Singapore Dollar	Sell	1/19/11	1,801,467	1,782,286	(19,181)
South African Rand	Buy	1/19/11	1,825,937	1,767,210	58,727
Swedish Krona	Buy	1/19/11	2,959,799	2,872,587	87,212
Swiss Franc	Sell	1/19/11	5,834,851	5,431,705	(403,146)
Taiwan Dollar	Sell	1/19/11	910,672	881,511	(29,161)
Turkish Lira (New)	Sell	1/19/11	398,509	406,028	7,519

State Street Bank and Trust Co.
Australian Dollar	Sell	1/19/11	758,744	711,641	(47,103)
British Pound	Buy	1/19/11	4,299,935	4,286,997	12,938
Canadian Dollar	Sell	1/19/11	1,975,005	1,938,563	(36,442)
Euro	Sell	1/19/11	1,746,934	1,800,346	53,412
Hungarian Forint	Sell	1/19/11	70,193	69,287	(906)
Japanese Yen	Buy	1/19/11	698,351	673,496	24,855
Malaysian Ringgit	Buy	1/19/11	1,858,661	1,826,764	31,897
Mexican Peso	Sell	1/19/11	6,554	6,523	(31)

Norwegian Krone	Buy	1/19/11	3,348,462	3,312,343	36,119
Polish Zloty	Buy	1/19/11	834,080	830,177	3,903
Swedish Krona	Buy	1/19/11	8,251,741	8,035,203	216,538
Swiss Franc	Sell	1/19/11	6,870,087	6,395,669	(474,418)
Taiwan Dollar	Sell	1/19/11	851,647	816,085	(35,562)

UBS AG
Australian Dollar	Buy	1/19/11	9,275,151	8,896,383	378,768
British Pound	Sell	1/19/11	1,476,402	1,429,262	(47,140)
Canadian Dollar	Sell	1/19/11	6,403,025	6,325,023	(78,002)
Czech Koruna	Buy	1/19/11	433,848	433,718	130
Euro	Sell	1/19/11	3,077,626	3,028,694	(48,932)
Hungarian Forint	Sell	1/19/11	888,904	878,433	(10,471)
Japanese Yen	Sell	1/19/11	2,493,753	2,406,628	(87,125)
Mexican Peso	Sell	1/19/11	172,228	171,621	(607)
Norwegian Krone	Buy	1/19/11	478,435	526,109	(47,674)
Polish Zloty	Buy	1/19/11	908,359	883,044	25,315
South African Rand	Sell	1/19/11	1,201,609	1,146,245	(55,364)
Swedish Krona	Buy	1/19/11	739,328	717,682	21,646
Swiss Franc	Buy	1/19/11	75,613	59,953	15,660

Westpac Banking Corp.
Australian Dollar	Buy	1/19/11	9,393,571	8,987,394	406,177
British Pound	Sell	1/19/11	1,210,999	1,198,589	(12,410)
Canadian Dollar	Sell	1/19/11	902,093	880,768	(21,325)
Euro	Sell	1/19/11	28,823,315	28,272,452	(550,863)
Japanese Yen	Sell	1/19/11	11,826,926	11,410,465	(416,461)
New Zealand Dollar	Sell	1/19/11	154,042	149,993	(4,049)
Norwegian Krone	Buy	1/19/11	483,083	463,051	20,032
Swedish Krona	Buy	1/19/11	4,658,224	4,530,536	127,688
Swiss Franc	Sell	1/19/11	4,673,664	4,531,496	(142,168)

Total					$(483,241)

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	6	$580,124	Mar-11	$6,113
Canadian Government Bond 10 yr (Long)	148	18,220,874	Mar-11	79,301
Euro STOXX 50 Index (Long)	427	15,952,708	Mar-11	(386,821)
Euro STOXX 50 Index (Short)	797	29,775,897	Mar-11	719,207
Euro-Bobl 5 yr (Short)	6	952,960	Mar-11	3,831
Euro-Bund 10 yr (Long)	47	7,875,239	Mar-11	(5,035)
Euro-Schatz 2 yr (Long)	9	1,311,804	Mar-11	(1,306)
FTSE 100 Index (Short)	437	40,162,171	Mar-11	(464,603)
Japanese Government Bond 10 yr (Short)	21	36,373,614	Mar-11	(286,886)
Japanese Government Bond 10 yr Mini (Long)	27	4,676,608	Mar-11	200
MSCI EAFE Index E-Mini (Long)	60	4,983,000	Mar-11	112,980
NASDAQ 100 Index E-Mini (Short)	284	12,586,880	Mar-11	(96,844)
OMXS 30 Index (Short)	268	4,621,068	Jan-11	(29,156)
Russell 2000 Index Mini (Long)	88	6,884,240	Mar-11	(57,713)
Russell 2000 Index Mini (Short)	46	3,598,580	Mar-11	(86,572)
S&P 500 Index (Long)	24	7,518,000	Mar-11	124,360
S&P 500 Index E-Mini (Long)	5405	338,623,250	Mar-11	7,907,515
S&P 500 Index E-Mini (Short)	1871	117,218,150	Mar-11	(1,843,306)
S&P Mid Cap 400 Index E-Mini (Long)	874	79,123,220	Mar-11	1,411,405
S&P/TSX 60 Index (Long)	94	14,486,670	Mar-11	9,444
SGX MSCI Singapore Index (Short)	36	2,120,796	Jan-11	(20,345)
SPI 200 Index (Short)	142	17,191,977	Mar-11	148,375
Tokyo Price Index (Long)	385	42,493,225	Mar-11	502,765
Tokyo Price Index (Short)	151	16,666,174	Mar-11	(331,928)
U.K. Gilt 10 yr (Long)	109	20,312,219	Mar-11	44,574
U.S. Treasury Bond 20 yr (Long)	277	33,828,625	Mar-11	(1,109,479)
U.S. Treasury Bond 30 yr (Long)	456	57,954,750	Mar-11	(1,033,241)
U.S. Treasury Note 2 yr (Long)	34	7,442,813	Mar-11	(9,096)
U.S. Treasury Note 2 yr (Short)	162	35,462,813	Mar-11	30,068
U.S. Treasury Note 5 yr (Long)	157	18,481,844	Mar-11	(34,454)
U.S. Treasury Note 5 yr (Short)	359	42,261,031	Mar-11	801,982
U.S. Treasury Note 10 yr (Long)	43	5,178,813	Mar-11	19,278
U.S. Treasury Note 10 yr (Short)	37	4,456,188	Mar-11	(3,711)

Total				$6,120,902

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $19,015,066) (Unaudited)
		Expiration
	Contract	date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	$8,520,000	Aug-11/4.49	$93,720
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	8,520,000	Aug-11/4.49	673,080
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.525% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	19,608,000	Jul-11/4.525	175,258
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.525% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	19,608,000	Jul-11/4.525	1,624,477
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month
USD-LIBOR-BBA maturing August 19, 2021.	5,547,000	Aug-11/4.475	64,955
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month
USD-LIBOR-BBA maturing August 19, 2021.	5,547,000	Aug-11/4.475	434,663
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	4,260,000	Aug-11/4.55	44,432
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	4,260,000	Aug-11/4.55	356,732
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month
USD-LIBOR-BBA maturing August 8, 2021.	5,111,000	Aug-11/4.70	40,172
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month
USD-LIBOR-BBA maturing August 8, 2021.	5,111,000	Aug-11/4.70	486,056
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.745% versus the three
month USD-LIBOR-BBA maturing July 27, 2021.	29,412,000	Jul-11/4.745	191,520
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.745% versus the three
month USD-LIBOR-BBA maturing July 27, 2021.	29,412,000	Jul-11/4.745	2,916,143
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	9,194,500	Jul-11/4.5475	73,556
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	9,194,500	Jul-11/4.5475	781,441
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	18,389,000	Jul-11/4.52	165,501
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	18,389,000	Jul-11/4.52	1,526,103
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	19,608,000	Jul-11/4.46	192,975
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	19,608,000	Jul-11/4.46	1,533,012
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.375% versus the
three month USD-LIBOR-BBA maturing August 10, 2045.	204,400	Aug-15/4.375	29,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.375% versus the
three month USD-LIBOR-BBA maturing August 10, 2045.	204,400	Aug-15/4.375	17,783
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing August 07, 2045.	204,400	Aug-15/4.46	28,536
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing August 07, 2045.	204,400	Aug-15/4.46	18,852
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 3.565% versus the
three month USD-LIBOR-BBA maturing January 25, 2041.	28,290,800	Jan-11/3.565	2,825,119
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 3.565% versus the
three month USD-LIBOR-BBA maturing January 25, 2041.	28,290,800	Jan-11/3.565	9,336
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 5.27% versus the
three month USD-LIBOR-BBA maturing February 12, 2025.	2,187,480	Feb-15/5.27	119,336
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.27% versus the
three month USD-LIBOR-BBA maturing February 12, 2025.	2,187,480	Feb-15/5.27	181,058
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	4,114,000	May-12/5.51	49,283
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.51% versus the

three month USD-LIBOR-BBA maturing May 14, 2022.		4,114,000	May-12/5.51	548,521
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the
three month USD-LIBOR-BBA maturing March 9, 2021.		20,722,200	Mar-11/4.7375	9,325
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.665% versus the
three month USD-LIBOR-BBA maturing March 8, 2021.		20,722,200	Mar-11/4.665	10,361
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six
month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	13,400,000	Dec-11/0.578	13,045
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six
month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	13,400,000	Dec-11/0.602	14,829

Total				$15,249,139

Putnam Asset Allocation: Growth Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/10 (proceeds receivable $40,321,407) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, January 1, 2026	$22,000,000	1/19/11	$22,651,407
FNMA, 4s, January 1, 2041	18,000,000	1/13/11	17,905,781

Total			$40,557,188

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$32,844,100		$2,274	12/6/12	3 month USD-LIBOR-BBA	0.79%	$34,772

GBP	2,010,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	57,553

GBP	1,280,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	(30,216)

GBP	2,020,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	64,329

GBP	2,976,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	(47,796)

GBP	5,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	111,508

AUD	2,720,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(6,466)

AUD	5,010,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(86,667)

AUD	2,550,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	89,418

AUD	2,540,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	69,399

AUD	5,000,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(51,390)

AUD	7,040,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(84,694)

AUD	4,050,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	128,983

GBP	8,070,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	47,951

GBP	4,730,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(42,808)

	$14,555,900		8,709	7/23/15	1.90%	3 month USD-LIBOR-BBA	(49,283)

Barclays Bank PLC
AUD	2,420,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	34,787

AUD	2,880,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(46,198)

	$12,847,800	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(852,580)

AUD	5,730,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	66,482

AUD	1,710,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	23,741

	$105,300,000		251,910	10/25/16	3 month USD-LIBOR-BBA	1.65%	(4,258,071)

	1,820,900		20,291	10/28/30	3 month USD-LIBOR-BBA	3.38%	(130,617)

	29,852,400		(166,664)	10/28/18	2.27%	3 month USD-LIBOR-BBA	1,308,590

	18,753,500		(13,925)	10/28/12	0.52%	3 month USD-LIBOR-BBA	43,475

	8,109,500		(7,780)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(248,589)

	18,219,800		(52,392)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(1,033,250)

GBP	3,380,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	203,109

GBP	3,380,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	228,653

AUD	4,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(128,114)

	$990,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	145,252

	14,786,100		--	11/23/15	1.7575%	3 month USD-LIBOR-BBA	235,734

AUD	5,360,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(56,188)

	$4,192,400		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	845

AUD	5,360,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(10,601)

	$1,632,600		8,772	6/29/40	3.9%	3 month USD-LIBOR-BBA	69,012

Citibank, N.A.
	12,418,700		(3,929)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(95,534)

GBP	31,180,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	201,468

GBP	24,920,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(226,733)

GBP	7,400,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	28,347

	$6,110,200		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(152,428)

	4,887,800		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	281,808

	1,526,300		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(55,385)

	2,276,600		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	134,955

SEK	16,990,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	75,553

SEK	28,100,000		--	12/7/20	3.51%	3 month SEK-STIBOR-SIDE	39,120

	$51,112,800		(14,064)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(77,023)

	1,097,200		301	12/10/12	3 month USD-LIBOR-BBA	0.81%	1,652

	7,100,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(24,592)

	161,376,600		(43,696)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(1,748,692)

Credit Suisse International
	102,030,100		(576,739)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(10,509,211)

	63,352,100		1,513	3/19/11	3 month USD-LIBOR-BBA	0.5%	111,209

	107,928,000		(30,006)	5/19/16	3 month USD-LIBOR-BBA	2.75%	2,673,446

	2,970,500		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(69,966)

CHF	4,850,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	5,660

	$7,200,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(287,566)

CHF	4,030,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(16,271)

MXN	23,310,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(56,277)

	$11,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	445,702

	2,700,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(168,281)

	8,144,400		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(468,486)

	14,581,000		3,955	11/3/12	3 month USD-LIBOR-BBA	0.50%	(51,307)

	1,526,300		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(54,913)

	2,276,600		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	135,210

	1,209,400		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	29,857

	4,800,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(154,837)

CHF	15,710,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(128,835)

CHF	15,710,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(112,605)

	$127,471,000		(57,582)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(3,790,699)

	5,088,800		(15,514)	7/8/40	3 month USD-LIBOR-BBA	3.76%	(242,093)

GBP	8,100,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(50,971)

GBP	4,490,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	15,242

Deutsche Bank AG
	$25,195,000		(31,139)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(971,050)

	35,380,600		(93,272)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(1,784,594)

	35,538,700		(25,183)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(1,245,878)

	22,487,200		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,260,032)

	42,328,400		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,356,097

	41,131,200		96,354	7/27/20	3 month USD-LIBOR-BBA	2.94%	(716,488)

MXN	23,310,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(41,055)

	$12,023,300		2,120	12/31/14	1.91%	3 month USD-LIBOR-BBA	(79,454)

	1,273,800		290	12/31/20	3 month USD-LIBOR-BBA	3.55%	19,728

	5,523,900		19,870	12/31/40	4.28%	3 month USD-LIBOR-BBA	(144,248)

	6,000,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	23,859

	855,400		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	8,479

EUR	20,010,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(47,872)

	$1,247,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	14,091

Goldman Sachs International

AUD	1,157,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	12,349

AUD	3,510,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	38,345

SEK	13,500,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	8,137

CHF	20,310,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(11,555)

	$74,509,300		407,354	7/13/25	3 month USD-LIBOR-BBA	3.49%	(1,265,803)

	24,344,000		--	7/20/40	3 month USD-LIBOR-BBA	3.7275%	(1,255,078)

	5,069,500		(1,248)	10/1/13	0.84%	3 month USD-LIBOR-BBA	33,281

GBP	3,230,000		--	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	167,037

	$18,587,100		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(174,309)

	4,759,600		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	296,751

AUD	5,000,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(85,019)

AUD	2,540,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	88,391

AUD	2,210,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	24,958

JPMorgan Chase Bank, N.A.
	$44,865,900		(34,913)	2/26/11	3 month USD-LIBOR-BBA	0.56%	57,822

AUD	5,730,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	17,909

AUD	4,297,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	5,988

	$37,233,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(4,120,453)

	20,500,000		--	12/6/20	3.1775%	3 month USD-LIBOR-BBA	305,912

	3,000,000		--	12/6/40	3 month USD-LIBOR-BBA	4.0025%	(52,349)

	28,600,000		--	12/6/15	3 month USD-LIBOR-BBA	1.9375%	(249,211)

	33,800,000		--	12/6/12	3 month USD-LIBOR-BBA	0.78375%	29,241

JPY	832,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(96,810)

GBP	10,480,000		--	12/6/12	6 month GBP-LIBOR-BBA	1.373%	(41,222)

	$13,926,400		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(40,099)

	9,382,500	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(102,363)

	961,700		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(41,651)

	12,847,800	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(773,309)

	13,401,600		(313,597)	9/20/20	3 month USD-LIBOR-BBA	3.995%	584,537

	8,934,500		(208,174)	9/20/20	3 month USD-LIBOR-BBA	3.965%	366,965

	2,570,000		--	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(9,841)

	3,000,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	15,644

GBP	10,480,000		--	12/23/12	1.582%	6 month GBP-LIBOR-BBA	(15,688)

GBP	2,410,400		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	31,909

	$3,100,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	4,544

	5,300,000		--	1/4/21	3.4675%	3 month USD-LIBOR-BBA	(37,842)

	11,600,000		--	1/4/13	3 month USD-LIBOR-BBA	0.8575%	14,877

	18,920,900		(10,621)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(1,441,536)

	24,344,000		--	7/20/40	3 month USD-LIBOR-BBA	3.7225%	(1,277,045)

	10,060,900		--	7/22/12	3 month USD-LIBOR-BBA	0.8075%	62,253

	899,800		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	42,935

MXN	3,330,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(5,872)

AUD	5,100,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	2,962

JPY	751,800,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(66,662)

AUD	4,297,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	43,003

	$16,330,500		--	8/12/15	1.7325%	3 month USD-LIBOR-BBA	99,899

	2,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	81,037

AUD	4,680,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	139,833

	$6,450,200		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(34,091)

	19,780,700		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(600,816)

	18,964,400		--	11/12/40	3.775%	3 month USD-LIBOR-BBA	1,046,617

	69,800,200		--	11/12/15	3 month USD-LIBOR-BBA	1.435%	(2,118,681)

	1,793,000		--	11/12/40	3.90%	3 month USD-LIBOR-BBA	59,220

	6,500,000		--	1/4/21	3 month USD-LIBOR-BBA	3.47%	47,840

	6,600,000		--	1/4/41	3 month USD-LIBOR-BBA	4.195%	89,166

	1,000,000		--	1/4/16	2.2655%	3 month USD-LIBOR-BBA	(4,160)

JPY	749,720,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	23,326

AUD	5,790,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(101,595)

AUD	2,870,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	105,955

CAD	2,400,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	37,228

	$23,915,200		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	7,326

JPY	293,300,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	38,586

JPY	394,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(63,045)

PLN	10,550,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	74,657

MXN	12,390,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(42,680)

GBP	7,290,000		--	11/17/12	6 month GBP-LIBOR-BBA	1.44107%	3,478

	$2,951,800		--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(73,370)

	64,800,000		--	12/1/12	3 month USD-LIBOR-BBA	0.759%	33,545

	75,600,000		--	12/1/15	3 month USD-LIBOR-BBA	1.773%	(1,212,423)

	51,800,000		--	12/1/20	2.985%	3 month USD-LIBOR-BBA	1,613,950

	5,900,000		--	12/1/40	3 month USD-LIBOR-BBA	3.845%	(264,206)

	2,893,300		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(3,876)

	17,622,000		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(22,554)

	74,621,700		148,678	7/16/15	2.14%	3 month USD-LIBOR-BBA	(1,068,113)

	21,221,900		79,747	7/16/40	3.88%	3 month USD-LIBOR-BBA	583,743

	22,672,800		(802,617)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(2,073,553)

UBS, AG
	7,625,700		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(6,002)

Total							$(35,943,554)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$1,010,238		$--	1/12/39	5.50% (1 month	Synthetic TRS	$5,117
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
shares	370,034		--	10/17/11	(3 month USD-	iShares MSCI	467,152
					LIBOR-BBA minus	Emerging Markets
					0.075%)	Index

GBP	4,150,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	23,207
						UK Retail Price
						Index

Credit Suisse International
units	5,256		--	7/15/11	(1 month USD-	The Middle East	231,927
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	781,299		--	8/25/11	(3 month USD-	iShares MSCI	1,289,519
					LIBOR-BBA minus	Emerging Markets
					0.20%)	Index

units	2,106		--	7/15/11	(3 month USD-	The Middle East	6,007
					LIBOR-BBA plus 1%)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU5

Goldman Sachs International
	$2,075,000		--	7/28/11	(0.685%)	USA Non Revised	12,927
						Consumer Price
						Index- Urban
						(CPI-U)

	2,075,000		--	7/29/11	(0.76%)	USA Non Revised	11,367
						Consumer Price
						Index- Urban
						(CPI-U)

	2,075,000		--	7/30/11	(0.73%)	USA Non Revised	11,984
						Consumer Price
						Index- Urban
						(CPI-U)

baskets	8,867		--	11/26/11	(3 month USD-	A basket	370,948
					LIBOR-BBA plus	(GSPMGCC2)
					75 bp)	of common stocks

baskets	651	(F)	--	9/26/11	(1 month USD-	A basket	1,440
					LIBOR-BBA plus 60	(GSGLPMIN)
					bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	966,887		--	10/20/11	(3 month USD-	iShares MSCI	1,900,053
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

EUR	2,470,000		--	8/10/12	(1.435%)	Eurostat	25,885
						Eurozone HICP
						excluding tobacco

Total							$4,357,533

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX NA IG Series 15
Version 1 Index	BBB+	$(12,798)		$3,500,000	12/20/15	100 bp	$13,009

Hanson Plc, 7 7/8%,
9/27/10	--	--		1,535,000	9/20/16	(71 bp)	98,092

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(10,504)		1,180,000	12/20/19	(100 bp)	171,795

DJ CDX NA HY Series 15
Version 1 Index	B+	1,009,001		31,655,000	12/20/15	500 bp	2,009,829

DJ CDX NA HY Series 15
Version 1 Index	B+	700,954		20,769,000	12/20/15	500 bp	1,357,600

DJ CMB NA CMBX AJ Index	--	(79,093)		246,000	2/17/51	(96 bp)	(12,916)

Deutsche Bank AG
DJ CDX NA HY Series 15
Version 1 Index	B+	29,844		955,000	12/20/15	500 bp	60,038

DJ CDX NA IG Series 15
Version 1 Index	BBB+	3,068		960,000	12/20/15	100 bp	10,146

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		460,000	9/20/13	109 bp	1,142

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		775,000	12/20/13	112 bp	11,542

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	435,000	9/20/13	715 bp	67,113

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	605,000	9/20/13	477 bp	57,973

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	605,000	9/20/13	535 bp	70,440

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$340,000	9/20/13	495 bp	30,644

Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	1,195,000	3/20/13	680 bp	(568,631)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$860,000	12/20/13	118.1 bp	9,790

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 15
Version 1 Index	B+	984,555		30,888,000	12/20/15	500 bp	1,961,131

DJ CDX NA HY Series 15
Version 1 Index	B+	669,273		20,593,000	12/20/15	500 bp	1,320,354

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		815,000	12/20/13	113 bp	12,377

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(40,625)	EUR	3,414,000	12/20/14	(500 bp)	(298,083)

UBS, AG
Hanson PLC., 7 7/8%,
9/27/10	--	--		$610,000	9/20/16	(250 bp)	(17,607)

Total							$6,365,778

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $458,486,738) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/19/11	$4,411,260	$4,139,091	$(272,169)
	Brazilian Real	Buy	1/19/11	2,287,164	2,236,194	50,970
	British Pound	Buy	1/19/11	2,172,812	2,166,291	6,521
	Canadian Dollar	Sell	1/19/11	3,162,900	3,104,088	(58,812)
	Chilean Peso	Sell	1/19/11	69,074	67,048	(2,026)
	Czech Koruna	Buy	1/19/11	192,628	192,585	43
	Euro	Sell	1/19/11	21,730,043	21,298,156	(431,887)
	Japanese Yen	Buy	1/19/11	1,682,500	1,622,637	59,863
	Mexican Peso	Sell	1/19/11	1,441,024	1,438,203	(2,821)
	Norwegian Krone	Buy	1/19/11	1,867,548	1,812,558	54,990
	Singapore Dollar	Sell	1/19/11	1,940,652	1,913,865	(26,787)
	South Korean Won	Buy	1/19/11	1,419,365	1,391,956	27,409
	Swedish Krona	Buy	1/19/11	1,408,006	1,365,266	42,740
	Swiss Franc	Buy	1/19/11	973,439	916,749	56,690
	Taiwan Dollar	Buy	1/19/11	280,949	270,963	9,986
	Turkish Lira (New)	Buy	1/19/11	1,006,694	1,049,538	(42,844)

Barclays Bank PLC
	Australian Dollar	Buy	1/19/11	5,245,102	5,048,188	196,914
	Brazilian Real	Buy	1/19/11	1,432,638	1,402,693	29,945
	British Pound	Sell	1/19/11	6,328,974	6,324,645	(4,329)
	Canadian Dollar	Sell	1/19/11	2,671,233	2,629,897	(41,336)
	Chilean Peso	Buy	1/19/11	1,446,198	1,434,226	11,972
	Czech Koruna	Buy	1/19/11	936,845	936,513	332
	Euro	Sell	1/19/11	9,493	91,424	81,931
	Hong Kong Dollar	Sell	1/19/11	251,256	251,643	387
	Hungarian Forint	Sell	1/19/11	766,545	758,018	(8,527)
	Japanese Yen	Sell	1/19/11	10,988,380	10,687,574	(300,806)
	Mexican Peso	Buy	1/19/11	619,341	618,103	1,238
	New Zealand Dollar	Sell	1/19/11	731,872	734,033	2,161
	Norwegian Krone	Buy	1/19/11	4,969,203	4,831,370	137,833
	Polish Zloty	Buy	1/19/11	745,422	726,664	18,758
	Singapore Dollar	Sell	1/19/11	1,751,646	1,732,025	(19,621)
	South Korean Won	Buy	1/19/11	1,019,584	1,007,919	11,665
	Swedish Krona	Sell	1/19/11	800,623	781,963	(18,660)
	Swiss Franc	Buy	1/19/11	1,689,194	1,569,987	119,207
	Taiwan Dollar	Sell	1/19/11	644,421	621,515	(22,906)
	Turkish Lira (New)	Sell	1/19/11	264,960	270,265	5,305

Citibank, N.A.
	Australian Dollar	Buy	1/19/11	5,317,646	4,987,889	329,757
	Brazilian Real	Sell	1/19/11	698,334	695,035	(3,299)
	British Pound	Buy	1/19/11	1,388,922	1,384,326	4,596
	Canadian Dollar	Buy	1/19/11	278,170	271,469	6,701
	Chilean Peso	Buy	1/19/11	505,792	492,025	13,767
	Czech Koruna	Sell	1/19/11	317,971	318,829	858
	Danish Krone	Sell	1/19/11	1,095,832	1,088,255	(7,577)
	Euro	Sell	1/19/11	2,187,512	2,137,614	(49,898)
	Hong Kong Dollar	Sell	1/19/11	163,605	163,834	229
	Hungarian Forint	Sell	1/19/11	56,044	55,388	(656)
	Japanese Yen	Buy	1/19/11	4,751,147	4,581,612	169,535
	Mexican Peso	Buy	1/19/11	2,434,095	2,423,934	10,161
	New Zealand Dollar	Sell	1/19/11	420,601	409,461	(11,140)
	Norwegian Krone	Buy	1/19/11	530,167	508,088	22,079
	Polish Zloty	Buy	1/19/11	91,385	90,627	758
	Singapore Dollar	Sell	1/19/11	651,555	642,295	(9,260)
	South African Rand	Buy	1/19/11	2,994,113	2,856,363	137,750
	South Korean Won	Buy	1/19/11	1,641,229	1,615,614	25,615
	Swedish Krona	Buy	1/19/11	700,152	680,212	19,940
	Swiss Franc	Sell	1/19/11	3,654,921	3,403,411	(251,510)
	Taiwan Dollar	Buy	1/19/11	617,403	596,050	21,353
	Turkish Lira (New)	Buy	1/19/11	572,387	597,554	(25,167)

Credit Suisse AG
	Australian Dollar	Buy	1/19/11	474,394	488,838	(14,444)
	British Pound	Sell	1/19/11	5,926	19,053	13,127
	Canadian Dollar	Sell	1/19/11	7,950,331	7,809,139	(141,192)
	Euro	Sell	1/19/11	3,784,957	3,725,077	(59,880)
	Japanese Yen	Sell	1/19/11	18,026,562	17,383,115	(643,447)
	Malaysian Ringgit	Buy	1/19/11	1,420,292	1,393,611	26,681
	Norwegian Krone	Buy	1/19/11	6,008,576	5,811,794	196,782
	Polish Zloty	Buy	1/19/11	19,361	18,841	520
	South African Rand	Buy	1/19/11	1,201,413	1,174,790	26,623
	South Korean Won	Buy	1/19/11	708,640	696,112	12,528
	Swedish Krona	Buy	1/19/11	149,343	144,917	4,426
	Swiss Franc	Sell	1/19/11	6,719,182	6,255,309	(463,873)
	Taiwan Dollar	Sell	1/19/11	722,955	701,434	(21,521)
	Turkish Lira (New)	Buy	1/19/11	1,134,545	1,181,754	(47,209)

Deutsche Bank AG
	Australian Dollar	Buy	1/19/11	5,345,028	5,013,939	331,089
	Brazilian Real	Buy	1/19/11	1,313,617	1,276,454	37,163
	Canadian Dollar	Buy	1/19/11	3,323,877	3,243,633	80,244
	Chilean Peso	Sell	1/19/11	52,179	50,770	(1,409)
	Czech Koruna	Buy	1/19/11	650,663	650,696	(33)

Euro	Sell	1/19/11	4,897,165	4,794,230	(102,935)
Hungarian Forint	Sell	1/19/11	62,594	62,734	140
Malaysian Ringgit	Buy	1/19/11	1,398,555	1,372,671	25,884
Mexican Peso	Sell	1/19/11	86,660	86,241	(419)
New Zealand Dollar	Sell	1/19/11	714,377	678,827	(35,550)
Norwegian Krone	Buy	1/19/11	90,154	86,299	3,855
Polish Zloty	Sell	1/19/11	2,636,118	2,616,139	(19,979)
Singapore Dollar	Sell	1/19/11	1,401,504	1,381,151	(20,353)
South Korean Won	Buy	1/19/11	681,685	672,108	9,577
Swedish Krona	Buy	1/19/11	2,836,881	2,753,400	83,481
Swiss Franc	Buy	1/19/11	1,182,821	1,101,448	81,373
Taiwan Dollar	Sell	1/19/11	844	813	(31)
Turkish Lira (New)	Sell	1/19/11	608,962	620,789	11,827

Goldman Sachs International
Australian Dollar	Buy	1/19/11	2,924,118	2,744,276	179,842
British Pound	Sell	1/19/11	5,611,357	5,556,200	(55,157)
Canadian Dollar	Sell	1/19/11	5,372,993	5,250,344	(122,649)
Chilean Peso	Buy	1/19/11	675,142	656,766	18,376
Euro	Sell	1/19/11	5,411,819	5,288,940	(122,879)
Hungarian Forint	Buy	1/19/11	1,267,845	1,270,739	(2,894)
Japanese Yen	Sell	1/19/11	2,511,335	2,420,803	(90,532)
Norwegian Krone	Buy	1/19/11	3,781,254	3,620,506	160,748
Polish Zloty	Buy	1/19/11	611,780	607,740	4,040
South African Rand	Buy	1/19/11	586,729	547,728	39,001
Swedish Krona	Sell	1/19/11	3,851,583	3,741,347	(110,236)
Swiss Franc	Buy	1/19/11	44,982	38,024	6,958

HSBC Bank USA, National Association
Australian Dollar	Buy	1/19/11	10,091,961	9,618,406	473,555
British Pound	Buy	1/19/11	5,175,414	5,159,749	15,665
Euro	Sell	1/19/11	6,718,042	6,647,017	(71,025)
Japanese Yen	Buy	1/19/11	217,521	209,775	7,746
New Zealand Dollar	Sell	1/19/11	2,068,169	2,015,574	(52,595)
Norwegian Krone	Sell	1/19/11	6,126,826	5,865,496	(261,330)
Singapore Dollar	Sell	1/19/11	4,422,864	4,361,982	(60,882)
South Korean Won	Buy	1/19/11	354,909	350,694	4,215
Swiss Franc	Buy	1/19/11	2,240,870	2,089,163	151,707
Taiwan Dollar	Sell	1/19/11	1,645,398	1,584,712	(60,686)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	1/19/11	6,055,955	5,675,376	380,579
Brazilian Real	Buy	1/19/11	681,459	667,529	13,930
British Pound	Buy	1/19/11	7,437,212	7,410,934	26,278
Canadian Dollar	Sell	1/19/11	6,129,474	5,979,916	(149,558)
Chilean Peso	Buy	1/19/11	295,633	293,941	1,692
Czech Koruna	Sell	1/19/11	43,723	43,713	(10)
Euro	Sell	1/19/11	10,688,322	10,452,399	(235,923)
Hong Kong Dollar	Sell	1/19/11	1,940,309	1,942,707	2,398
Hungarian Forint	Sell	1/19/11	1,842,716	1,837,746	(4,970)
Japanese Yen	Sell	1/19/11	2,109,400	2,030,619	(78,781)
Malaysian Ringgit	Buy	1/19/11	1,159,934	1,138,868	21,066
Mexican Peso	Buy	1/19/11	102,308	101,376	932
New Zealand Dollar	Sell	1/19/11	23,717	23,084	(633)
Norwegian Krone	Buy	1/19/11	1,146,731	1,099,336	47,395
Polish Zloty	Buy	1/19/11	2,490,420	2,479,700	10,720
Singapore Dollar	Sell	1/19/11	983,871	970,991	(12,880)
South African Rand	Buy	1/19/11	792,806	752,061	40,745
South Korean Won	Sell	1/19/11	68,732	67,886	(846)
Swedish Krona	Buy	1/19/11	4,581,482	4,444,885	136,597
Swiss Franc	Sell	1/19/11	6,818,893	6,349,339	(469,554)
Taiwan Dollar	Sell	1/19/11	859,546	825,489	(34,057)
Turkish Lira (New)	Buy	1/19/11	688,327	717,651	(29,324)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	1/19/11	9,615,595	9,158,809	456,786
Brazilian Real	Buy	1/19/11	1,410,599	1,379,544	31,055
British Pound	Sell	1/19/11	2,530,373	2,500,429	(29,944)
Canadian Dollar	Sell	1/19/11	2,585,572	2,522,614	(62,958)
Czech Koruna	Buy	1/19/11	552,187	539,888	12,299
Euro	Buy	1/19/11	3,567,944	3,540,055	27,889
Hungarian Forint	Sell	1/19/11	621,279	613,844	(7,435)
Japanese Yen	Sell	1/19/11	1,828,541	1,764,005	(64,536)
Malaysian Ringgit	Buy	1/19/11	1,420,325	1,393,864	26,461
Norwegian Krone	Buy	1/19/11	3,636,007	3,558,744	77,263
Polish Zloty	Buy	1/19/11	775,525	754,725	20,800
Singapore Dollar	Sell	1/19/11	1,426,570	1,411,383	(15,187)
South African Rand	Buy	1/19/11	1,449,586	1,402,946	46,640
Swedish Krona	Buy	1/19/11	4,133,691	4,011,294	122,397
Swiss Franc	Sell	1/19/11	1,820,713	1,694,915	(125,798)
Taiwan Dollar	Sell	1/19/11	721,421	698,320	(23,101)
Turkish Lira (New)	Sell	1/19/11	575,753	586,617	10,864

State Street Bank and Trust Co.
Australian Dollar	Buy	1/19/11	1,155,894	1,084,136	71,758
British Pound	Buy	1/19/11	3,403,459	3,393,218	10,241
Canadian Dollar	Sell	1/19/11	2,269,242	2,224,474	(44,768)
Euro	Sell	1/19/11	8,271,897	8,167,533	(104,364)
Hungarian Forint	Sell	1/19/11	57,362	56,622	(740)
Japanese Yen	Sell	1/19/11	141,408	136,800	(4,608)
Malaysian Ringgit	Buy	1/19/11	1,497,813	1,472,109	25,704
Mexican Peso	Sell	1/19/11	3,471	3,455	(16)
Norwegian Krone	Buy	1/19/11	1,023,576	1,010,947	12,629

Polish Zloty	Buy	1/19/11	699,663	696,389	3,274
Swedish Krona	Buy	1/19/11	4,802,458	4,660,914	141,544
Swiss Franc	Sell	1/19/11	7,448,217	6,933,876	(514,341)
Taiwan Dollar	Sell	1/19/11	698,400	669,237	(29,163)

UBS AG
Australian Dollar	Buy	1/19/11	5,828,925	5,628,753	200,172
British Pound	Sell	1/19/11	6,330,534	6,287,136	(43,398)
Canadian Dollar	Sell	1/19/11	3,376,398	3,339,160	(37,238)
Czech Koruna	Buy	1/19/11	689,308	689,101	207
Euro	Buy	1/19/11	2,547,997	2,525,197	22,800
Hungarian Forint	Sell	1/19/11	704,176	695,881	(8,295)
Japanese Yen	Sell	1/19/11	2,930,599	2,828,210	(102,389)
Mexican Peso	Sell	1/19/11	182,528	180,529	(1,999)
Norwegian Krone	Buy	1/19/11	3,874,684	3,763,293	111,391
Polish Zloty	Buy	1/19/11	719,596	699,542	20,054
South African Rand	Sell	1/19/11	1,322,783	1,261,836	(60,947)
Swedish Krona	Buy	1/19/11	762,178	739,863	22,315
Swiss Franc	Sell	1/19/11	851,344	803,250	(48,094)

Westpac Banking Corp.
Australian Dollar	Buy	1/19/11	8,656,283	8,259,768	396,515
British Pound	Sell	1/19/11	416,193	408,790	(7,403)
Canadian Dollar	Sell	1/19/11	653,146	637,706	(15,440)
Euro	Sell	1/19/11	27,943,486	27,391,306	(552,180)
Japanese Yen	Sell	1/19/11	1,458,944	1,407,571	(51,373)
New Zealand Dollar	Sell	1/19/11	151,864	147,873	(3,991)
Norwegian Krone	Buy	1/19/11	1,954,752	1,873,692	81,060
Swedish Krona	Buy	1/19/11	3,648,184	3,547,751	100,433
Swiss Franc	Sell	1/19/11	1,718,539	1,667,446	(51,093)

Total					$(790,498)

Putnam Asset Allocation: Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	6	$580,124	Mar-11	$6,075
Canadian Government Bond 10 yr (Long)	145	17,851,532	Mar-11	76,642
Euro STOXX 50 Index (Long)	241	9,003,753	Mar-11	(218,323)
Euro STOXX 50 Index (Short)	743	27,758,458	Mar-11	660,991
Euro-Bobl 5 yr (Short)	9	1,429,440	Mar-11	5,745
Euro-Bund 10 yr (Long)	52	8,713,030	Mar-11	(4,770)
Euro-Schatz 2 yr (Long)	14	2,040,585	Mar-11	(1,404)
FTSE 100 Index (Short)	323	29,685,083	Mar-11	(343,403)
Japanese Government Bond 10 yr (Short)	18	31,177,384	Mar-11	(220,475)
MSCI EAFE Index E-Mini (Long)	67	5,564,350	Mar-11	126,161
NASDAQ 100 Index E-Mini (Short)	238	10,548,160	Mar-11	(81,158)
OMXS 30 Index (Short)	315	5,431,480	Jan-11	(34,270)
Russell 2000 Index Mini (Long)	70	5,476,100	Mar-11	(45,908)
Russell 2000 Index Mini (Short)	67	5,241,410	Mar-11	(128,094)
S&P 500 Index (Long)	21	6,578,250	Mar-11	112,671
S&P 500 Index E-Mini (Long)	2,682	168,027,300	Mar-11	3,923,766
S&P 500 Index E-Mini (Short)	1,511	94,664,150	Mar-11	(1,489,567)
S&P Mid Cap 400 Index E-Mini (Long)	421	38,113,130	Mar-11	596,285
S&P/TSX 60 Index (Long)	58	8,938,584	Mar-11	5,827
SGX MSCI Singapore Index (Short)	38	2,238,618	Jan-11	(21,476)
SPI 200 Index (Short)	79	9,564,551	Mar-11	82,547
Tokyo Price Index (Long)	256	28,255,235	Mar-11	380,115
Tokyo Price Index (Short)	152	16,776,546	Mar-11	(334,127)
U.K. Gilt 10 yr (Long)	111	20,684,920	Mar-11	47,734
U.S. Treasury Bond 20 yr (Long)	1,080	131,895,000	Mar-11	(4,228,622)
U.S. Treasury Bond 30 yr (Long)	538	68,376,438	Mar-11	(1,287,991)
U.S. Treasury Note 2 yr (Long)	9	1,970,156	Mar-11	(2,408)
U.S. Treasury Note 2 yr (Short)	151	33,054,844	Mar-11	28,025
U.S. Treasury Note 5 yr (Long)	651	76,634,906	Mar-11	93,052
U.S. Treasury Note 5 yr (Short)	72	8,475,750	Mar-11	45,270
U.S. Treasury Note 10 yr (Long)	98	11,802,875	Mar-11	41,173
U.S. Treasury Note 10 yr (Short)	349	42,032,688	Mar-11	(46,398)

Total				$(2,256,315)

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $20,359,992) (Unaudited)

		Expiration
	Contract	date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	$9,568,000	Aug-11/4.49	$755,872
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	9,568,000	Aug-11/4.49	105,248
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.525% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	18,908,000	Jul-11/4.525	1,566,483
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.525% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,908,000	Jul-11/4.525	169,001
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	6,523,000	Aug-11/4.475	76,384
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	6,523,000	Aug-11/4.475	511,142
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	4,784,000	Aug-11/4.55	49,897
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	4,784,000	Aug-11/4.55	400,612
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	4,305,000	Aug-11/4.7	33,837
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	4,305,000	Aug-11/4.7	409,406
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing July 27, 2021.	28,362,000	Jul-11/4.745	184,683
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing July 27, 2021.	28,362,000	Jul-11/4.745	2,812,037
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	1,471,579
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	159,588
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,908,000	Jul-11/4.46	186,086
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,908,000	Jul-11/4.46	1,478,284
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	753,521
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	70,928
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 3.565% versus the
three month USD-LIBOR-BBA maturing January 25, 2041.	35,851,700	Jan-11/3.565	11,831
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 3.565% versus the
three month USD-LIBOR-BBA maturing January 25, 2041.	35,851,700	Jan-11/3.565	3,580,151
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,574,340	Feb-15/5.36	81,393
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,574,340	Feb-15/5.36	136,700
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 5.27% versus the
three month USD-LIBOR-BBA maturing February 12, 2025.	5,469,460	Feb-15/5.27	298,381
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.27% versus the
three month USD-LIBOR-BBA maturing February 12, 2025.	5,469,460	Feb-15/5.27	452,707
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	12,203,000	May-12/5.51	1,627,030
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	12,203,000	May-12/5.51	146,185
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the
three month USD-LIBOR-BBA maturing March 9, 2021.	13,610,800	Mar-11/4.7375	6,125
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.665% versus the

three month USD-LIBOR-BBA maturing March 8, 2021.		13,610,800	Mar-11/4.665	6,805
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the
six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	14,050,000	Dec-11/0.578	13,678
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the
six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	14,050,000	Dec-11/0.602	15,549

Total				$17,571,123

Putnam Asset Allocation: Balanced Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/10 (proceeds receivable $83,686,641) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, January 1, 2041	$37,000,000	1/13/11	$36,806,327
FNMA, 4s, January 1, 2026	45,000,000	1/19/11	46,332,424
GNMA, 4 1/2s, January 1, 2041	1,000,000	1/20/11	1,038,359

Total			$84,177,110

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$34,004,700		$2,354	12/6/12	3 month USD-LIBOR-BBA	0.79%	$36,001

GBP	2,100,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	60,130

GBP	1,330,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	(31,397)

GBP	2,110,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	67,195

GBP	3,106,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	(49,883)

GBP	5,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	111,508

AUD	2,850,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(6,775)

AUD	5,940,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(102,755)

AUD	3,130,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	109,756

AUD	3,110,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	84,972

AUD	5,910,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(60,743)

AUD	8,290,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(99,733)

AUD	4,930,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	157,009

GBP	10,620,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	63,103

GBP	6,220,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(56,293)

Barclays Bank PLC
AUD	3,150,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	45,281

AUD	3,410,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(54,700)

	$8,438,700	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(559,992)

	6,433,000		(184,949)	11/10/20	3 month USD-LIBOR-BBA	3.74%	57,162

AUD	7,430,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	86,206

AUD	2,030,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	28,184

	$20,048,600		28,239	10/22/15	1.35%	3 month USD-LIBOR-BBA	676,838

	9,502,400		(107,294)	10/28/30	3.38%	3 month USD-LIBOR-BBA	680,225

	15,868,400		(11,783)	10/28/12	0.52%	3 month USD-LIBOR-BBA	36,787

	7,039,000		19,727	11/3/20	2.69%	3 month USD-LIBOR-BBA	398,670

	8,629,000		(8,278)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(264,514)

GBP	3,460,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	207,917

GBP	3,460,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	234,065

AUD	5,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(160,142)

	$4,020,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	589,812

	3,125,000		--	9/1/40	3 month USD-LIBOR-BBA	3.35%	(385,119)

EUR	131,000		--	11/5/20	2.708%	6 month EUR-EURIBOR-REUTERS	8,018

	$24,702,200		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	1,368,240

	7,766,700		--	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(457,305)

	17,516,700		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(593,874)

	8,052,500		--	11/23/15	1.7575%	3 month USD-LIBOR-BBA	128,381

AUD	5,600,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(58,703)

	$4,721,800		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	952

AUD	5,600,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(11,076)

	$1,593,900		8,564	6/29/40	3.9%	3 month USD-LIBOR-BBA	67,376

Citibank, N.A.
	81,115,900		(25,665)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(624,004)

GBP	41,000,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	264,920

GBP	32,800,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(298,428)

GBP	9,740,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	37,310

	$5,580,600		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(139,217)

	6,388,600		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	368,337

	7,644,100		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(277,383)

	11,408,300		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	676,274

	17,516,700		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(602,360)

	24,140,800		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	1,358,254

	7,766,700		--	11/9/40	3 month USD-LIBOR-BBA	3.747%	(464,901)

SEK	17,680,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	78,621

SEK	29,400,000		--	12/7/20	3.51%	3 month SEK-STIBOR-SIDE	40,930

	$45,452,700		(12,507)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(68,494)

	4,900,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(16,972)

Credit Suisse International
	106,979,500		(604,714)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(11,019,004)

	56,927,300		1,360	3/19/11	3 month USD-LIBOR-BBA	0.5%	99,931

	3,956,700		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(93,195)

CHF	5,060,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	5,905

	$6,100,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(243,632)

CHF	5,260,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(21,237)

MXN	30,380,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(73,346)

	$7,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	283,629

	3,600,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(224,375)

	13,086,100		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(752,744)

	11,780,700		3,195	11/3/12	3 month USD-LIBOR-BBA	0.50%	(41,453)

	7,644,100		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(275,019)

	11,408,300		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	677,550

	1,482,800		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	36,607

	1,300,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(41,935)

CHF	20,630,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(169,182)

CHF	20,630,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(147,870)

GBP	10,480,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(65,948)

GBP	5,790,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	19,656

Deutsche Bank AG
	$59,321,000		(73,315)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(2,286,313)

	69,044,300		(182,018)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(3,482,588)

	1,119,900		28	11/3/12	3 month USD-LIBOR-BBA	0.50%	(4,086)

	23,349,900		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,308,372)

	43,952,600		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,408,132

	84,614,100		198,217	7/27/20	3 month USD-LIBOR-BBA	2.94%	(1,473,939)

MXN	30,380,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(53,507)

	$71,281,100		12,567	12/31/14	1.91%	3 month USD-LIBOR-BBA	(471,049)

	4,900,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	19,484

	139,700,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(6,062,869)

	2,968,300		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	29,424

EUR	20,950,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(50,121)

	$16,332,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	184,549

Goldman Sachs International
AUD	1,502,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	16,029

AUD	4,550,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	49,706

SEK	14,100,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	8,499

CHF	21,200,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(12,061)

	$160,123,700		875,422	7/13/25	3 month USD-LIBOR-BBA	3.49%	(2,720,266)

	40,171,500		--	7/20/40	3 month USD-LIBOR-BBA	3.7275%	(2,071,079)

GBP	3,350,000		--	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	173,243

	$80,830,000		86,370	5/12/15	2.52%	3 month USD-LIBOR-BBA	(2,273,324)

	96,270,300		(22,046)	5/12/13	3 month USD-LIBOR-BBA	1.64%	1,705,574

	32,363,700		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(303,505)

	9,012,900		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	561,935

AUD	5,930,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(100,832)

AUD	3,130,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	108,923

AUD	2,860,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	32,298

JPMorgan Chase Bank, N.A.
	$36,458,000		(28,370)	2/26/11	3 month USD-LIBOR-BBA	0.56%	46,986

AUD	7,430,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	23,222

AUD	5,572,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	7,765

	$118,568,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(13,121,527)

	58,200,000		--	12/6/20	3.1775%	3 month USD-LIBOR-BBA	868,493

	11,100,000		--	12/6/40	3 month USD-LIBOR-BBA	4.0025%	(193,691)

	70,800,000		--	12/6/15	3 month USD-LIBOR-BBA	1.9375%	(616,927)

	86,000,000		--	12/6/12	3 month USD-LIBOR-BBA	0.78375%	74,400

JPY	866,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(100,766)

GBP	13,780,000		--	12/6/12	6 month GBP-LIBOR-BBA	1.373%	(54,202)

	$14,545,200		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(41,881)

	11,282,300	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(123,090)

	2,204,700		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(95,484)

	8,438,700	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(507,925)

	8,035,400		(188,028)	9/20/20	3 month USD-LIBOR-BBA	3.995%	350,480

	5,356,900		(124,816)	9/20/20	3 month USD-LIBOR-BBA	3.965%	220,023

	7,840,500		358,311	10/14/20	4.02%	3 month USD-LIBOR-BBA	(155,665)

	3,010,000		--	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(11,525)

	1,600,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	8,343

GBP	13,780,000		--	12/23/12	1.582%	6 month GBP-LIBOR-BBA	(20,627)

GBP	3,169,400		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	41,957

	$3,200,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	4,691

	10,900,000		--	1/4/21	3.4675%	3 month USD-LIBOR-BBA	(77,826)

	4,100,000		--	1/4/13	3 month USD-LIBOR-BBA	0.8575%	5,258

	48,744,100		(27,362)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(3,713,690)

	40,171,500		--	7/20/40	3 month USD-LIBOR-BBA	3.7225%	(2,107,329)

	39,123,300		--	7/22/12	3 month USD-LIBOR-BBA	0.8075%	242,079

	3,556,300		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	169,694

MXN	4,340,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(7,654)

AUD	6,460,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	3,752

JPY	982,870,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(87,151)

AUD	5,572,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	55,761

	$1,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	40,518

AUD	4,800,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	143,418

	$19,659,600		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(103,907)

	5,155,900		--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(502,173)

	20,539,000		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(623,848)

	15,970,500		--	11/12/40	3.775%	3 month USD-LIBOR-BBA	881,388

	62,045,200		--	11/12/15	3 month USD-LIBOR-BBA	1.435%	(1,883,290)

	1,552,900		--	11/12/40	3.90%	3 month USD-LIBOR-BBA	51,290

	49,100,000		--	1/4/21	3 month USD-LIBOR-BBA	3.47%	361,376

	800,000		--	1/4/41	3 month USD-LIBOR-BBA	4.195%	10,808

	19,400,000		--	1/4/16	2.2655%	3 month USD-LIBOR-BBA	(80,704)

JPY	980,150,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	30,495

AUD	9,280,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(162,832)

AUD	4,510,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	166,501

CAD	2,470,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	30,677

	$24,679,200		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	7,560

	69,460,500		(51,435)	10/14/15	1.37%	3 month USD-LIBOR-BBA	2,072,948

JPY	372,000,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	48,940

JPY	500,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(79,962)

PLN	12,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	90,580

MXN	7,830,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(26,972)

GBP	9,590,000		--	11/17/12	6 month GBP-LIBOR-BBA	1.44107%	4,576

	$586,400		--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(14,576)

	500,000		--	12/1/20	2.9825%	3 month USD-LIBOR-BBA	15,690

	112,100,000		--	12/1/12	3 month USD-LIBOR-BBA	0.759%	58,030

	112,100,000		--	12/1/15	3 month USD-LIBOR-BBA	1.773%	(1,797,786)

	104,800,000		--	12/1/20	2.985%	3 month USD-LIBOR-BBA	3,265,289

	20,600,000		--	12/1/40	3 month USD-LIBOR-BBA	3.845%	(922,482)

	10,040,800		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(13,452)

	18,345,600		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(23,480)

	62,065,700		233,229	7/16/40	3.88%	3 month USD-LIBOR-BBA	1,707,219

	245,300		(8,684)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(22,434)

UBS, AG
	8,402,700		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(6,614)

Total							$(43,929,371)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$1,515,356		$--	1/12/39	5.50% (1 month	Synthetic TRS	$7,675
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
shares	295,208		--	10/17/11	(3 month USD-	iShares MSCI	372,687
					LIBOR-BBA minus	Emerging Markets
					0.075%)	Index

GBP	5,450,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	30,476
						UK Retail Price
						Index

Credit Suisse International
units	4,479		--	7/15/11	(1 month USD-	The Middle East	197,641
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	634,477		--	8/25/11	(3 month USD-	iShares MSCI	1,047,192
					LIBOR-BBA minus	Emerging Markets
					0.20%)	Index

units	1,115		--	7/15/11	(3 month USD-	The Middle East	3,181
					LIBOR-BBA plus 1%)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU5

Goldman Sachs International
	$2,725,000		--	7/28/11	(0.685%)	USA Non Revised	16,976
						Consumer Price
						Index- Urban
						(CPI-U)

	2,725,000		--	7/29/11	(0.76%)	USA Non Revised	14,928
						Consumer Price
						Index- Urban
						(CPI-U)

	2,725,000		--	7/30/11	(0.73%)	USA Non Revised	15,739
						Consumer Price
						Index- Urban
						(CPI-U)

baskets	6,883		--	11/26/11	(3 month USD-	A basket	287,948
					LIBOR-BBA plus	(GSPMGCC2)
					75 bp)	of common stocks

baskets	476	(F)	--	9/26/11	(1 month USD-	A basket	1,053
					LIBOR-BBA plus 60	(GSGLPMIN)
					bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	804,010		--	10/20/11	(3 month USD-	iShares MSCI	1,579,979
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

EUR	3,270,000		--	8/10/12	(1.435%)	Eurostat	34,269
						Eurozone HICP
						excluding tobacco

Total							$3,609,744

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or

Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX EM Series 11
Index	--	$(8,100)		$300,000	6/20/14	(500 bp)	$(39,671)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa2	--	EUR	1,245,000	3/20/13	815 bp	(556,627)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,976)		$1,570,000	12/20/19	(100 bp)	228,574

DJ CDX NA HY Series 15
Version 1 Index	B+	810,741		25,435,000	12/20/15	500 bp	1,614,910

DJ CDX NA HY Series 15
Version 1 Index	B+	581,681		17,235,000	12/20/15	500 bp	1,126,595

DJ CMB NA CMBX AJ Index	--	(806,039)		2,507,000	2/17/51	(96 bp)	(131,623)

Deutsche Bank AG
DJ CDX EM Series 11
Index	--	(37,840)		1,720,000	6/20/14	(500 bp)	(219,088)

DJ CDX NA HY Series 15
Version 1 Index	B+	19,063		610,000	12/20/15	500 bp	38,349

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		895,000	12/20/13	112 bp	13,330

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	580,000	9/20/13	715 bp	89,484

Universal Corp., 5.2%,
10/15/13	--	--		$790,000	3/20/15	(95 bp)	39,551

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	800,000	9/20/13	477 bp	76,659

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	800,000	9/20/13	535 bp	93,143

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$605,000	9/20/13	495 bp	54,529

Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	745,000	3/20/13	680 bp	(354,502)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$820,000	12/20/13	118.1 bp	9,335

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 15
Version 1 Index	B+	816,988		25,631,000	12/20/15	500 bp	1,627,355

DJ CDX NA HY Series 15
Version 1 Index	B+	555,231		17,084,000	12/20/15	500 bp	1,095,369

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		950,000	12/20/13	113 bp	14,427

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(25,334)	EUR	2,129,000	12/20/14	(500 bp)	(185,887)

Universal Corp., 5.2%,
10/15/13	--	--		$2,370,000	3/20/13	(89 bp)	36,901

Total							$4,671,113

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $200,564,358) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/19/11	$93,081	$87,338	$(5,743)
	Brazilian Real	Buy	1/19/11	831,707	812,853	18,854
	British Pound	Sell	1/19/11	2,039,955	2,033,832	(6,123)
	Canadian Dollar	Sell	1/19/11	2,481,334	2,439,581	(41,753)
	Chilean Peso	Sell	1/19/11	15,449	14,996	(453)
	Czech Koruna	Sell	1/19/11	7,213	7,212	(1)
	Euro	Sell	1/19/11	21,960,695	21,481,205	(479,490)
	Japanese Yen	Buy	1/19/11	431,855	416,490	15,365
	Mexican Peso	Sell	1/19/11	410,105	409,302	(803)
	Norwegian Krone	Buy	1/19/11	940,558	912,943	27,615
	Singapore Dollar	Sell	1/19/11	805,063	793,951	(11,112)
	South Korean Won	Buy	1/19/11	515,884	505,921	9,963
	Swedish Krona	Sell	1/19/11	2,064,306	2,005,038	(59,268)
	Swiss Franc	Buy	1/19/11	1,698,940	1,652,247	46,693
	Taiwan Dollar	Buy	1/19/11	95,409	92,018	3,391
	Turkish Lira (New)	Buy	1/19/11	203,268	211,919	(8,651)

Barclays Bank PLC
	Australian Dollar	Buy	1/19/11	2,295,429	2,203,019	92,410
	Brazilian Real	Buy	1/19/11	535,595	520,941	14,654
	British Pound	Sell	1/19/11	1,729,486	1,729,894	408
	Canadian Dollar	Sell	1/19/11	1,367,852	1,346,449	(21,403)
	Chilean Peso	Buy	1/19/11	554,769	550,255	4,514
	Czech Koruna	Buy	1/19/11	224,071	223,988	83
	Euro	Sell	1/19/11	1,997,642	1,952,434	(45,208)
	Hungarian Forint	Sell	1/19/11	333,128	329,423	(3,705)
	Japanese Yen	Sell	1/19/11	4,641,743	4,511,667	(130,076)
	Mexican Peso	Buy	1/19/11	252,578	252,073	505
	New Zealand Dollar	Sell	1/19/11	276,357	277,347	990
	Norwegian Krone	Buy	1/19/11	2,475,073	2,404,958	70,115
	Polish Zloty	Buy	1/19/11	142,027	138,340	3,687
	Singapore Dollar	Sell	1/19/11	806,620	797,291	(9,329)
	South Korean Won	Buy	1/19/11	545,960	539,714	6,246
	Swedish Krona	Sell	1/19/11	875,712	855,301	(20,411)
	Swiss Franc	Buy	1/19/11	56,549	49,506	7,043
	Taiwan Dollar	Sell	1/19/11	262,335	253,010	(9,325)
	Turkish Lira (New)	Sell	1/19/11	116,264	118,592	2,328

Citibank, N.A.
	Australian Dollar	Buy	1/19/11	2,162,615	2,028,507	134,108
	Brazilian Real	Sell	1/19/11	1,533,403	1,507,819	(25,584)
	British Pound	Buy	1/19/11	1,768,470	1,759,700	8,770
	Canadian Dollar	Sell	1/19/11	426,393	416,122	(10,271)
	Chilean Peso	Buy	1/19/11	403,757	392,767	10,990
	Czech Koruna	Sell	1/19/11	58,593	58,750	157
	Danish Krone	Buy	1/19/11	782,102	776,694	5,408
	Euro	Sell	1/19/11	3,209	3,136	(73)
	Hungarian Forint	Sell	1/19/11	18,909	18,687	(222)
	Japanese Yen	Buy	1/19/11	2,201,913	2,123,342	78,571
	Mexican Peso	Buy	1/19/11	737,305	733,871	3,434
	New Zealand Dollar	Sell	1/19/11	47,200	45,950	(1,250)
	Norwegian Krone	Buy	1/19/11	777,541	745,159	32,382
	Polish Zloty	Sell	1/19/11	61,282	61,057	(225)
	Singapore Dollar	Sell	1/19/11	201,694	197,274	(4,420)
	South African Rand	Buy	1/19/11	1,034,565	988,253	46,312
	South Korean Won	Buy	1/19/11	724,638	713,328	11,310
	Swedish Krona	Buy	1/19/11	107,070	104,020	3,050
	Swiss Franc	Sell	1/19/11	1,013,709	943,951	(69,758)
	Taiwan Dollar	Buy	1/19/11	289,129	279,129	10,000
	Turkish Lira (New)	Buy	1/19/11	179,510	187,403	(7,893)

Credit Suisse AG
	Australian Dollar	Buy	1/19/11	1,092,547	1,084,462	8,085
	British Pound	Sell	1/19/11	121,318	122,899	1,581
	Canadian Dollar	Sell	1/19/11	5,211,715	5,098,051	(113,664)
	Euro	Sell	1/19/11	1,455,979	1,433,109	(22,870)
	Japanese Yen	Sell	1/19/11	10,052,772	9,693,944	(358,828)
	Malaysian Ringgit	Buy	1/19/11	552,140	541,767	10,373
	Norwegian Krone	Buy	1/19/11	521,145	511,135	10,010
	Polish Zloty	Buy	1/19/11	8,620	8,388	232
	South African Rand	Buy	1/19/11	573,764	559,476	14,288
	South Korean Won	Buy	1/19/11	275,493	270,623	4,870
	Swedish Krona	Buy	1/19/11	239,223	232,114	7,109
	Swiss Franc	Sell	1/19/11	3,706,651	3,450,755	(255,896)
	Taiwan Dollar	Sell	1/19/11	281,892	273,501	(8,391)
	Turkish Lira (New)	Buy	1/19/11	549,212	572,064	(22,852)

Deutsche Bank AG
	Australian Dollar	Buy	1/19/11	697,746	654,526	43,220
	Brazilian Real	Buy	1/19/11	186,819	182,415	4,404
	Canadian Dollar	Buy	1/19/11	328,983	321,041	7,942
	Chilean Peso	Sell	1/19/11	9,692	9,430	(262)
	Czech Koruna	Buy	1/19/11	253,869	253,882	(13)
	Euro	Sell	1/19/11	1,921,026	1,880,604	(40,422)
	Hungarian Forint	Sell	1/19/11	20,595	20,641	46

Malaysian Ringgit	Buy	1/19/11	546,633	536,523	10,110
Mexican Peso	Sell	1/19/11	17,314	17,223	(91)
New Zealand Dollar	Sell	1/19/11	279,779	265,856	(13,923)
Norwegian Krone	Buy	1/19/11	20,600	19,719	881
Polish Zloty	Sell	1/19/11	865,563	859,003	(6,560)
Singapore Dollar	Sell	1/19/11	516,262	508,765	(7,497)
South Korean Won	Buy	1/19/11	268,066	264,300	3,766
Swedish Krona	Buy	1/19/11	1,360,638	1,320,598	40,040
Swiss Franc	Sell	1/19/11	1,447,788	1,348,187	(99,601)
Taiwan Dollar	Buy	1/19/11	1,701	1,639	62
Turkish Lira (New)	Sell	1/19/11	226,637	231,039	4,402

Goldman Sachs International
Australian Dollar	Buy	1/19/11	1,733,178	1,626,582	106,596
British Pound	Sell	1/19/11	1,794,823	1,774,953	(19,870)
Canadian Dollar	Sell	1/19/11	2,034,857	1,988,459	(46,398)
Chilean Peso	Buy	1/19/11	112,936	109,862	3,074
Euro	Sell	1/19/11	5,657,847	5,529,382	(128,465)
Hungarian Forint	Buy	1/19/11	235,148	235,685	(537)
Japanese Yen	Buy	1/19/11	1,027,860	990,807	37,053
Norwegian Krone	Buy	1/19/11	450,957	431,786	19,171
Polish Zloty	Buy	1/19/11	231,324	229,797	1,527
South African Rand	Buy	1/19/11	226,363	211,316	15,047
Swedish Krona	Sell	1/19/11	1,710,833	1,661,868	(48,965)
Swiss Franc	Buy	1/19/11	29,774	23,740	6,034

HSBC Bank USA, National Association
Australian Dollar	Buy	1/19/11	2,971,643	2,845,660	125,983
British Pound	Sell	1/19/11	3,960,595	3,948,607	(11,988)
Euro	Sell	1/19/11	2,065,568	2,050,451	(15,117)
Japanese Yen	Buy	1/19/11	3,192,631	3,078,946	113,685
New Zealand Dollar	Sell	1/19/11	398,206	388,080	(10,126)
Norwegian Krone	Sell	1/19/11	1,291,464	1,236,379	(55,085)
Singapore Dollar	Sell	1/19/11	384,082	378,795	(5,287)
South Korean Won	Buy	1/19/11	3,301	3,262	39
Swiss Franc	Buy	1/19/11	272,464	253,533	18,931
Taiwan Dollar	Sell	1/19/11	502,029	483,513	(18,516)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	1/19/11	2,803,859	2,627,654	176,205
Brazilian Real	Buy	1/19/11	278,577	272,882	5,695
British Pound	Buy	1/19/11	5,124,369	5,102,098	22,271
Canadian Dollar	Sell	1/19/11	184,375	179,877	(4,498)
Chilean Peso	Sell	1/19/11	16,740	16,205	(535)
Czech Koruna	Buy	1/19/11	3,289	3,288	1
Euro	Sell	1/19/11	195,084	193,325	(1,759)
Hong Kong Dollar	Sell	1/19/11	3,141,995	3,146,793	4,798
Hungarian Forint	Sell	1/19/11	486,586	483,929	(2,657)
Japanese Yen	Sell	1/19/11	1,370,776	1,319,577	(51,199)
Malaysian Ringgit	Buy	1/19/11	456,639	448,346	8,293
Mexican Peso	Buy	1/19/11	51,579	51,145	434
New Zealand Dollar	Buy	1/19/11	7,931	7,720	211
Norwegian Krone	Buy	1/19/11	639,206	612,787	26,419
Polish Zloty	Buy	1/19/11	994,794	990,512	4,282
Singapore Dollar	Sell	1/19/11	435,304	429,605	(5,699)
South African Rand	Buy	1/19/11	305,093	289,502	15,591
South Korean Won	Sell	1/19/11	149,292	147,454	(1,838)
Swedish Krona	Buy	1/19/11	2,219,831	2,154,485	65,346
Swiss Franc	Sell	1/19/11	364,250	339,167	(25,083)
Taiwan Dollar	Sell	1/19/11	372,708	358,136	(14,572)
Turkish Lira (New)	Buy	1/19/11	137,886	143,760	(5,874)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	1/19/11	2,096,100	2,023,285	72,815
Brazilian Real	Buy	1/19/11	551,929	537,719	14,210
British Pound	Sell	1/19/11	1,779,074	1,761,573	(17,501)
Canadian Dollar	Sell	1/19/11	687,089	670,370	(16,719)
Czech Koruna	Buy	1/19/11	408,060	401,964	6,096
Euro	Buy	1/19/11	1,501,708	1,474,590	27,118
Hungarian Forint	Sell	1/19/11	226,445	223,735	(2,710)
Japanese Yen	Sell	1/19/11	184,024	177,529	(6,495)
Malaysian Ringgit	Buy	1/19/11	552,140	541,853	10,287
Norwegian Krone	Buy	1/19/11	1,218,206	1,192,495	25,711
Polish Zloty	Buy	1/19/11	291,933	283,904	8,029
Singapore Dollar	Sell	1/19/11	553,082	547,183	(5,899)
South African Rand	Buy	1/19/11	562,398	544,276	18,122
Swedish Krona	Buy	1/19/11	731,329	699,183	32,146
Swiss Franc	Sell	1/19/11	1,755,917	1,634,596	(121,321)
Taiwan Dollar	Sell	1/19/11	280,451	271,471	(8,980)
Turkish Lira (New)	Buy	1/19/11	94,319	98,301	(3,982)

State Street Bank and Trust Co.
Australian Dollar	Buy	1/19/11	163,581	153,425	10,156
British Pound	Buy	1/19/11	1,318,127	1,314,161	3,966
Canadian Dollar	Sell	1/19/11	119,603	117,000	(2,603)
Euro	Sell	1/19/11	2,274,558	2,252,531	(22,027)
Hungarian Forint	Sell	1/19/11	20,223	19,962	(261)
Japanese Yen	Sell	1/19/11	1,101,635	1,065,732	(35,903)
Malaysian Ringgit	Buy	1/19/11	589,523	579,407	10,116
Mexican Peso	Buy	1/19/11	728	726	2
Norwegian Krone	Buy	1/19/11	568,486	561,472	7,014
Polish Zloty	Buy	1/19/11	279,575	278,267	1,308
Swedish Krona	Buy	1/19/11	2,672,195	2,605,409	66,786

Swiss Franc	Sell	1/19/11	2,811,610	2,617,452	(194,158)
Taiwan Dollar	Sell	1/19/11	276,541	264,994	(11,547)

UBS AG
Australian Dollar	Buy	1/19/11	723,085	723,446	(361)
British Pound	Sell	1/19/11	3,115,757	3,113,926	(1,831)
Canadian Dollar	Sell	1/19/11	1,555,943	1,538,023	(17,920)
Czech Koruna	Buy	1/19/11	221,796	221,729	67
Euro	Sell	1/19/11	4,258,161	4,189,632	(68,529)
Hungarian Forint	Sell	1/19/11	273,748	270,524	(3,224)
Japanese Yen	Sell	1/19/11	1,334,466	1,287,842	(46,624)
Mexican Peso	Sell	1/19/11	3,576	3,538	(38)
Norwegian Krone	Buy	1/19/11	86,037	103,206	(17,169)
Polish Zloty	Buy	1/19/11	279,744	271,948	7,796
South African Rand	Sell	1/19/11	391,973	373,913	(18,060)
Swedish Krona	Buy	1/19/11	3,095,811	3,004,865	90,946
Swiss Franc	Sell	1/19/11	484,096	470,019	(14,077)

Westpac Banking Corp.
Australian Dollar	Buy	1/19/11	3,272,327	3,124,298	148,029
British Pound	Buy	1/19/11	35,242	37,557	(2,315)
Canadian Dollar	Sell	1/19/11	18,377	17,943	(434)
Euro	Sell	1/19/11	313,980	338,871	24,891
Japanese Yen	Sell	1/19/11	4,782,510	4,614,104	(168,406)
New Zealand Dollar	Sell	1/19/11	170,760	166,272	(4,488)
Norwegian Krone	Buy	1/19/11	762,275	730,665	31,610
Swedish Krona	Buy	1/19/11	1,431,064	1,391,809	39,255
Swiss Franc	Sell	1/19/11	1,331,905	1,292,307	(39,598)

Total					$(976,729)

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	4	$379,537	Jan-11	$2,834
Australian Government Treasury Bond 10 yr (Long)	7	676,811	Mar-11	7,645
Australian Government Treasury Bond 10 yr (Short)	21	2,030,433	Mar-11	(9,919)
Canadian Government Bond 10 yr (Long)	157	19,328,900	Mar-11	111,897
Canadian Government Bond 10 yr (Short)	36	4,432,104	Mar-11	(24,030)
Euro STOXX 50 Index (Long)	48	1,793,279	Mar-11	(43,484)
Euro STOXX 50 Index (Short)	675	25,217,980	Mar-11	571,037
Euro-Bobl 5 yr (Short)	5	794,133	Mar-11	3,192
Euro-Bund 10 yr (Long)	53	8,880,588	Mar-11	8,183
Euro-Schatz 2 yr (Long)	8	1,166,048	Mar-11	1,324
FTSE 100 Index (Short)	193	17,737,526	Mar-11	(205,191)
Japanese Government Bond 10 yr (Short)	21	36,373,614	Mar-11	(250,671)
MSCI EAFE Index E-Mini (Short)	101	8,388,050	Mar-11	(190,587)
NASDAQ 100 Index E-Mini (Short)	136	6,027,520	Mar-11	(46,376)
Russell 2000 Index Mini (Long)	18	1,408,140	Mar-11	(11,805)
Russell 2000 Index Mini (Short)	120	9,387,600	Mar-11	(225,840)
S&P 500 Index (Long)	20	6,265,000	Mar-11	115,850
S&P 500 Index E-Mini (Long)	81	5,074,650	Mar-11	118,503
S&P 500 Index E-Mini (Short)	1,234	77,310,100	Mar-11	(1,699,766)
S&P Mid Cap 400 Index E-Mini (Long)	29	2,625,370	Mar-11	726
S&P Mid Cap 400 Index E-Mini (Short)	38	3,440,140	Mar-11	(72,846)
S&P/TSX 60 Index (Long)	13	2,003,476	Mar-11	1,362
SGX MSCI Singapore Index (Short)	41	2,415,350	Jan-11	(23,170)
SPI 200 Index (Short)	46	5,569,232	Mar-11	48,065
Tokyo Price Index (Long)	98	10,816,457	Mar-11	214,337
Tokyo Price Index (Short)	143	15,783,198	Mar-11	(314,343)
U.K. Gilt 10 yr (Long)	119	22,175,725	Mar-11	199,221
U.K. Gilt 10 yr (Short)	27	5,031,467	Mar-11	(51,863)
U.S. Treasury Bond 20 yr (Long)	1,036	126,521,500	Mar-11	(3,865,367)
U.S. Treasury Bond 30 yr (Long)	481	61,132,094	Mar-11	(574,866)
U.S. Treasury Note 2 yr (Long)	140	30,646,875	Mar-11	(17,266)
U.S. Treasury Note 2 yr (Short)	83	18,169,219	Mar-11	15,405
U.S. Treasury Note 5 yr (Long)	212	24,956,375	Mar-11	(234,504)
U.S. Treasury Note 10 yr (Long)	130	15,656,875	Mar-11	76,425
U.S. Treasury Note 10 yr (Short)	98	11,802,875	Mar-11	(9,389)

Total				$(6,375,277)

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $19,727,295) (Unaudited)
		Expiration
	Contract	date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	$9,242,000	Aug-11/4.49	$730,118
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	9,242,000	Aug-11/4.49	101,662
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.525% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,744,000	Jul-11/4.525	1,552,896
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.525% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,744,000	Jul-11/4.525	167,535
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	6,539,000	Aug-11/4.475	512,396
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	6,539,000	Aug-11/4.475	76,572
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	4,621,000	Aug-11/4.55	386,963
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	4,621,000	Aug-11/4.55	48,197
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	4,875,000	Aug-11/4.70	463,613
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	4,875,000	Aug-11/4.70	38,318
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing July 27, 2021.	28,116,000	Jul-11/4.745	2,787,644
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing July 27, 2021.	28,116,000	Jul-11/4.745	183,081
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	747,020
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	70,316
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	1,458,881
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	158,211
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,744,000	Jul-11/4.46	1,465,462
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.46% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,744,000	Jul-11/4.46	184,472
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 3.565% versus the
three month USD-LIBOR-BBA maturing January 25, 2041.	35,843,400	Jan-11/3.565	11,828
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 3.565% versus the
three month USD-LIBOR-BBA maturing January 25, 2041.	35,843,400	Jan-11/3.565	3,579,322
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	419,740	Feb-15/5.36	36,446
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	419,740	Feb-15/5.36	21,701
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.27% versus the
three month USD-LIBOR-BBA maturing February 12, 2025.	3,835,120	Feb-15/5.27	317,433
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 5.27% versus the
three month USD-LIBOR-BBA maturing February 12, 2025.	3,835,120	Feb-15/5.27	209,221
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	9,715,000	May-12/5.51	1,295,304
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	9,715,000	May-12/5.51	116,380
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the
three month USD-LIBOR-BBA maturing March 9, 2021.	14,553,200	Mar-11/4.7375	6,549
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.665% versus the

three month USD-LIBOR-BBA maturing March 8, 2021.		14,553,200	Mar-11/4.665	7,277
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the
six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	15,370,000	Dec-11/0.578	14,963
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the
six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	15,370,000	Dec-11/0.602	17,010

Total				$16,766,791

Putnam Asset Allocation: Conservative Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/10 (proceeds receivable $119,983,515) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, January 1, 2026	$65,000,000	1/19/11	$66,924,611
FNMA, 4s, January 1, 2041	53,000,000	1/13/11	52,722,577
GNMA, 4 1/2s, January 1, 2041	1,000,000	1/20/11	1,038,359

Total			$120,685,547

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$72,360,800		$5,010	12/6/12	3 month USD-LIBOR-BBA	0.79%	$76,608

GBP	2,300,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	65,857

GBP	1,460,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	(34,465)

GBP	2,300,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	73,246

GBP	3,397,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	(54,557)

GBP	5,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	111,508

AUD	3,110,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(7,393)

AUD	5,990,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(103,620)

AUD	3,120,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	109,405

AUD	3,100,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	84,699

AUD	5,970,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(61,359)

AUD	8,390,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(100,936)

AUD	4,920,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	156,691

GBP	10,940,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	65,005

GBP	6,410,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(58,013)

	$65,576,100		39,234	7/23/15	1.90%	3 month USD-LIBOR-BBA	(222,025)

	89,921,600		(726,000)	9/9/20	3 month USD-LIBOR-BBA	2.69%	(4,945,497)

Barclays Bank PLC
AUD	3,120,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	44,850

AUD	3,440,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(55,181)

	$9,023,000	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(598,766)

AUD	7,040,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	81,681

AUD	2,800,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	38,874

	$23,270,000		32,776	10/22/15	1.35%	3 month USD-LIBOR-BBA	785,593

	6,874,100		(77,617)	10/28/30	3.38%	3 month USD-LIBOR-BBA	492,080

	1,234,900		(6,894)	10/28/18	2.27%	3 month USD-LIBOR-BBA	54,132

	14,176,300		(10,526)	10/28/12	0.52%	3 month USD-LIBOR-BBA	32,864

	148,384,500		131,515	11/3/15	1.43%	3 month USD-LIBOR-BBA	4,537,753

	7,760,800		(22,317)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(440,117)

GBP	3,680,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	221,137

GBP	3,680,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	248,947

AUD	5,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(160,142)

	$8,800,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	1,291,130

	14,344,000		--	9/1/15	1.72%	3 month USD-LIBOR-BBA	124,958

	6,861,000		--	9/1/40	3 month USD-LIBOR-BBA	3.35%	(845,537)

	40,723,700		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	2,255,661

	12,803,600		--	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(753,879)

	28,848,400		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(978,056)

	13,788,300		--	11/23/15	1.7575%	3 month USD-LIBOR-BBA	219,826

AUD	6,120,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(64,154)

	$3,351,100		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	675

AUD	6,120,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(12,104)

Citibank, N.A.
	$35,796,300		(11,326)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(275,372)

GBP	42,260,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	273,061

GBP	33,800,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(307,527)

GBP	10,020,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	38,383

	$5,948,400		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(148,392)

	7,446,000		--	9/1/20	2.557%	3 month USD-LIBOR-BBA	430,167

	11,767,200		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	678,443

	11,369,200		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(412,556)

	16,968,300		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	1,005,866

	28,848,400		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(992,031)

	39,798,200		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	2,239,200

	12,803,600		--	11/9/40	3 month USD-LIBOR-BBA	3.747%	(766,400)

SEK	19,200,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	85,380

SEK	32,100,000		--	12/7/20	3.51%	3 month SEK-STIBOR-SIDE	44,689

	$23,557,700		6,455	12/10/12	3 month USD-LIBOR-BBA	0.81%	35,473

	7,200,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(24,938)

Credit Suisse International
	72,262,300		(408,471)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(7,443,095)

	56,630,500		1,353	3/19/11	3 month USD-LIBOR-BBA	0.5%	99,410

	4,112,000		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(96,853)

CHF	5,540,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	6,465

	$5,300,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(211,680)

CHF	5,520,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(22,287)

MXN	31,990,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(77,233)

	$11,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	445,702

	3,300,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(205,677)

	9,229,300		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(530,892)

	632,000		(697)	10/27/15	3 month USD-LIBOR-BBA	1.40%	(19,935)

	11,394,400		3,091	11/3/12	3 month USD-LIBOR-BBA	0.50%	(40,094)

	11,369,200		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(409,041)

	16,968,300		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	1,007,764

	1,253,100		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	30,936

	1,400,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(45,161)

CHF	21,170,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(173,611)

CHF	21,170,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(151,740)

GBP	10,570,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(66,514)

GBP	5,850,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	19,859

Deutsche Bank AG
	$1,185,300		29	11/3/12	3 month USD-LIBOR-BBA	0.50%	(4,325)

	25,443,000		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,425,655)

	47,893,000		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,534,373

	402,500		556	7/27/14	3 month USD-LIBOR-BBA	1.51%	2,529

	163,688,200		383,456	7/27/20	3 month USD-LIBOR-BBA	2.94%	(2,851,374)

MXN	31,990,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(56,343)

	$6,800,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	27,040

	834,800		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	8,275

EUR	22,910,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(54,810)

Goldman Sachs International

AUD	1,487,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	15,869

AUD	4,520,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	49,379

	$195,778,400		675,442	4/8/16	3.28%	3 month USD-LIBOR-BBA	(10,563,850)

SEK	15,400,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	9,282

CHF	23,230,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(13,216)

	$37,461,100		--	7/20/40	3 month USD-LIBOR-BBA	3.7275%	(1,931,342)

GBP	3,640,000		--	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	188,240

	$72,099,200		77,041	5/12/15	2.52%	3 month USD-LIBOR-BBA	(2,027,772)

	45,325,400		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(425,060)

	13,120,200		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	818,016

AUD	5,990,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(101,853)

AUD	3,110,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	108,227

AUD	2,830,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	31,959

JPMorgan Chase Bank, N.A.
	$33,631,600		(26,171)	2/26/11	3 month USD-LIBOR-BBA	0.56%	43,344

AUD	7,040,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	22,003

AUD	5,280,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	7,357

	$900,000		--	12/6/20	3 month USD-LIBOR-BBA	3.1775%	(13,430)

	8,500,000		--	12/6/15	1.9375%	3 month USD-LIBOR-BBA	74,066

	65,100,000		--	12/6/12	3 month USD-LIBOR-BBA	0.78375%	56,319

	2,500,000		--	12/6/40	4.0025%	3 month USD-LIBOR-BBA	43,624

JPY	945,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(109,958)

GBP	14,200,000		--	12/6/12	6 month GBP-LIBOR-BBA	1.373%	(55,854)

	$15,894,800		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(45,767)

	11,869,300	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(129,494)

	1,102,000		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(47,727)

	9,023,000	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(543,094)

	11,401,400		(266,793)	9/20/20	3 month USD-LIBOR-BBA	3.995%	497,294

	7,600,900		(177,101)	9/20/20	3 month USD-LIBOR-BBA	3.965%	312,190

	975,100		44,562	10/14/20	4.02%	3 month USD-LIBOR-BBA	(19,360)

	3,210,000		--	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(12,291)

	3,100,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	16,165

GBP	14,200,000		--	12/23/12	1.582%	6 month GBP-LIBOR-BBA	(21,256)

GBP	3,266,000		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	43,236

	$3,500,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	5,130

	15,600,000		--	1/4/21	3.4675%	3 month USD-LIBOR-BBA	(111,384)

	64,800,000		--	1/4/13	3 month USD-LIBOR-BBA	0.8575%	83,105

	37,461,100		--	7/20/40	3 month USD-LIBOR-BBA	3.7225%	(1,965,146)

	35,261,800		--	7/22/12	3 month USD-LIBOR-BBA	0.8075%	218,186

	3,202,100		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	152,793

MXN	4,570,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(8,059)

AUD	6,110,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	3,549

JPY	1,012,050,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(89,738)

AUD	5,280,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	52,834

	$1,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	40,518

AUD	4,880,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	145,809

	$3,957,700		--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(385,471)

	22,380,600		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(679,785)

	20,191,100		--	11/12/40	3.775%	3 month USD-LIBOR-BBA	1,114,317

	75,526,700		--	11/12/15	3 month USD-LIBOR-BBA	1.435%	(2,292,501)

	1,810,900		--	11/12/40	3.90%	3 month USD-LIBOR-BBA	59,811

	23,000,000		--	1/4/21	3 month USD-LIBOR-BBA	3.47%	169,280

	14,600,000		--	1/4/41	3 month USD-LIBOR-BBA	4.195%	197,246

	28,100,000		--	1/4/16	3 month USD-LIBOR-BBA	2.265%	116,053

JPY	1,009,250,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	31,400

AUD	8,370,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(146,865)

AUD	4,100,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	151,365

CAD	2,650,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	32,912

	$26,621,800		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	8,155

JPY	353,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	46,519

JPY	475,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(76,012)

PLN	10,420,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	73,738

MXN	9,320,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(32,105)

GBP	9,880,000		--	11/17/12	6 month GBP-LIBOR-BBA	1.44107%	4,714

	$2,759,700		--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(68,595)

	65,100,000		--	12/1/12	3 month USD-LIBOR-BBA	0.759%	33,700

	97,600,000		--	12/1/15	3 month USD-LIBOR-BBA	1.773%	(1,565,244)

	45,600,000		--	12/1/20	2.985%	3 month USD-LIBOR-BBA	1,420,775

	6,000,000		--	12/1/40	3 month USD-LIBOR-BBA	3.845%	(268,684)

	2,823,200		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(3,782)

	20,020,200		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(25,623)

	88,884,200		334,007	7/16/40	3.88%	3 month USD-LIBOR-BBA	2,444,906

	300,000		(10,620)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(27,437)

UBS, AG
	8,669,700		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(6,824)

Total							$(21,994,336)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Fixed payments	Total return
Swap counterparty /			premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
shares	232,047		$--	10/17/11	(3 month USD-	iShares MSCI	$292,949
					LIBOR-BBA minus	Emerging Markets
					0.075%)	Index

GBP	5,590,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	31,259
						UK Retail Price
						Index

Credit Suisse International
units	3,066		--	7/15/11	(1 month USD-	The Middle East	135,291
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	499,454		--	8/25/11	(3 month USD-	iShares MSCI	824,340
					LIBOR-BBA minus	Emerging Markets
					0.20%)	Index

units	1,228		--	7/15/11	(3 month USD-	The Middle East	3,503
					LIBOR-BBA plus 1%)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU5

Goldman Sachs International
	$2,795,000		--	7/28/11	(0.685%)	USA Non Revised	17,412
						Consumer Price
						Index- Urban
						(CPI-U)

	2,795,000		--	7/29/11	(0.76%)	USA Non Revised	15,311
						Consumer Price
						Index- Urban
						(CPI-U)

	2,795,000		--	7/30/11	(0.73%)	USA Non Revised	16,143
						Consumer Price
						Index- Urban
						(CPI-U)

baskets	5,173		--	11/26/11	(3 month USD-	A basket	216,411
					LIBOR-BBA plus	(GSPMGCC2)
					75 bp)	of common stocks

baskets	393	(F)	--	9/26/11	(1 month USD-	A basket	869
					LIBOR-BBA plus 60	(GSGLPMIN)
					bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	551,399		--	10/20/11	(3 month USD-	iShares MSCI	1,083,567
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

EUR	3,105,000		--	8/10/12	(1.435%)	Eurostat	32,540
						Eurozone HICP
						excluding tobacco

Total							$2,669,595

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX EM Series 11
Index	--	$(8,100)		$300,000	6/20/14	(500 bp)	$(39,671)

DJ CDX NA IG Series 15
Version 1 Index	BBB+	(36,930)		10,100,000	12/20/15	100 bp	37,541

Lighthouse
International Co., SA,
8%, 4/30/14	Caa2	--	EUR	1,000,000	3/20/13	815 bp	(447,090)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,264)		$1,490,000	12/20/19	(100 bp)	216,927

DJ CDX NA HY Series 15
Version 1 Index	B+	594,947		18,665,000	12/20/15	500 bp	1,185,072

DJ CDX NA HY Series 15
Version 1 Index	B+	440,539		13,053,000	12/20/15	500 bp	853,231

DJ CMB NA CMBX AJ Index	--	(460,732)		1,433,000	2/17/51	(96 bp)	(75,235)

Deutsche Bank AG
DJ CDX EM Series 11
Index	--	(35,420)		1,610,000	6/20/14	(500 bp)	(205,076)

DJ CDX NA HY Series 15
Version 1 Index	B+	28,125		900,000	12/20/15	500 bp	56,580

DJ CDX NA IG Series 15
Version 1 Index	BBB+	12,031		3,765,000	12/20/15	100 bp	39,791

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		665,000	12/20/13	112 bp	9,904

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	440,000	9/20/13	715 bp	67,885

Universal Corp., 5.2%,
10/15/13	--	--		$710,000	3/20/15	(95 bp)	35,546

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	690,000	9/20/13	477 bp	66,118

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	690,000	9/20/13	535 bp	80,336

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	680,000	3/20/13	680 bp	(323,572)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$615,000	12/20/13	118.1 bp	7,001

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 15
Version 1 Index	B+	618,821		19,414,000	12/20/15	500 bp	1,232,627

DJ CDX NA HY Series 15
Version 1 Index	B+	420,648		12,943,000	12/20/15	500 bp	829,862

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		710,000	12/20/13	113 bp	10,783

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(23,121)	EUR	1,943,000	12/20/14	(500 bp)	(169,647)

Universal Corp., 5.2%,
10/15/13	--	--		$2,130,000	3/20/13	(89 bp)	33,164

Total							$3,502,077

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the funds' portfolios

Unless noted otherwise, the notes to the funds' portfolios are for the close of the funds' reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

Growth portfolio	$1,788,071,221
Balanced portfolio	1,414,601,443
Conservative portfolio	1,099,635,268

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

Growth Portfolio	$1,816,314,749	$211,145,351	$(43,572,811)	$167,572,540
Balanced Portfolio	1,633,045,055	150,738,902	(38,990,093)	111,748,809
Conservative Portfolio	1,431,692,773	105,441,257	(20,730,208)	84,711,049

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or more of the funds, at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) Each fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the funds' agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,272,021, $8,838,358 and $3,900,510 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to the close of the reporting period. The funds received cash collateral of $18,895,045, $9,170,716 and $4,052,500 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $137,567, $114,562 and $112,033 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the reporting period.

During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund were as follows:

	Purchases	Sales
Growth Portfolio	$272,598,041	$239,858,903
Balanced Portfolio	285,594,608	260,592,256
Conservative Portfolio	193,224,315	266,325,986

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to one or more of the funds for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at the close of the reporting period (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at the close of the reporting period (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at the close of the reporting period (Conservative portfolio).

At the close of the reporting period, the funds maintained liquid assets totaling $489,710,299, $750,193,198 and $698,940,836 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Growth Portfolio

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	78.0%
United Kingdom	4.2
Japan	3.0
France	1.3
Brazil	1.1
Italy	1.1
Russia	1.1
China	1.1
Australia	1.0
South Korea	0.9
Netherlands	0.7
Taiwan	0.6
Switzerland	0.5
Germany	0.5
Other	4.9

Total	100.0%

Balanced Portfolio

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	86.7%
United Kingdom	3.0
Japan	2.0
France	0.9
Australia	0.7
Italy	0.7
Canada	0.5
Netherlands	0.5
Germany	0.5
Russia	0.5
Other	4.0

Total	100.0%

Conservative Portfolio

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	89.4~~%~~
United Kingdom	2.6
Japan	1.4
France	0.7
Australia	0.6
Russia	0.5
Germany	0.5
Canada	0.5
Other	3.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: Each fund uses futures contracts to hedge interest rate risk, gain exposure to interest rates, hedge prepayment risk, equitize cash and manage exposure to market risk.

The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The funds had average contract amounts of approximately 13,000, 11,000 and 6,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on futures contracts for the reporting period.

Options contracts: Each fund uses options contracts to hedge duration, convexity and prepayment risk, gain exposure to interest rates and volatility, hedge against changes in values of securities it owns, owned or expects to own, hedge prepayment risk, generate additional income for the portfolio and enhance returns on securities owned.

The potential risk to each fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The funds had average contract amounts of approximately $191,900,000, $208,800,000 and $217,500,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period for each fund are indicative of the volume of activity during the period.

Forward currency contracts: Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period for each fund are indicative of the volume of activity during the period.

Total return swap contracts: Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, manage exposure to specific sectors or industries, manage exposure to credit risk, and gain exposure to specific markets/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period for each fund are indicative of the volume of activity during the period.

Interest rate swap contracts: Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, gain exposure on interest rates, and hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period for each fund are indicative of the volume of activity during the period.

Credit default contracts: Each fund enters into credit default contracts to hedge credit risk, hedge market risk and gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the close of the reporting period for each fund are indicative of the volume of activity during the period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $14,531 (for Conservative Portfolio) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the funds had net liability positions of $38,055,187, $53,069,374 and $35,887,687 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $38,536,460, $53,455,707 and $36,937,675 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively).

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

Growth Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$84,768,018	$--	$--

Capital goods	69,447,791	--	--

Communication services	42,043,520	--	--

Conglomerates	19,140,704	--	--

Consumer cyclicals	119,913,860	341,154	2,617

Consumer staples	87,957,236	--	--

Energy	111,229,277	29,986	--

Financials	153,696,536	--	--

Health care	91,129,123	--	--

Miscellaneous	25,570	--	--

Technology	160,929,743	--	--

Transportation	15,359,313	--	--

Utilities and power	33,981,175	--	--

Total common stocks	989,621,866	371,140	2,617

Asset-backed securities	--	17,333,263	--

Commodity linked notes	--	38,168,342	--

Convertible bonds and notes	--	1,786,515	--

Convertible preferred stocks	--	720,141	--

Corporate bonds and notes	--	191,781,005	190,078

Foreign government bonds and notes	--	11,194,530	--

Investment Companies	31,808,164	--	--

Mortgage-backed securities	--	76,229,408	16,800

Municipal bonds and notes	--	201,690	--

Preferred stocks	--	686,138	--

Purchased options outstanding	--	5,024,803	--

Senior loans	--	5,566,946	--

U.S. Government and Agency Mortgage Obligations	--	143,290,116	--

Warrants	--	388	19,165

Short-term investments	360,531,813	109,342,361	--

Totals by level	$1,381,961,843	$601,696,786	$228,660

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(483,241)	$--

Futures contracts	6,120,902	--	--

Written options	--	(15,249,139)	--

TBA sale commitments	--	(40,557,188)	--

Interest rate swap contracts	--	(34,492,637)	--

Total return swap contracts	--	4,357,533	--

Credit default contracts	--	3,112,103	--

Totals by level	$6,120,902	$(83,312,569)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$3,955,799	$843,696

Foreign exchange contracts	7,505,440	7,988,681

Equity contracts	15,222,650	3,317,288

Interest rate contractsBalanced Portfolio	21,682,499	67,806,846

Total	$48,366,388	$79,956,511

Balanced Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$45,939,088	$--	$--

Capital goods	44,111,770	--	--

Communication services	27,002,349	--	--

Conglomerates	13,539,343	--	--

Consumer cyclicals	76,384,286	341,154	2,889

Consumer staples	59,869,425	0	--

Energy	68,178,835	26,767	--

Financial	89,300,977	--	--

Health care	63,500,392	--	--

Miscellaneous	19,442	--	--

Technology	107,838,256	--	--

Transportation	8,167,986	--	--

Utilities and power	21,732,188	--	--

Total common stocks	625,584,337	367,921	2,889

Asset-backed securities	--	28,521,105	--

Commodity linked notes	--	30,523,953	--

Convertible bonds and notes	--	1,114,156	--

Convertible preferred stocks	--	716,117	--

Corporate bonds and notes	--	244,497,631	198,652

Foreign government bonds and notes	--	12,415,410	--

Investment companies	31,724,936	--	--

Mortgage-backed securities	--	79,646,248	--

Municipal bonds and notes	--	423,549	--

Preferred stocks	--	712,601	--

Purchased options outstanding	--	6,481,719	--

Senior loans	--	6,673,588	--

U.S. Government and agency mortgage obligations	--	271,997,347	--

U.S Treasury obligations	--	2,781,711	--

Warrants	--	231	19,545

Short-term investments	302,833,242	97,556,976	--

Totals by level	$960,142,515	$784,430,263	$221,086

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(790,498)	$--

Futures contracts	(2,256,315)	--	--

Written options	--	(17,571,123)	--

TBA sale commitments	--	(84,177,110)	--

Interest rate swap contracts	--	(44,095,690)	--

Total return swap contracts	--	3,609,744	--

Credit default contracts	--	2,778,698	--

Totals by level	$(2,256,315)	$(140,245,979)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$4,063,199	$1,284,501

Foreign exchange contracts	6,432,015	7,222,513

Equity contracts	9,397,820	2,696,326

Interest rate contracts	32,030,461	92,543,844

Total	$51,923,495	$103,747,184

Conservative Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$27,709,906	$--	$--

Capital goods	25,719,957	--	--

Communication services	15,843,626	--	--

Conglomerates	7,975,471	--	--

Consumer cyclicals	44,341,938	262,218	1,844

Consumer staples	34,809,627	--	--

Energy	39,790,880	20,880	--

Financials	51,927,351	--	--

Health care	36,356,520	--	--

Miscellaneous	13,302	--	--

Technology	63,191,459	--	--

Transportation	4,619,185	--	--

Utilities and power	12,883,068	--	--

Total common stocks	365,182,290	283,098	1,844

Asset-backed securities	--	23,535,446	--

Commodity linked notes	--	24,038,439	--

Convertible bonds and notes	--	804,225	--

Convertible preferred stocks	--	553,165	--

Corporate bonds and notes	--	229,748,347	131,512

Foreign government bonds and notes	--	12,751,389	--

Investment Companies	16,536,705	--	--

Mortgage-backed securities	--	83,956,294	--

Municipal bonds and notes	--	539,515	--

Preferred stocks	--	490,504	--

Purchased options outstanding	--	6,264,028	--

Senior loans	--	4,615,716	--

U.S. Government and Agency Mortgage Obligations	--	384,782,635	--

U.S. Treasury Obligations	--	7,755,379	--

Warrants	--	75	15,739

Short-term investments	237,110,350	117,307,127	--

Totals by level	$618,829,345	$897,425,382	$149,095

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(976,729)	$--

Futures contracts	(6,375,277)		--

Written options	--	(16,766,791)	--

TBA sale commitments	--	(120,685,547)	--

Interest rate swap contracts	--	(21,984,330)	--

Total return swap contracts	--	2,669,595	--

Credit default contracts	--	1,964,533	--

Totals by level	$(6,375,277)	$(155,779,269)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$3,082,948	$1,118,415

Foreign exchange contracts	2,273,939	3,250,668

Equity contracts	3,645,458	2,833,408

Interest rate contracts	34,982,995	71,972,006

Total	$43,985,340	$79,174,497

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011